UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products

Asset Manager SM Portfolio
Contrafund® Portfolio
Equity-Income Portfolio
Growth Portfolio
High Income Portfolio
Index 500 Portfolio
Overseas Portfolio

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	4	An example of shareholder expenses
Asset Manager Portfolio	8 9 10 11 24	Performance Management's Discussion Investment Summary Investments Financial Statements
Contrafund Portfolio	25 29 30 31 40	Performance Management's Discussion Investment Summary Investments Financial Statements
Equity-Income Portfolio	44 45 46 47 53	Performance Management's Discussion Investment Summary Investments Financial Statements
Growth Portfolio	57 58 59 60 65	Performance Management's Discussion Investment Summary Investments Financial Statements
High Income Portfolio	69 70 71 72 80	Performance Management's Discussion Investment Summary Investments Financial Statements
Index 500 Portfolio	85 86 87 88 96	Performance Management's Discussion Investment Summary Investments Financial Statements
Overseas Portfolio	100 101 102 103 106	Performance Management's Discussion Investment Summary Investments Financial Statements
Notes to Financial Statements	111	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	119
Central Investment Portfolio Top Fifty Holdings	124	Top Fifty holdings of each Fidelity Central Investment Portfolio held by certain funds.
Trustees and Officers	126
Distributions	132
Proxy Voting Results	134

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity of variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity of variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Asset Manager
Initial Class
Actual	$ 1,000.00	$ 1,041.40	$ 3.44
Hypothetical A	$ 1,000.00	$ 1,021.77	$ 3.40
Service Class
Actual	$ 1,000.00	$ 1,040.90	$ 4.00
Hypothetical A	$ 1,000.00	$ 1,021.22	$ 3.96
Service Class 2
Actual	$ 1,000.00	$ 1,039.80	$ 4.82
Hypothetical A	$ 1,000.00	$ 1,020.41	$ 4.77
Contrafund
Initial Class
Actual	$ 1,000.00	$ 1,086.10	$ 3.62
Hypothetical A	$ 1,000.00	$ 1,021.67	$ 3.51
Service Class
Actual	$ 1,000.00	$ 1,085.50	$ 4.14
Hypothetical A	$ 1,000.00	$ 1,021.17	$ 4.01
Service Class 2
Actual	$ 1,000.00	$ 1,084.80	$ 4.93
Hypothetical A	$ 1,000.00	$ 1,020.41	$ 4.77
Service Class 2R
Actual	$ 1,000.00	$ 1,084.60	$ 4.93
Hypothetical A	$ 1,000.00	$ 1,020.41	$ 4.77
	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Equity-Income
Initial Class
Actual	$ 1,000.00	$ 1,077.30	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,022.17	$ 3.00
Service Class
Actual	$ 1,000.00	$ 1,077.10	$ 3.60
Hypothetical A	$ 1,000.00	$ 1,021.67	$ 3.51
Service Class 2
Actual	$ 1,000.00	$ 1,076.40	$ 4.38
Hypothetical A	$ 1,000.00	$ 1,020.91	$ 4.27
Service Class 2R
Actual	$ 1,000.00	$ 1,075.70	$ 4.38
Hypothetical A	$ 1,000.00	$ 1,020.91	$ 4.27
Growth
Initial Class
Actual	$ 1,000.00	$ 1,018.80	$ 3.55
Hypothetical A	$ 1,000.00	$ 1,021.62	$ 3.56
Service Class
Actual	$ 1,000.00	$ 1,018.20	$ 4.06
Hypothetical A	$ 1,000.00	$ 1,021.11	$ 4.06
Service Class 2
Actual	$ 1,000.00	$ 1,017.40	$ 4.82
Hypothetical A	$ 1,000.00	$ 1,020.36	$ 4.82
Service Class 2R
Actual	$ 1,000.00	$ 1,017.40	$ 4.82
Hypothetical A	$ 1,000.00	$ 1,020.36	$ 4.82
High Income
Initial Class
Actual	$ 1,000.00	$ 1,088.60	$ 3.78
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.66
Service Class
Actual	$ 1,000.00	$ 1,089.10	$ 4.31
Hypothetical A	$ 1,000.00	$ 1,021.01	$ 4.17
Service Class 2
Actual	$ 1,000.00	$ 1,088.20	$ 5.14
Hypothetical A	$ 1,000.00	$ 1,020.21	$ 4.98
Initial Class R
Actual	$ 1,000.00	$ 1,090.30	$ 3.73
Hypothetical A	$ 1,000.00	$ 1,021.57	$ 3.61
Service Class R
Actual	$ 1,000.00	$ 1,089.10	$ 4.25
Hypothetical A	$ 1,000.00	$ 1,021.06	$ 4.12
Service Class 2R
Actual	$ 1,000.00	$ 1,088.20	$ 5.04
Hypothetical A	$ 1,000.00	$ 1,020.31	$ 4.88
Index 500
Initial Class
Actual	$ 1,000.00	$ 1,070.60	$ 1.46**
Hypothetical A	$ 1,000.00	$ 1,023.73	$ 1.42**
Service Class
Actual	$ 1,000.00	$ 1,070.20	$ 1.98**
Hypothetical A	$ 1,000.00	$ 1,023.23	$ 1.93**
Service Class 2
Actual	$ 1,000.00	$ 1,069.30	$ 2.76**
Hypothetical A	$ 1,000.00	$ 1,022.47	$ 2.69**
	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Overseas
Initial Class
Actual	$ 1,000.00	$ 1,124.60	$ 4.97
Hypothetical A	$ 1,000.00	$ 1,020.46	$ 4.72
Service Class
Actual	$ 1,000.00	$ 1,123.70	$ 5.50
Hypothetical A	$ 1,000.00	$ 1,019.96	$ 5.23
Service Class 2
Actual	$ 1,000.00	$ 1,123.40	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,019.20	$ 5.99
Initial Class R
Actual	$ 1,000.00	$ 1,124.80	$ 4.97
Hypothetical A	$ 1,000.00	$ 1,020.46	$ 4.72
Service Class R
Actual	$ 1,000.00	$ 1,124.50	$ 5.50
Hypothetical A	$ 1,000.00	$ 1,019.96	$ 5.23
Service Class 2R
Actual	$ 1,000.00	$ 1,123.40	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,019.20	$ 5.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Asset Manager
Initial Class	.67%
Service Class	.78%
Service Class 2.94%
Contrafund
Initial Class	.69%
Service Class	.79%
Service Class 2.94%
Service Class 2R	.94%
Equity-Income
Initial Class	.59%
Service Class	.69%
Service Class 2.84%
Service Class 2R	.84%
Growth
Initial Class	.70%
Service Class	.80%
Service Class 2.95%
Service Class 2R	.95%
High Income
Initial Class	.72%
Service Class	.82%
Service Class 2.98%
Initial Class R	.71%
Service Class R	.81%
Service Class 2R	.96%
Index 500
Initial Class	.28%**
Service Class	.38%**
Service Class 2	.53%**
Annualized Expense Ratio
Overseas
Initial Class	.93%
Service Class	1.03%
Service Class 2	1.18%
Initial Class R	.93%
Service Class R	1.03%
Service Class 2R	1.18%

**Under the terms of the VIP Index 500 Portfolio's amended management contract and the VIP Index 500 Portfolio 10 Basis Point Expense Contract effective March 1, 2005, Fidelity Management & Research Company has contractually agreed to pay all operating expenses of the fund and each current class of the fund with certain exceptions. If these contractual arrangements had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Initial Class	.10%
Actual		$ .52
HypotheticalA		$ .51
Service Class	.20%
Actual		$ 1.04
HypotheticalA		$ 1.02
Service Class 2.35%
Actual		$ 1.82
HypotheticalA		$ 1.78

A 5% return per year before expenses

Annual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Asset Manager Portfolio - Initial Class	5.47%	0.91%	8.02%
Fidelity VIP: Asset Manager Portfolio - Service Class A	5.36%	0.79%	7.91%
Fidelity VIP: Asset Manager Portfolio - Service Class 2 B	5.18%	0.62%	7.82%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee) and returns prior to November 3, 1997 are those for Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflect an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effect of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Asset Manager SM  Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Management's Discussion of Fund Performance

Comments from Richard Habermann and Ford O'Neil, Co-Managers of Fidelity® Variable Insurance Products: Asset Manager Portfolio

Equity and fixed-income benchmarks finished the year ending December 31, 2004, with positive returns. In the equity markets, small-cap stocks outperformed large-caps for the sixth consecutive year, as the Russell 2000® Index was up 18.33% compared to 10.88% for the larger-cap Standard & Poor's 500SM Index. Meanwhile, value stocks topped growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Elsewhere the tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter, and the Dow Jones Industrial AverageSM gained 5.37%. Despite five increases in short-term interest rates, the Lehman Brothers® Aggregate Bond Index rose 4.34% in 2004. While that's roughly half of the benchmark's historical average annual return, it's better than many analysts' expectations at the beginning of the period, given concerns about the potentially high levels of economic growth and subsequent inflation at the start of the year. However, economic expansion was more moderate than anticipated, and the Fed reassured investors that rate tightening would be undertaken at a measured pace.

During the past year, the fund trailed both the Fidelity Asset Manager Composite Index and the LipperSM Variable Annuity Flexible Portfolio Funds Average, which returned 7.33% and 8.25%, respectively. Disappointing stock selection was simply too much to overcome even in the face of favorable asset allocation and solid results within the fixed-income subportfolio. In an environment that favored riskier assets, the fund was rewarded relative to the index for overweighting stocks and high-yield bonds, both of which outperformed investment-grade debt. Unfortunately, our average peer tends to be even heavier in equities. The fund's domestic equity investments trailed the S&P 500® by more than four percentage points, largely due to one major holding in media - radio broadcaster Clear Channel Communications - that stumbled badly. Unfavorable stock selection in financials and health care also hurt, led by insurance giant American International Group and large-cap pharmaceutical company Pfizer, respectively. Conversely, underweighting weak technology stocks helped, as did overweighting retailers Home Depot and pharmacy chain CVS, and energy holdings such as Diamond Offshore Drilling. In fixed income, our high-yield and investment-grade holdings easily beat the Lehman Brothers Aggregate Bond Index. The strategic cash portion of the fund topped its benchmark as well, though overweighting it curbed the fund's gains in a rising bond market.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Home Depot, Inc.	2.6
American International Group, Inc.	2.6
Cardinal Health, Inc.	2.5
Microsoft Corp.	2.4
Fannie Mae	2.1
12.2
Top Five Bond Issuers as of December 31, 2004
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	8.4
U.S. Treasury Obligations	5.5
Freddie Mac	1.1
Government National Mortgage Association	0.5
Thirteen Affiliates of General Growth Properties, Inc.	0.5
16.0
Asset Allocation as of December 31, 2004
% of fund's net assets *
Stock Class and Equity Futures	55.4%
Bond Class	28.5%
Short-Term Class	16.1%
* Foreign investments 7.6%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

Annual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 51.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
Aisin Seiki Co. Ltd.	22,900	$ 580,157
Bridgestone Corp.	29,000	577,565
Michelin SA (Compagnie Generale des Etablissements) Series B	13,700	877,014
NOK Corp.	10,200	319,652
Sanden Corp.	34,000	210,446
Stanley Electric Co. Ltd.	22,900	392,584
Sumitomo Rubber Industries Ltd.	38,000	355,775
		3,313,193
Automobiles - 0.2%
Honda Motor Co. Ltd.	12,400	646,288
Hyundai Motor Co.	11,430	612,795
Kia Motors Corp.	24,170	254,495
Renault SA	7,600	634,567
Toyota Motor Corp.	49,300	2,018,096
		4,166,241
Hotels, Restaurants & Leisure - 0.3%
H.I.S. Co. Ltd.	25,200	490,567
McDonald's Corp.	173,200	5,552,792
William Hill PLC	105,100	1,137,544
		7,180,903
Household Durables - 0.1%
Casio Computer Co. Ltd.	17,000	262,394
HTL International Holdings Ltd.	355,000	289,290
Koninklijke Philips Electronics NV (NY Shares)	15,800	418,700
LG Electronics, Inc.	3,380	209,291
Matsushita Electric Industrial Co. Ltd.	16,000	256,800
Merry Electronics Co. Ltd.	109,322	261,355
Sumitomo Forestry Co. Ltd.	36,000	361,652
Techtronic Industries Co. Ltd.	371,500	810,123
		2,869,605
Leisure Equipment & Products - 0.0%
Aruze Corp.	2,000	50,962
Fuji Photo Film Co. Ltd.	15,800	584,284
Mars Engineering Corp.	6,200	209,431
Sega Sammy Holdings, Inc. (a)	6,000	329,786
		1,174,463
Media - 2.4%
Clear Channel Communications, Inc.	1,567,168	52,484,456
Dow Jones & Co., Inc.	18,300	787,998
ITV PLC	348,171	703,236
Kadokawa Shoten Publishing Co. Ltd.	3,400	141,072
Macquarie Communications Infrastructure Group	74,400	321,322
Maiden Group PLC	31,600	137,961
Modern Times Group AB (MTG) (B Shares) (a)	10,850	295,502
News Corp.:
Class A	486,800	9,083,688

	Shares	Value (Note 1)
Class B unit	57	$ 1,094
NRJ Group	6,920	151,605
PT Multimedia SGPS SA	11,100	278,417
Television Broadcasts Ltd.	44,000	204,354
Time Warner, Inc. (a)	207,700	4,037,688
		68,628,393
Multiline Retail - 0.0%
Don Quijote Co. Ltd.	4,300	219,555
Next PLC	11,800	373,639
Ryohin Keikaku Co. Ltd.	8,000	402,226
		995,420
Specialty Retail - 2.8%
Bookoff Corp.	8,000	155,736
Esprit Holdings Ltd.	125,000	755,841
Fast Retailing Co. Ltd.	2,300	175,144
Hikari Tsushin, Inc.	7,700	590,862
Home Depot, Inc.	1,689,500	72,209,230
JB Hi-Fi Ltd.	27,221	82,635
Nishimatsuya Chain Co. Ltd.	5,000	189,398
Pertama Holdings Ltd.	568,000	97,445
Ross Stores, Inc.	28,000	808,360
Staples, Inc.	29,600	997,816
TJX Companies, Inc.	101,300	2,545,669
USS Co. Ltd.	6,290	528,107
Wyevale Garden Centres PLC	35,200	292,832
		79,429,075
Textiles, Apparel & Luxury Goods - 0.2%
Adidas-Salomon AG	3,100	499,380
Billabong International Ltd.	37,700	337,735
Bulgari Spa	136,100	1,678,254
Compagnie Financiere Richemont unit	26,937	894,787
Li Ning Co. Ltd.	272,000	136,476
Ted Baker PLC	90,600	839,772
		4,386,404
TOTAL CONSUMER DISCRETIONARY		172,143,697
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Asahi Breweries Ltd.	14,200	175,923
C&C Group PLC	112,300	450,928
Fosters Group Ltd.	85,500	387,323
PepsiCo, Inc.	119,300	6,227,460
Pernod-Ricard	4,900	749,128
		7,990,762
Food & Staples Retailing - 2.1%
CVS Corp.	678,000	30,557,460
Safeway, Inc. (a)	572,100	11,293,254
Wal-Mart Stores, Inc.	335,000	17,694,700
Wumart Stores, Inc. (H Shares) (a)	26,000	41,812
		59,587,226
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.0%
People's Food Holdings Ltd.	276,000	$ 253,661
Pulmuone Co. Ltd.	4,200	210,974
		464,635
Household Products - 0.2%
Colgate-Palmolive Co.	58,800	3,008,208
Kimberly-Clark Corp.	6,400	421,184
Procter & Gamble Co.	39,100	2,153,628
		5,583,020
Personal Products - 0.5%
Alberto-Culver Co.	287,650	13,971,161
Estee Lauder Companies, Inc. Class A	23,400	1,071,018
Hengan International Group Co. Ltd.	58,000	38,056
		15,080,235
Tobacco - 0.7%
Altria Group, Inc.	314,900	19,240,390
TOTAL CONSUMER STAPLES		107,946,268
ENERGY - 2.4%
Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc. (d)	304,800	12,207,240
ENSCO International, Inc.	214,900	6,820,926
GlobalSantaFe Corp.	308,600	10,217,746
Nabors Industries Ltd. (a)	31,000	1,589,990
Transocean, Inc. (a)	289,200	12,259,188
		43,095,090
Oil & Gas - 0.9%
BP PLC sponsored ADR	54,900	3,206,160
ChevronTexaco Corp.	37,700	1,979,627
China Petroleum & Chemical Corp. (H Shares)	572,000	234,463
ConocoPhillips	116,100	10,080,963
Cosmo Oil Co. Ltd.	33,000	97,618
ENI Spa	64,000	1,610,752
Exxon Mobil Corp.	39,900	2,045,274
GS Holdings Corp. (a)	3,510	75,951
Nippon Mining Holdings, Inc.	51,500	242,341
Royal Dutch Petroleum Co. (Hague Registry)	31,900	1,830,422
Shell Transport & Trading Co. PLC ADR	7,700	395,780
SK Corp.	6,040	331,990
Total SA sponsored ADR	24,000	2,636,160
		24,767,501
TOTAL ENERGY		67,862,591
FINANCIALS - 13.4%
Capital Markets - 1.8%
Credit Suisse Group (Reg.)	25,579	1,079,178
DAB Bank AG (a)	67,500	503,619

	Shares	Value (Note 1)
Goldman Sachs Group, Inc.	110,600	$ 11,506,824
Hyundai Securities Co. Ltd. (a)	36,650	175,426
JAFCO Co. Ltd.	4,100	278,590
Julius Baer Holding AG (Bearer)	4,138	1,242,907
Lehman Brothers Holdings, Inc.	44,100	3,857,868
Macquarie Bank Ltd.	10,200	371,092
Merrill Lynch & Co., Inc.	255,600	15,277,212
Mitsubishi Securities Co. Ltd.	24,000	262,892
Morgan Stanley	243,000	13,491,360
Nikko Cordial Corp.	47,000	249,156
UBS AG (NY Shares)	16,100	1,349,824
		49,645,948
Commercial Banks - 2.5%
Banca Intesa Spa	175,020	840,476
Banco Bilbao Vizcaya Argentaria SA	76,300	1,353,562
Banco Santander Central Hispano SA	64,100	792,917
Bank of America Corp.	802,610	37,714,644
BNP Paribas SA	12,400	896,571
Capitalia Spa	89,500	409,277
Chinatrust Financial Holding Co.	194,967	232,439
DBS Group Holdings Ltd.	32,000	315,667
Hana Bank	6,100	152,029
HSBC Holdings PLC sponsored ADR	23,300	1,983,762
Jeonbuk Bank	20,590	87,514
Kookmin Bank (a)	8,040	314,548
Mitsui Trust Holdings, Inc.	45,000	449,868
Mizuho Financial Group, Inc.	78	392,932
Nishi-Nippon City Bank Ltd.	20,000	77,126
North Fork Bancorp, Inc., New York	74,439	2,147,565
Royal Bank of Scotland Group PLC	25,500	857,355
Shinhan Financial Group Co. Ltd.	18,240	412,303
Sumitomo Mitsui Financial Group, Inc.	89	647,320
Synovus Financial Corp.	146,900	4,198,402
Taishin Financial Holdings Co. Ltd.	159,281	149,310
UFJ Holdings, Inc. (a)	87	527,453
Wachovia Corp.	245,574	12,917,181
Wells Fargo & Co.	65,900	4,095,685
		71,965,906
Consumer Finance - 0.3%
MBNA Corp.	263,200	7,419,608
Nippon Shinpan Co. Ltd.	64,000	276,794
Nissin Co. Ltd.	31,100	78,334
OMC Card, Inc. (a)	17,000	212,106
ORIX Corp.	4,200	570,770
SFCG Co. Ltd.	2,490	629,610
		9,187,222
Diversified Financial Services - 1.5%
Citigroup, Inc.	613,500	29,558,430
Deutsche Boerse AG	25,194	1,513,354
Fortis	30,500	841,977
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
ING Groep NV (Certificaten Van Aandelen)	36,000	$ 1,089,000
J.P. Morgan Chase & Co.	259,128	10,108,583
		43,111,344
Insurance - 4.5%
ACE Ltd.	106,000	4,531,500
AFLAC, Inc.	30,200	1,203,168
AMBAC Financial Group, Inc.	90,500	7,432,765
American International Group, Inc.	1,095,900	71,967,753
Amlin PLC	362,300	983,810
AMP Ltd.	36,300	206,192
Baloise Holdings AG (Reg.)	12,521	576,903
Chaucer Holdings PLC	293,200	275,706
Hartford Financial Services Group, Inc.	247,900	17,181,949
MBIA, Inc.	92,700	5,866,056
MetLife, Inc.	183,600	7,437,636
Millea Holdings, Inc.	42	623,255
PartnerRe Ltd.	39,300	2,434,242
Ping An Insurance Co. Ltd.	125,000	212,279
Promina Group Ltd.	85,837	362,658
Prudential Financial, Inc.	68,500	3,764,760
QBE Insurance Group Ltd.	29,432	353,474
Skandia Foersaekrings AB	129,800	646,480
T&D Holdings, Inc.	6,400	306,160
		126,366,746
Real Estate - 0.1%
CapitaLand Ltd.	297,000	387,605
China Overseas Land & Investment Ltd.	488,000	120,543
Henderson Land Development Co. Ltd.	36,000	187,114
Shun Tak Holdings Ltd.	386,000	424,596
Tokyu Land Corp. (d)	55,000	229,815
Wharf Holdings Ltd.	65,000	227,460
		1,577,133
Thrifts & Mortgage Finance - 2.7%
Fannie Mae	828,200	58,976,122
MGIC Investment Corp.	121,300	8,358,783
New York Community Bancorp, Inc.	186,000	3,826,020
Sovereign Bancorp, Inc.	1,700	38,335
Washington Mutual, Inc.	122,300	5,170,844
		76,370,104
TOTAL FINANCIALS		378,224,403
HEALTH CARE - 8.5%
Biotechnology - 0.0%
Actelion Ltd. (Reg.) (a)	6,741	690,990
CSL Ltd.	21,473	491,414

	Shares	Value (Note 1)
Global Bio-Chem Technology Group Co. Ltd.	424,000	$ 278,201
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	25,250	1,202
		1,461,807
Health Care Equipment & Supplies - 0.3%
Axis Shield PLC (a)	83,100	389,114
Baxter International, Inc.	138,100	4,769,974
Coloplast AS Series B	9,800	537,136
Corin Group PLC	53,400	319,217
Medtronic, Inc.	38,700	1,922,229
Phonak Holding AG	23,141	761,585
ResMed, Inc. CHESS Depositary Interests (a)	22,900	115,923
Terumo Corp.	8,800	237,118
Thermo Electron Corp. (a)	2,200	66,418
		9,118,714
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	1,210,500	70,390,575
DCA Group Ltd.	119,415	336,349
Henry Schein, Inc. (a)	27,057	1,884,249
Ramsay Health Care Ltd.	28,200	157,093
Service Corp. International (SCI) (a)	99,729	742,981
Sonic Healthcare Ltd.	24,400	232,523
UnitedHealth Group, Inc.	15,800	1,390,874
		75,134,644
Pharmaceuticals - 5.5%
Barr Pharmaceuticals, Inc. (a)	20,900	951,786
Chugai Pharmaceutical Co. Ltd.	18,500	305,955
GlaxoSmithKline PLC sponsored ADR	25,100	1,189,489
Johnson & Johnson	374,400	23,744,448
Merck & Co., Inc.	215,100	6,913,314
Novo Nordisk AS Series B	11,400	621,712
Pfizer, Inc.	2,020,700	54,336,623
Roche Holding AG (participation certificate)	13,174	1,505,336
Sanofi-Aventis	7,500	600,750
Schering-Plough Corp.	353,300	7,376,904
Shire Pharmaceuticals Group PLC	36,400	387,660
Takeda Pharamaceutical Co. Ltd.	10,100	508,796
Tong Ren Tang Technologies Co. Ltd. (H Shares)	65,000	142,581
Wyeth	1,301,100	55,413,849
Yamanouchi Pharmaceutical Co. Ltd.	17,400	677,790
		154,676,993
TOTAL HEALTH CARE		240,392,158
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.5%
BAE Systems PLC	160,900	711,727
Lockheed Martin Corp.	78,100	4,338,455
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	59,000	$ 3,207,240
United Technologies Corp.	64,800	6,697,080
		14,954,502
Air Freight & Logistics - 0.1%
Ryder System, Inc.	16,100	769,097
Yamato Transport Co. Ltd.	34,000	504,540
		1,273,637
Commercial Services & Supplies - 0.3%
ABC Learning Centres Ltd.	61,700	265,990
Accord Customer Care Solutions Ltd. (a)	530,000	277,648
Aramark Corp. Class B	68,100	1,805,331
ChoicePoint, Inc. (a)	91,233	4,195,806
Diamond Lease Co. Ltd.	5,900	230,401
Downer EDI Ltd.	96,900	358,603
Fullcast Co. Ltd.	94	268,886
Riso Kyoiku Co. Ltd.	309	146,310
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	500	349,511
Sumisho Lease Co. Ltd.	3,900	159,153
		8,057,639
Construction & Engineering - 0.1%
Bilfinger & Berger Bau AG	13,200	541,670
Commuture Corp.	9,000	83,472
Hyundai Engineering & Construction Co. Ltd. (a)	8,000	120,170
Paul Y-ITC Construction Holdings Ltd.	1,674,000	424,272
United Group Ltd.	78,400	386,443
		1,556,027
Electrical Equipment - 0.0%
ABB Ltd. (Reg.) (a)	91,039	507,348
Kumho Electric Co. Ltd.	11,311	345,274
Seoul Semiconductor Co. Ltd.	9,059	146,141
Sumitomo Electric Industries Ltd.	17,000	185,053
		1,183,816
Industrial Conglomerates - 2.6%
General Electric Co.	1,326,200	48,406,300
Hutchison Whampoa Ltd.	34,000	318,225
Hutchison Whampoa Ltd. ADR	4,600	214,820
Keppel Corp. Ltd.	40,000	210,771
LG Corp.	6,519	106,425
Siemens AG:
(Reg.)	6,900	584,223
sponsored ADR	1,700	143,939
Tyco International Ltd.	622,400	22,244,576
		72,229,279
Machinery - 0.4%
Bradken Ltd.	64,800	139,931
Hyflux Ltd.	64,000	116,463
Hyundai Mipo Dockyard Co. Ltd. (a)	7,020	237,345

	Shares	Value (Note 1)
Ingersoll-Rand Co. Ltd. Class A	131,300	$ 10,543,390
Invensys PLC (a)	1,705,800	507,395
Koyo Seiko Co. Ltd.	15,000	211,169
		11,755,693
Marine - 0.0%
Alexander & Baldwin, Inc.	7,863	333,548
Hanjin Shipping Co. Ltd.	8,830	204,714
		538,262
Road & Rail - 0.2%
ComfortDelgro Corp. Ltd.	212,000	201,336
CSX Corp.	42,700	1,711,416
East Japan Railway Co.	115	639,949
Hamakyorex Co. Ltd.	7,400	334,492
Keio Electric Railway Co. Ltd.	37,000	217,095
Union Pacific Corp.	24,200	1,627,450
		4,731,738
Trading Companies & Distributors - 0.0%
Mitsui & Co. Ltd.	31,000	278,131
Transportation Infrastructure - 0.0%
Adsteam Marine Ltd.	106,700	132,737
ConnectEast Group	287,133	152,764
Cosco Pacific Ltd.	152,000	314,842
Macquarie Airports Fund	164,000	402,905
Macquarie Infrastructure Group	50,900	135,402
		1,138,650
TOTAL INDUSTRIALS		117,697,374
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.4%
Alcatel SA (RFD) (a)	22,900	357,927
Cisco Systems, Inc. (a)	1,219,300	23,532,490
Comverse Technology, Inc. (a)	130,700	3,195,615
Motorola, Inc.	539,400	9,277,680
TANDBERG Television ASA (a)	306,600	2,665,757
Telefonaktiebolaget LM Ericsson (B Shares) (a)	152,800	481,167
		39,510,636
Computers & Peripherals - 1.2%
ABIT Computer Corp.	184,000	0
Dell, Inc. (a)	471,900	19,885,866
Diebold, Inc.	41,200	2,296,076
Fujitsu Ltd.	49,000	319,076
Hewlett-Packard Co.	456,200	9,566,514
NEC Corp.	13,000	80,845
Solomon Systech Ltd.	746,000	184,273
Sun Microsystems, Inc. (a)	172,200	926,436
		33,259,086
Electronic Equipment & Instruments - 0.5%
Flextronics International Ltd. (a)	226,100	3,124,702
Hon Hai Precision Industries Co. Ltd.	13,049	60,340
Hoya Corp.	4,900	553,480
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Interflex Co. Ltd.	9,876	$ 165,522
Jabil Circuit, Inc. (a)	122,500	3,133,550
Jahwa Electronics Co. Ltd.	10,310	106,566
Kingboard Chemical Holdings Ltd.	60,000	126,981
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	6,000	3,184
Nidec Corp.	800	97,550
Nippon Chemi-con Corp.	49,000	268,369
Nippon Electric Glass Co. Ltd.	23,000	588,304
Sanmina-SCI Corp. (a)	239,000	2,024,330
Solectron Corp. (a)	817,100	4,355,143
		14,608,021
Internet Software & Services - 0.0%
Easynet Group PLC (a)	146,200	293,191
Softbank Corp.	7,700	375,115
		668,306
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	75,100	4,520,269
First Data Corp.	153,800	6,542,652
Net One Systems Co. Ltd.	27	112,555
TIS, Inc.	2,500	109,587
		11,285,063
Office Electronics - 0.1%
Canon, Inc.	12,900	699,954
Konica Minolta Holdings, Inc.	38,500	511,178
Ricoh Co. Ltd.	27,000	521,127
		1,732,259
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	21,500	793,780
Applied Materials, Inc. (a)	224,100	3,832,110
Freescale Semiconductor, Inc. Class B	60,165	1,104,629
Intel Corp.	883,400	20,662,726
KLA-Tencor Corp. (a)	59,000	2,748,220
Lam Research Corp. (a)	78,200	2,260,762
Linear Technology Corp.	21,100	817,836
Novellus Systems, Inc. (a)	49,300	1,374,977
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	283,619	2,407,925
United Microelectronics Corp. sponsored ADR	523,231	1,847,005
Xilinx, Inc.	14,400	426,960
		38,276,930
Software - 2.7%
BEA Systems, Inc. (a)	380,300	3,369,458
Computer Associates International, Inc.	6,989	217,078
F-Secure Oyj (a)	167,350	410,904
Hitachi Software Engineerng Co. Ltd.	1,100	25,129
Intelligent Wave, Inc.	37	70,077
Microsoft Corp.	2,510,792	67,063,254

	Shares	Value (Note 1)
NCsoft Corp. (a)	2,260	$ 182,948
NDS Group PLC sponsored ADR (a)	22,700	773,593
Nintendo Co. Ltd.	1,700	213,600
Oracle Corp. Japan	2,000	103,681
SAP AG	3,600	636,624
VERITAS Software Corp. (a)	130,367	3,721,978
		76,788,324
TOTAL INFORMATION TECHNOLOGY		216,128,625
MATERIALS - 0.6%
Chemicals - 0.3%
Akzo Nobel NV sponsored ADR	12,600	535,374
BASF AG	11,900	857,038
Bayer AG	28,200	958,236
Imperial Chemical Industries PLC	117,300	542,502
JSR Corp.	8,500	186,298
Kaneka Corp.	25,000	283,120
Kemira GrowHow Oyj	111,800	853,859
Nitto Denko Corp.	10,100	554,154
Praxair, Inc.	40,800	1,801,320
Rhodia SA (a)(d)	170,100	403,811
Syngenta AG (Switzerland)	4,254	450,992
Taiwan Fertilizer Co. Ltd.	119,000	129,893
Teijin Ltd.	77,000	334,521
		7,891,118
Containers & Packaging - 0.0%
Amcor Ltd.	21,500	123,639
Fuji Seal International, Inc.	5,800	251,977
		375,616
Metals & Mining - 0.2%
Alcan, Inc.	99,700	4,885,300
BHP Billiton Ltd.	80,800	970,408
BHP Billiton PLC	60,500	708,806
Hitachi Metals Ltd.	9,000	49,116
Newcrest Mining Ltd.	30,400	415,048
		7,028,678
Paper & Forest Products - 0.1%
Bowater, Inc.	27,700	1,217,969
Carter Holt Harvey Ltd.	62,175	92,415
International Paper Co.	21,600	907,200
PaperlinX Ltd.	67,100	247,795
Yuen Foong Yu Paper Manufacturing Co.	263,000	144,778
		2,610,157
TOTAL MATERIALS		17,905,569
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.5%
Belgacom SA	17,500	754,920
BellSouth Corp.	392,400	10,904,796
BT Group PLC	300,600	1,188,272
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Completel Europe NV (a)	13,226	$ 507,751
Deutsche Telekom AG (Reg.) (a)	34,200	775,656
e.Biscom Spa (a)	29,900	1,722,213
France Telecom SA	21,052	696,400
Qwest Communications International, Inc. (a)	1,933,400	8,584,296
SBC Communications, Inc.	2,201,400	56,730,078
TDC AS	21,700	917,261
Telefonica SA sponsored ADR	27,200	1,536,800
Verizon Communications, Inc.	352,800	14,291,928
		98,610,371
Wireless Telecommunication Services - 0.3%
Far EasTone Telecommunications Co. Ltd.	282,250	341,825
Millicom International Cellular SA unit (a)	62,100	1,387,621
Nextel Communications, Inc. Class A (a)	160,900	4,827,000
Vodafone Group PLC	587,800	1,609,396
		8,165,842
TOTAL TELECOMMUNICATION SERVICES		106,776,213
UTILITIES - 0.5%
Electric Utilities - 0.5%
Enel Spa	42,800	419,834
Entergy Corp.	49,400	3,338,946
FirstEnergy Corp.	106,300	4,199,913
Fortum Oyj	27,600	509,943
PG&E Corp. (a)	159,200	5,298,176
		13,766,812
Gas Utilities - 0.0%
Hong Kong & China Gas Co. Ltd.	109,000	225,073
Multi-Utilities & Unregulated Power - 0.0%
RWE AG	5,600	309,185
TOTAL UTILITIES		14,301,070
TOTAL COMMON STOCKS (Cost $1,248,448,050)		1,439,377,968
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	32,500	1,628,900

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	7,700	$ 313,775
TOTAL CONVERTIBLE PREFERRED STOCKS		1,942,675
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	510	324,819
Household Durables - 0.0%
LG Electronics, Inc.	2,930	101,893
TOTAL CONSUMER DISCRETIONARY		426,712
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Fresenius AG	900	84,034
TOTAL NONCONVERTIBLE PREFERRED STOCKS		510,746
TOTAL PREFERRED STOCKS (Cost $2,331,352)		2,453,421
Corporate Bonds - 4.7%
	Principal Amount
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (e)	$ 1,214,000	1,613,649
INDUSTRIALS - 0.3%
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 3.125% 1/15/23	4,620,000	7,771,764
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	660,000	585,750
TOTAL CONVERTIBLE BONDS		9,971,163
Nonconvertible Bonds - 4.3%
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	1,250,000	1,391,270
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	300,000	279,824
7.45% 7/16/31	1,440,000	1,448,263
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.:
8.25% 7/15/23	$ 2,320,000	$ 2,416,679
8.375% 7/15/33	1,010,000	1,046,444
		5,191,210
Media - 0.2%
AOL Time Warner, Inc.:
7.625% 4/15/31	500,000	604,881
7.7% 5/1/32	1,500,000	1,834,677
Cox Communications, Inc. 7.125% 10/1/12	820,000	919,107
Liberty Media Corp. 8.25% 2/1/30	1,205,000	1,370,159
News America, Inc. 6.2% 12/15/34 (e)	1,750,000	1,773,655
		6,502,479
TOTAL CONSUMER DISCRETIONARY		13,084,959
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	730,000	790,991
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Petronas Capital Ltd. 7% 5/22/12 (e)	1,365,000	1,563,647
Oil & Gas - 0.5%
Amerada Hess Corp.:
6.65% 8/15/11	180,000	197,942
7.125% 3/15/33	460,000	505,799
7.375% 10/1/09	405,000	452,483
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	940,000	1,045,322
EnCana Holdings Finance Corp. 5.8% 5/1/14	525,000	559,696
Enterprise Products Operating LP:
4.625% 10/15/09 (e)	270,000	269,577
5.6% 10/15/14 (e)	190,000	191,685
Kinder Morgan Energy Partners LP 7.125% 3/15/12	790,000	903,145
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,770,000	2,936,200
7.875% 2/1/09 (h)	3,000,000	3,370,500
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (e)	1,680,000	1,985,066

	Principal Amount	Value (Note 1)
Williams Companies, Inc.:
7.125% 9/1/11	$ 160,000	$ 174,800
7.5% 1/15/31	635,000	657,225
		13,249,440
TOTAL ENERGY		14,813,087
FINANCIALS - 1.6%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 6.6% 1/15/12	4,075,000	4,547,859
Merrill Lynch & Co., Inc.:
4.125% 1/15/09	2,500,000	2,513,768
5% 1/15/15	735,000	732,120
Morgan Stanley:
4.75% 4/1/14	2,263,000	2,205,085
6.6% 4/1/12	1,750,000	1,951,805
		11,950,637
Commercial Banks - 0.2%
Bank of America Corp.:
6.25% 4/15/12	620,000	684,730
7.4% 1/15/11	1,165,000	1,349,510
Fleet Financial Group, Inc. 7.125% 4/15/06	1,190,000	1,245,448
Korea Development Bank 3.875% 3/2/09	2,000,000	1,974,072
Wachovia Corp. 4.875% 2/15/14	580,000	578,073
Wells Fargo & Co. 4.2% 1/15/10	335,000	336,361
		6,168,194
Consumer Finance - 0.3%
Capital One Bank 4.875% 5/15/08	775,000	795,939
Ford Motor Credit Co. 7.875% 6/15/10	1,000,000	1,101,760
General Motors Acceptance Corp. 6.875% 9/15/11	1,240,000	1,270,743
Household Finance Corp. 4.125% 11/16/09	1,300,000	1,293,010
Household International, Inc. 8.875% 2/15/08	1,225,000	1,296,764
MBNA America Bank NA 6.625% 6/15/12	1,565,000	1,725,979
MBNA Corp. 7.5% 3/15/12	535,000	618,084
		8,102,279
Diversified Financial Services - 0.3%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	390,000	420,301
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)	800,000	842,481
7.45% 11/24/33 (e)	600,000	665,033
J.P. Morgan Chase & Co. 6.75% 2/1/11	4,605,000	5,173,289
		7,101,104
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (e)	$ 850,000	$ 929,145
Real Estate - 0.2%
EOP Operating LP 4.65% 10/1/10	3,340,000	3,355,264
Regency Centers LP 6.75% 1/15/12	1,990,000	2,220,428
Simon Property Group LP 5.625% 8/15/14 (e)	1,325,000	1,372,182
		6,947,874
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	1,630,000	1,584,784
Independence Community Bank Corp. 3.75% 4/1/14 (h)	630,000	607,275
Washington Mutual, Inc.:
4.375% 1/15/08	770,000	782,007
4.625% 4/1/14	1,255,000	1,199,847
		4,173,913
TOTAL FINANCIALS		45,373,146
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (e)	1,030,000	893,525
7.45% 5/1/34 (e)	420,000	358,050
Raytheon Co. 8.3% 3/1/10	1,450,000	1,718,240
		2,969,815
Airlines - 0.0%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	605,000	596,775
TOTAL INDUSTRIALS		3,566,590
MATERIALS - 0.1%
Chemicals - 0.1%
Lubrizol Corp.:
4.625% 10/1/09	495,000	494,236
5.5% 10/1/14	230,000	231,355
6.5% 10/1/34	420,000	427,752
		1,153,343
Containers & Packaging - 0.0%
Sealed Air Corp. 5.625% 7/15/13 (e)	245,000	253,457

	Principal Amount	Value (Note 1)
Paper & Forest Products - 0.0%
International Paper Co.:
4.25% 1/15/09	$ 245,000	$ 245,897
5.5% 1/15/14	615,000	635,302
		881,199
TOTAL MATERIALS		2,287,999
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T Broadband Corp. 8.375% 3/15/13	500,000	616,548
Bellsouth Capital Funding Corp. 7.875% 2/15/30	765,000	952,840
BellSouth Corp. 5.2% 9/15/14	750,000	764,417
British Telecommunications PLC 8.875% 12/15/30	1,500,000	2,008,532
Deutsche Telekom International Finance BV 8.75% 6/15/30	1,500,000	1,980,687
France Telecom SA:
8.5% 3/1/11	300,000	357,871
9.5% 3/1/31	2,000,000	2,711,184
SBC Communications, Inc.:
6.15% 9/15/34	1,000,000	1,029,882
6.45% 6/15/34	1,000,000	1,071,367
Sprint Capital Corp. 6.875% 11/15/28	1,245,000	1,363,010
Telecom Italia Capital:
4.95% 9/30/14 (e)	705,000	690,716
5.25% 11/15/13	1,700,000	1,718,250
Telefonica Europe BV 7.75% 9/15/10	795,000	932,289
Verizon Global Funding Corp.:
7.25% 12/1/10	1,290,000	1,477,936
7.75% 12/1/30	720,000	895,195
		18,570,724
Wireless Telecommunication Services - 0.1%
America Movil SA de CV:
4.125% 3/1/09	650,000	640,339
5.5% 3/1/14	585,000	577,924
AT&T Wireless Services, Inc. 7.875% 3/1/11	400,000	471,447
		1,689,710
TOTAL TELECOMMUNICATION SERVICES		20,260,434
UTILITIES - 0.8%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,205,000	1,249,720
DTE Energy Co. 7.05% 6/1/11	650,000	736,027
Duke Capital LLC:
4.37% 3/1/09	3,175,000	3,195,650
6.75% 2/15/32	100,000	108,821
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. 6.75% 5/1/11	$ 1,500,000	$ 1,677,936
FirstEnergy Corp. 6.45% 11/15/11	285,000	309,644
Illinois Power Co. 7.5% 6/15/09	1,915,000	2,159,873
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	1,500,000	1,589,462
Progress Energy, Inc. 7.1% 3/1/11	2,745,000	3,086,047
		14,113,180
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	1,455,000	1,710,467
Multi-Utilities & Unregulated Power - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	2,250,000	2,564,663
Dominion Resources, Inc.:
6.25% 6/30/12	1,000,000	1,091,789
8.125% 6/15/10	2,515,000	2,960,235
		6,616,687
TOTAL UTILITIES		22,440,334
TOTAL NONCONVERTIBLE BONDS		122,617,540
TOTAL CORPORATE BONDS (Cost $122,949,706)		132,588,703
U.S. Government and Government Agency Obligations - 7.5%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
2.5% 6/15/06	4,570,000	4,529,656
3.25% 8/15/08	820,000	809,192
3.25% 2/15/09	1,800,000	1,764,999
5.5% 3/15/11	3,605,000	3,865,825
6.25% 2/1/11	3,505,000	3,842,584
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	2,000,000	2,053,476
Freddie Mac:
3.625% 9/15/08	2,661,000	2,661,915
4% 6/12/13	11,318,000	10,809,675
5% 7/15/14	9,400,000	9,709,570

	Principal Amount	Value (Note 1)
5.875% 3/21/11	$ 7,760,000	$ 8,378,076
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,825,000	2,897,317
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		51,322,285
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	6,075,480	6,496,729
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	6,045,060	5,986,260
2% 1/15/14	12,395,760	12,829,612
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		25,312,601
U.S. Treasury Obligations - 4.8%
U.S. Treasury Bills, yield at date of purchase 1.83% to 2.21% 1/20/05 to 3/10/05 (g)	6,800,000	6,779,581
U.S. Treasury Bonds:
5.375% 2/15/31	1,300,000	1,405,726
6.25% 5/15/30	9,360,000	11,190,685
U.S. Treasury Notes:
1.625% 2/28/06	19,580,000	19,314,593
3.125% 5/15/07	22,390,000	22,378,626
4.75% 5/15/14	6,990,000	7,284,342
6.5% 2/15/10	42,705,000	48,348,380
7% 7/15/06	17,000,000	18,023,978
TOTAL U.S. TREASURY OBLIGATIONS		134,725,911
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $209,838,295)		211,360,797
U.S. Government Agency - Mortgage Securities - 8.1%

Fannie Mae - 7.6%
3.827% 12/1/34 (h)	25,000	25,055
3.836% 6/1/33 (h)	102,129	102,208
3.941% 10/1/34 (h)	171,803	173,030
4% 6/1/19	7,807,901	7,626,912
4.021% 12/1/34 (h)	125,000	125,742
4.037% 12/1/34 (h)	74,474	75,093
4.048% 1/1/35 (h)	100,000	100,727
4.072% 12/1/34 (h)	225,000	226,758
4.105% 1/1/35 (h)	250,000	249,047
4.17% 11/1/34 (h)	224,985	226,203
4.324% 12/1/34 (h)	74,998	76,215
4.5% 4/1/19 to 10/1/33	39,823,387	39,186,637
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.549% 8/1/34 (h)	$ 303,317	$ 310,441
5% 2/1/18 to 9/1/34	30,032,564	30,193,153
5.5% 12/1/18 to 10/1/34	72,353,550	73,610,541
5.5% 1/1/20 (f)	976,429	1,008,773
5.5% 1/1/35 (f)	6,000,000	6,084,375
6% 6/1/13 to 1/1/34	18,711,580	19,538,605
6.5% 9/1/08 to 9/1/32	22,834,398	24,051,210
7% 8/1/13 to 2/1/32	6,781,022	7,213,112
7.5% 7/1/16 to 11/1/31	2,676,549	2,870,986
8% 1/1/30 to 6/1/30	232,284	251,824
TOTAL FANNIE MAE		213,326,647
Freddie Mac - 0.0%
4.985% 8/1/33 (h)	100,000	102,711
7.5% 5/1/17 to 11/1/31	969,986	1,041,153
8% 7/1/17 to 5/1/27	76,259	82,917
TOTAL FREDDIE MAC		1,226,781
Government National Mortgage Association - 0.5%
6% 12/15/08 to 6/15/09	488,867	512,240
6.5% 6/15/08 to 8/15/27	5,770,247	6,096,254
7% 7/15/28 to 7/15/32	3,573,710	3,801,168
7.5% 9/15/22 to 8/15/28	1,932,392	2,082,895
8% 5/15/25 to 1/15/31	545,053	591,770
8.5% 12/15/16 to 12/15/30	276,268	301,590
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		13,385,917
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $223,440,950)		227,939,345
Asset-Backed Securities - 0.5%

ACE Securities Corp. Series 2004-HE1:
Class M1, 2.9175% 2/25/34 (h)	250,000	250,042
Class M2, 3.5175% 2/25/34 (h)	300,000	300,106
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.8475% 4/25/34 (h)	145,000	145,002
Class M2, 2.8975% 4/25/34 (h)	125,000	125,002
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.5175% 1/25/32 (h)	305,000	306,260
Argent Securities, Inc. Series 2004-W5 Class M1, 3.0175% 4/25/34 (h)	475,000	475,631

	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE3:
Class M1, 2.9575% 6/25/34 (h)	$ 175,000	$ 175,068
Class M2, 3.5375% 6/25/34 (h)	400,000	400,147
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.2025% 7/15/11 (h)	780,000	794,213
Series 2004-6 Class B, 4.15% 7/16/12	1,295,000	1,293,616
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 3.6175% 7/26/34 (h)	265,000	265,004
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09 (h)	1,750,000	1,773,355
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.9175% 5/25/34 (h)	625,000	625,010
Series 2004-3 Class M1, 2.9175% 6/25/34 (h)	175,000	175,180
Series 2004-4:
Class A, 2.7875% 8/25/34 (h)	506,149	505,976
Class M1, 2.8975% 7/25/34 (h)	450,000	450,950
Class M2, 2.9475% 6/25/34 (h)	525,000	526,254
Discover Card Master Trust I Series 2003-4 Class B1, 2.7325% 5/16/11 (h)	1,015,000	1,020,410
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.9675% 3/25/34 (h)	50,000	50,001
Class M4, 3.3175% 3/25/34 (h)	25,000	25,000
Class M6, 3.6675% 3/25/34 (h)	50,000	50,052
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.9675% 1/25/34 (h)	550,000	550,009
Class M2, 3.5675% 1/25/34 (h)	625,000	625,010
GSAMP Trust Series 2004-FM2:
Class M1, 2.9175% 1/25/34 (h)	500,000	500,008
Class M2, 3.5175% 1/25/34 (h)	200,000	200,003
Class M3, 3.7175% 1/25/34 (h)	200,000	200,003
Home Equity Asset Trust Series 2002-4 Class M2, 4.4675% 3/25/33 (h)	225,000	228,341
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 2.9475% 6/25/34 (h)	500,000	499,603
Class M2, 3.4975% 6/25/34 (h)	325,000	326,684
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.9175% 7/25/34 (h)	250,000	250,004
Class M2, 2.9675% 7/25/34 (h)	50,000	50,001
Class M3, 3.3675% 7/25/34 (h)	100,000	100,002
Class M4, 3.5175% 7/25/34 (h)	75,000	75,001
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.3175% 5/25/33 (h)	$ 175,000	$ 177,446
Series 2003-NC5 Class M2, 4.4175% 4/25/33 (h)	325,000	331,004
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 3.4675% 11/25/32 (h)	305,000	308,242
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.7775% 2/25/34 (h)	175,194	175,197
TOTAL ASSET-BACKED SECURITIES (Cost $14,301,255)		14,328,837
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.1%
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.7875% 4/25/34 (h)	445,400	446,057
Series 2004-AR5 Class 11A2, 2.7875% 6/25/34 (h)	578,575	577,342
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	223,817	229,132
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	247,583	254,314
TOTAL PRIVATE SPONSOR		1,506,845
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,300,000	3,500,943
Series 1999-57 Class PH, 6.5% 12/25/29	2,600,000	2,745,310
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD, 4.5% 4/25/17	2,390,000	2,404,427
TOTAL U.S. GOVERNMENT AGENCY		8,650,680
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,259,818)		10,157,525
Commercial Mortgage Securities - 1.5%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.7775% 4/25/34 (e)(h)	836,820	834,270
Class B, 4.3175% 4/25/34 (e)(h)	92,980	92,824
Class M1, 2.9775% 4/25/34 (e)(h)	92,980	92,809
Class M2, 3.6175% 4/25/34 (e)(h)	92,980	92,940
Series 2004-3:
Class A1, 2.7675% 1/25/35 (e)(h)	798,629	798,629
Class A2, 2.8175% 1/25/35 (e)(h)	99,829	99,829
Class M1, 2.8975% 1/25/35 (e)(h)	149,743	149,743
Class M2, 3.3975% 1/25/35 (e)(h)	99,829	99,829
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	1,743,730	1,828,476
Class B, 7.48% 2/1/08	2,320,000	2,529,665
COMM:
floater:
Series 2002-FL7 Class D, 2.9725% 11/15/14 (e)(h)	295,000	295,795
Series 2003-FL9 Class B, 2.9025% 11/15/15 (e)(h)	547,788	549,423
Series 2004-LBN2 Class X2, 1.2743% 3/10/39 (e)(h)(i)	2,029,801	86,554
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,500,000	1,683,938
Series 2004-C1 Class A3, 4.321% 1/15/37	615,000	611,295
Series 1998-C1 Class D, 7.17% 5/17/40	580,000	649,729
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (e)(h)(i)	9,980,000	399,141
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,350,000	4,784,712
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	3,500,000	3,669,059
Class C1, 7.52% 5/15/06 (e)	2,300,000	2,414,420
Class D1, 7.77% 5/15/06 (e)	2,200,000	2,302,590
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,590,934	1,685,028
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	695,000	765,446
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II: - continued
Series 1998-GLII Class E, 7.1905% 4/13/31 (h)	$ 1,205,000	$ 1,264,813
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	1,050,000	1,002,996
Class C, 4.13% 11/20/37 (e)	1,050,000	958,125
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	630,000	625,305
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	4,200,000	4,472,481
Series 1:
Class D2, 6.992% 11/15/07 (e)	4,120,000	4,434,792
Class E2, 7.224% 11/15/07 (e)	2,450,000	2,626,022
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	1,015,000	1,029,444
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,912,220)		42,930,122
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic:
5.625% 7/23/07	1,630,000	1,706,406
7.125% 1/11/12	650,000	746,281
Korean Republic 4.875% 9/22/14	700,000	692,379
State of Israel 4.625% 6/15/13	230,000	219,794
United Mexican States:
5.875% 1/15/14	610,000	624,945
7.5% 4/8/33	2,350,000	2,538,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,088,552)		6,527,805
Fixed-Income Funds - 5.9%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	142,657	14,250,008
Fidelity High Income Central Investment Portfolio 1 (b)	1,496,200	150,547,682
TOTAL FIXED-INCOME FUNDS (Cost $153,982,737)		164,797,690
Money Market Funds - 20.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.24% (b)	442,529,237	$ 442,529,237
Fidelity Money Market Central Fund, 2.22% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	3,836,100	3,836,100
TOTAL MONEY MARKET FUNDS (Cost $570,225,499)		570,225,499
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,601,778,434)		2,822,687,712
NET OTHER ASSETS - (0.1)%		(1,713,006)
NET ASSETS - 100%		$ 2,820,974,706
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
395 S&P 500 Index Contracts	March 2005	$ 119,852,875	$ 815,884
The face value of futures purchased as a percentage of net assets - 4.2%
Swap Agreements
		Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.524% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	May 2007	$ 14,900,000	$ 22,334
Swap Agreements - continued
		Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers for CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 2,500,000	$ 25,857
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	2,500,000	(8,676)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	2,500,000	(2,782)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	2,500,000	33,269
TOTAL TOTAL RETURN SWAPS		10,000,000	47,670
		$ 24,900,000	$ 70,002
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rates quoted for Money Market Funds are the annualized seven-day yield of the funds at period end. A complete listing of each fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $41,105,208 or 1.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,779,581.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	15.8%
AAA, AA, A	2.6%
BBB	4.2%
BB	2.0%
B	2.8%
CCC, CC, C	0.7%
Not Rated	0.3%
Other Investments	0.0%
Equities	55.3%
Short-Term Investments and Net Other Assets	16.3%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $169,228,000 of which $94,606,000, $33,904,000 and $40,718,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (including securities loaned of $3,740,989) (cost $2,601,778,434) - See accompanying schedule		$ 2,822,687,712
Cash		101,094
Foreign currency held at value (cost $1,769,693)		1,863,876
Receivable for investments sold		3,763,867
Receivable for fund shares sold		433,148
Dividends receivable		1,531,913
Interest receivable		8,159,830
Swap agreements, at value		70,002
Prepaid expenses		11,031
Other affiliated receivables		20,779
Other receivables		66,083
Total assets		2,838,709,335
Liabilities
Payable for investments purchased Regular delivery	$ 2,505,482
Delayed delivery	7,119,958
Payable for fund shares redeemed	2,255,870
Accrued management fee	1,228,673
Distribution fees payable	10,154
Payable for daily variation on futures contracts	98,750
Other affiliated payables	332,770
Other payables and accrued expenses	346,872
Collateral on securities loaned, at value	3,836,100
Total liabilities		17,734,629
Net Assets		$ 2,820,974,706
Net Assets consist of:
Paid in capital		$ 2,705,402,110
Undistributed net investment income		75,292,815
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(181,610,482)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		221,890,263
Net Assets		$ 2,820,974,706
Initial Class: Net Asset Value, offering price and redemption price per share ($2,751,093,961 ÷ 185,310,323 shares)		$ 14.85
Service Class: Net Asset Value, offering price and redemption price per share ($33,117,654 ÷ 2,245,860 shares)		$ 14.75
Service Class 2: Net Asset Value, offering price and redemption price per share ($36,763,091 ÷ 2,510,405 shares)		$ 14.64

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 24,564,893
Special Dividends		7,532,376
Interest		59,893,575
Security lending		43,187
Total income		92,034,031

Expenses
Management fee	$ 15,228,347
Transfer agent fees	1,937,089
Distribution fees	101,698
Accounting and security lending fees	1,165,808
Non-interested trustees' compensation	16,074
Appreciation in deferred trustee compensation account	5,876
Custodian fees and expenses	223,949
Audit	61,090
Legal	15,600
Miscellaneous	414,429
Total expenses before reductions	19,169,960
Expense reductions	(238,955)	18,931,005
Net investment income (loss)		73,103,026
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	64,290,412
Foreign currency transactions	(157,622)
Futures contracts	11,752,551
Swap agreements	593,284
Total net realized gain (loss)		76,478,625
Change in net unrealized appreciation (depreciation) on: Investment securities	2,622,778
Assets and liabilities in foreign currencies	97,880
Futures contracts	(1,965,782)
Swap agreements	(176,130)
Delayed delivery commitments	(1,380)
Total change in net unrealized appreciation (depreciation)		577,366
Net gain (loss)		77,055,991
Net increase (decrease) in net assets resulting from operations		$ 150,159,017

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,103,026	$ 78,176,621
Net realized gain (loss)	76,478,625	(40,714,310)
Change in net unrealized appreciation (depreciation)	577,366	441,444,012
Net increase (decrease) in net assets resulting from operations	150,159,017	478,906,323
Distributions to shareholders from net investment income	(81,683,788)	(104,597,799)
Share transactions - net increase (decrease)	(313,880,450)	(134,932,020)
Total increase (decrease) in net assets	(245,405,221)	239,376,504

Net Assets
Beginning of period	3,066,379,927	2,827,003,423
End of period (including undistributed net investment income of $75,292,815 and undistributed net investment income of $85,502,782, respectively)	$ 2,820,974,706	$ 3,066,379,927
Other Information:
Share Transactions	Year ended December 31, 2004
Shares	Initial Class	Service Class	Service Class 2
Sold	8,726,898	845,301	1,250,787
Reinvested	5,552,576	60,513	40,552
Redeemed	(37,314,309)	(893,122)	(354,143)
Net increase (decrease)	(23,034,835)	12,692	937,196

Dollars Sold	$ 124,852,377	$ 12,068,224	$ 17,624,320
Reinvested	80,234,728	869,573	579,487
Redeemed	(532,488,555)	(12,617,698)	(5,002,906)
Net increase (decrease)	$ (327,401,450)	$ 320,099	$ 13,200,901
Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2
Sold	11,779,012	428,403	476,542
Reinvested	8,641,306	77,907	49,303
Redeemed	(30,580,450)	(301,785)	(252,268)
Net increase (decrease)	(10,160,132)	204,525	273,577

Dollars Sold	$ 156,744,839	$ 5,650,186	$ 6,262,526
Reinvested	103,090,780	924,754	582,265
Redeemed	(400,951,959)	(3,964,032)	(3,271,379)
Net increase (decrease)	$ (141,116,340)	$ 2,610,908	$ 3,573,412
Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 80,234,728	$ 869,573	$ 579,487
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 103,090,780	$ 924,754	$ 582,265

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 12.75	$ 14.51	$ 16.01	$ 18.67
Income from Investment Operations
Net investment income (loss) C	.36 D	.36	.46	.51	.62
Net realized and unrealized gain (loss)	.42	1.83	(1.69)	(1.13)	(1.30)
Total from investment operations	.78	2.19	(1.23)	(.62)	(.68)
Distributions from net investment income	(.39)	(.48)	(.53)	(.64)	(.60)
Distributions from net realized gain	-	-	-	(.24)	(1.38)
Total distributions	(.39)	(.48)	(.53)	(.88)	(1.98)
Net asset value, end of period	$ 14.85	$ 14.46	$ 12.75	$ 14.51	$ 16.01
Total Return A, B	5.47%	17.97%	(8.73)%	(4.15)%	(3.87)%
Ratios to Average Net Assets E
Expenses before expense reductions	.66%	.63%	.63%	.64%	.61%
Expenses net of voluntary waivers, if any	.66%	.63%	.63%	.64%	.61%
Expenses net of all reductions	.65%	.62%	.61%	.63%	.61%
Net investment income (loss)	2.53%	2.71%	3.49%	3.53%	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,751,094	$ 3,011,837	$ 2,784,945	$ 3,547,730	$ 4,128,169
Portfolio turnover rate	66%	82%	140%	108%	76%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 12.66	$ 14.41	$ 15.91	$ 18.59
Income from Investment Operations
Net investment income (loss) C	.34 D	.34	.44	.49	.60
Net realized and unrealized gain (loss)	.42	1.83	(1.68)	(1.12)	(1.31)
Total from investment operations	.76	2.17	(1.24)	(.63)	(.71)
Distributions from net investment income	(.38)	(.46)	(.51)	(.63)	(.59)
Distributions from net realized gain	-	-	-	(.24)	(1.38)
Total distributions	(.38)	(.46)	(.51)	(.87)	(1.97)
Net asset value, end of period	$ 14.75	$ 14.37	$ 12.66	$ 14.41	$ 15.91
Total Return A, B	5.36%	17.91%	(8.85)%	(4.24)%	(4.06)%
Ratios to Average Net Assets E
Expenses before expense reductions	.77%	.74%	.74%	.74%	.72%
Expenses net of voluntary waivers, if any	.77%	.74%	.74%	.74%	.72%
Expenses net of all reductions	.76%	.73%	.72%	.73%	.71%
Net investment income (loss)	2.41%	2.59%	3.38%	3.43%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,118	$ 32,087	$ 25,692	$ 31,324	$ 30,583
Portfolio turnover rate	66%	82%	140%	108%	76%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 12.59	$ 14.36	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income (loss) E	.32 F	.32	.41	.46	.53
Net realized and unrealized gain (loss)	.41	1.81	(1.67)	(1.11)	(.84)
Total from investment operations	.73	2.13	(1.26)	(.65)	(.31)
Distributions from net investment income	(.36)	(.45)	(.51)	(.64)	(.59)
Distributions from net realized gain	-	-	-	(.24)	(1.38)
Total distributions	(.36)	(.45)	(.51)	(.88)	(1.97)
Net asset value, end of period	$ 14.64	$ 14.27	$ 12.59	$ 14.36	$ 15.89
Total Return B, C, D	5.18%	17.66%	(9.03)%	(4.38)%	(1.97)%
Ratios to Average Net Assets H
Expenses before expense reductions	.93%	.91%	.90%	.90%	.88% A
Expenses net of voluntary waivers, if any	.93%	.91%	.90%	.90%	.88% A
Expenses net of all reductions	.92%	.89%	.88%	.89%	.88% A
Net investment income (loss)	2.25%	2.43%	3.22%	3.27%	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,763	$ 22,456	$ 16,367	$ 11,993	$ 4,785
Portfolio turnover rate	66%	82%	140%	108%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Life of fundA
Fidelity® VIP: Contrafund - Initial Class	15.48%	1.96%	14.11%
Fidelity VIP: Contrafund - Service ClassB	15.34%	1.85%	14.03%
Fidelity VIP: Contrafund - Service Class 2C	15.16%	1.71%	13.94%

A From January 3, 1995

B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio - Initial Class on January 3, 1995, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Management's Discussion of Fund Performance

Comments from Will Danoff, Portfolio Manager of Fidelity® Variable Insurance Products: Contrafund Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12 months ending December 31, 2004, the fund outpaced both the S&P 500® and the LipperSM Variable Annuity Growth Funds Average, which gained 10.36%. Strong individual security selection within both the technology and telecommunication services sectors helped overall performance, as did the fund's continued emphasis on small- and mid-cap stocks, which outperformed their larger counterparts in 2004. At the end of the period, the fund held approximately 36% of its assets in stocks of companies with market capitalizations of less than $10 billion, compared to 12% for the S&P 500. The fund's best individual performers included Internet stalwarts such as Google, Yahoo! and eBay, all of which appreciated more than 65% in 2004. Within telecommunications, the fund's positions in Research In Motion, which makes the BlackBerry portable e-mail device, and America Movil, a leading wireless services provider in Latin America, also fared well. Disappointments included Ireland-based Ryanair, Europe's leading discount airline, which fell in value as the carrier's profits were squeezed by higher oil prices and intense competition. Profit pressures also hurt the fund's positions in Krispy Kreme Doughnuts, semiconductor maker Silicon Laboratories and discount retailer 99 Cents Only Stores.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Berkshire Hathaway, Inc. Class A	2.6
3M Co.	2.4
Avon Products, Inc.	2.3
EnCana Corp.	2.2
Yahoo!, Inc.	1.9
11.4
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Information Technology	15.0
Financials	12.6
Industrials	12.2
Health Care	11.3
Consumer Discretionary	11.1
Asset Allocation as of December 31, 2004
% of fund's net assets *
Stocks	90.0%
Bonds	1.6%
Short-Term Investments and Net Other Assets	8.4%
* Foreign investments 25.1%

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.6%
Honda Motor Co. Ltd.	90,200	$ 4,701,224
Toyota Motor Corp.	1,603,700	65,647,461
		70,348,685
Hotels, Restaurants & Leisure - 2.7%
Ambassadors Group, Inc.	364,604	12,983,548
Aristocrat Leisure Ltd.	1,683,867	13,108,703
Boyd Gaming Corp.	388,000	16,160,200
Ctrip.com International Ltd. ADR	55,100	2,535,702
Domino's Pizza, Inc.	353,500	6,292,300
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	203,100	16,605,118
Friendly Ice Cream Corp. (a)	204,600	1,718,640
Gaylord Entertainment Co. (a)	52,827	2,193,905
Great Canadian Gaming Corp. (a)	78,900	2,992,283
Greek Organization of Football Prognostics SA	112,516	3,107,620
Hilton Group PLC	1,795,398	9,802,330
International Game Technology	189,350	6,509,853
Kerzner International Ltd. (a)	175,900	10,562,795
Krispy Kreme Doughnuts, Inc. (a)(d)	312,100	3,932,460
Life Time Fitness, Inc.	125,800	3,255,704
Marriott International, Inc. Class A	169,700	10,687,706
P.F. Chang's China Bistro, Inc. (a)	145,500	8,198,925
Panera Bread Co. Class A (a)(d)	519,296	20,938,015
Penn National Gaming, Inc. (a)	131,431	7,958,147
Pinnacle Entertainment, Inc. (a)	44,800	886,144
Red Robin Gourmet Burgers, Inc. (a)	330,986	17,697,821
Ryan's Restaurant Group, Inc. (a)	282,750	4,360,005
Scientific Games Corp. Class A (a)	116,900	2,786,896
Shuffle Master, Inc. (a)(d)	403,989	19,027,882
Starbucks Corp. (a)	716,800	44,699,648
Station Casinos, Inc.	812,500	44,427,500
The Cheesecake Factory, Inc. (a)	245,436	7,969,307
William Hill PLC	2,355,742	25,497,237
Wynn Resorts Ltd. (a)	392,746	26,282,562
		353,178,956
Household Durables - 1.4%
Black & Decker Corp.	33,600	2,967,888
Blount International, Inc. (a)	421,300	7,339,046
Blyth, Inc.	69,000	2,039,640
Centex Corp.	45,000	2,681,100
D.R. Horton, Inc.	795,277	32,057,616
Desarrolladora Homex SA de CV ADR (d)	112,500	2,660,625
Fortune Brands, Inc.	275,900	21,293,962
Harman International Industries, Inc.	390,700	49,618,900
Hovnanian Enterprises, Inc. Class A (a)	117,900	5,838,408
KB Home	68,300	7,130,520
Leggett & Platt, Inc.	180,100	5,120,243
Mohawk Industries, Inc. (a)	102,600	9,362,250
Pulte Homes, Inc.	6,700	427,460
Ryland Group, Inc.	40,600	2,336,124

	Shares	Value (Note 1)
Sharp Corp.	316,000	$ 5,161,261
Tempur-Pedic International, Inc.	368,300	7,807,960
Toll Brothers, Inc. (a)	235,100	16,130,211
		179,973,214
Internet & Catalog Retail - 1.2%
eBay, Inc. (a)	1,230,900	143,129,052
IAC/InterActiveCorp (a)	349,767	9,660,565
		152,789,617
Media - 1.3%
Central European Media Enterprises Ltd. Class A (a)	65,200	2,541,626
Citadel Broadcasting Corp. (a)	100,500	1,626,090
EchoStar Communications Corp. Class A	67,400	2,240,376
Fox Entertainment Group, Inc. Class A (a)	453,500	14,176,410
Getty Images, Inc. (a)	214,400	14,761,440
Lakes Entertainment, Inc. (a)	163,100	2,656,899
McGraw-Hill Companies, Inc.	8,900	814,706
Omnicom Group, Inc.	27,200	2,293,504
Pixar (a)	474,553	40,626,482
SBS Broadcasting SA (a)	338,400	13,613,832
Sirius Satellite Radio, Inc. (a)(d)	270,100	2,066,265
Spanish Broadcasting System, Inc. Class A (a)	2,682	28,322
Univision Communications, Inc. Class A (a)	163,600	4,788,572
Vivendi Universal SA sponsored ADR (a)	50,400	1,616,328
Walt Disney Co.	180,800	5,026,240
Washington Post Co. Class B	20,100	19,758,702
XM Satellite Radio Holdings, Inc. Class A (a)	1,060,257	39,886,868
		168,522,662
Multiline Retail - 0.4%
99 Cents Only Stores (a)(d)	106,666	1,723,723
JCPenney Co., Inc.	175,900	7,282,260
Neiman Marcus Group, Inc. Class A	218,800	15,652,952
Next PLC	276,200	8,745,687
Nordstrom, Inc.	157,500	7,359,975
Target Corp.	269,700	14,005,521
		54,770,118
Specialty Retail - 2.4%
Advance Auto Parts, Inc. (a)	100,100	4,372,368
bebe Stores, Inc.	101,250	2,731,725
Bed Bath & Beyond, Inc. (a)	767,100	30,553,593
Build-A-Bear Workshop, Inc.	166,000	5,834,900
Chico's FAS, Inc. (a)	742,400	33,801,472
Genesco, Inc. (a)	90,000	2,802,600
Guitar Center, Inc. (a)	161,300	8,498,897
Halfords Group PLC	943,366	5,612,136
Hennes & Mauritz AB (H&M) (B Shares)	379,275	13,211,677
Inditex SA	146,100	4,300,765
Lowe's Companies, Inc.	92,600	5,332,834
New York & Co., Inc.	182,100	3,008,292
Pacific Sunwear of California, Inc. (a)	479,572	10,675,273
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PETCO Animal Supplies, Inc. (a)	693,200	$ 27,367,536
PETsMART, Inc.	999,900	35,526,447
Regis Corp.	141,400	6,525,610
Sherwin-Williams Co.	45,700	2,039,591
Signet Group PLC	2,348,926	4,958,477
Staples, Inc.	1,087,100	36,646,141
The Pantry, Inc. (a)	59,466	1,789,332
TJX Companies, Inc.	1,032,200	25,939,186
Too, Inc. (a)	158,400	3,874,464
United Auto Group, Inc.	52,600	1,556,434
Urban Outfitters, Inc. (a)	667,900	29,654,760
		306,614,510
Textiles, Apparel & Luxury Goods - 1.1%
Burberry Group PLC	3,022,995	23,263,127
Carter's, Inc. (a)	86,000	2,923,140
Coach, Inc. (a)	1,266,324	71,420,674
Delta Woodside Industries, Inc. (a)	22,175	13,970
Fossil, Inc. (a)	220,000	5,640,800
Hartmarx Corp. (a)	80,200	623,154
NIKE, Inc. Class B	116,200	10,538,178
Polo Ralph Lauren Corp. Class A	116,300	4,954,380
Puma AG	38,742	10,631,970
Quiksilver, Inc. (a)	210,000	6,255,900
Wolverine World Wide, Inc.	26,800	842,056
		137,107,349
TOTAL CONSUMER DISCRETIONARY		1,423,305,111
CONSUMER STAPLES - 6.0%
Beverages - 0.1%
Anheuser-Busch Companies, Inc.	105,900	5,372,307
Cott Corp. (a)	20,000	494,667
PepsiCo, Inc.	210,410	10,983,402
		16,850,376
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	112,700	3,334,042
CVS Corp.	45,000	2,028,150
Sysco Corp.	2,220,800	84,767,936
Tesco PLC	3,397,590	20,978,567
United Natural Foods, Inc. (a)	332,952	10,354,807
Wal-Mart de Mexico SA de CV Series V	1,349,700	4,638,827
Wal-Mart Stores, Inc.	168,500	8,900,170
Walgreen Co.	67,000	2,570,790
Whole Foods Market, Inc.	449,407	42,850,957
William Morrison Supermarkets PLC	5,674,750	22,542,567
		202,966,813
Food Products - 0.5%
Hershey Foods Corp.	460,700	25,587,278

	Shares	Value (Note 1)
Kellogg Co.	536,100	$ 23,942,226
Wm. Wrigley Jr. Co.	275,400	19,054,926
		68,584,430
Household Products - 0.6%
Colgate-Palmolive Co.	1,441,500	73,747,140
Personal Products - 3.2%
Avon Products, Inc.	7,577,456	293,247,547
Gillette Co.	2,615,600	117,126,568
		410,374,115
TOTAL CONSUMER STAPLES		772,522,874
ENERGY - 9.0%
Energy Equipment & Services - 0.7%
BJ Services Co.	94,000	4,374,760
Noble Corp. (a)	12,200	606,828
Offshore Logistics, Inc. (a)	14,100	457,827
Oil States International, Inc. (a)	146,300	2,822,127
Schlumberger Ltd. (NY Shares)	862,000	57,710,900
Smith International, Inc. (a)	456,575	24,842,246
Superior Energy Services, Inc. (a)	112,600	1,735,166
Tenaris SA sponsored ADR	75,700	3,701,730
		96,251,584
Oil & Gas - 8.3%
Anadarko Petroleum Corp.	84,600	5,482,926
Apache Corp.	783,980	39,645,869
Ashland, Inc.	165,300	9,650,214
Bill Barrett Corp.	57,500	1,839,425
Blackrock Ventures, Inc. (a)	959,200	5,875,100
BP PLC sponsored ADR	2,035,232	118,857,549
Burlington Resources, Inc.	901,380	39,210,030
Chesapeake Energy Corp.	1,336,000	22,044,000
China Petroleum & Chemical Corp. sponsored ADR (d)	524,740	21,509,093
Denbury Resources, Inc. (a)	44,800	1,229,760
EnCana Corp.	5,028,492	286,624,044
Encore Acquisition Co. (a)	278,800	9,732,908
ENI Spa sponsored ADR	67,400	8,481,616
EOG Resources, Inc.	190,700	13,608,352
Exxon Mobil Corp.	1,971,400	101,053,964
Houston Exploration Co. (a)	214,300	12,067,233
Imperial Oil Ltd.	66,800	3,960,683
Marathon Oil Corp.	137,000	5,152,570
McMoRan Exploration Co. (a)(d)	180,800	3,380,960
Murphy Oil Corp.	971,500	78,157,175
Noble Energy, Inc.	122,000	7,522,520
Occidental Petroleum Corp.	416,600	24,312,776
Patina Oil & Gas Corp.	185,300	6,948,750
PetroChina Co. Ltd. sponsored ADR (d)	173,600	9,320,584
PetroKazakhstan, Inc. Class A	182,960	6,789,341
Premcor, Inc.	1,892,826	79,820,472
Quicksilver Resources, Inc. (a)	307,400	11,306,172
Range Resources Corp.	243,300	4,977,918
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Talisman Energy, Inc.	256,610	$ 6,917,778
Teekay Shipping Corp.	67,600	2,846,636
Total SA sponsored ADR	576,900	63,366,696
Unocal Corp. (d)	161,700	6,991,908
Valero Energy Corp.	412,900	18,745,660
Whiting Petroleum Corp. New (a)	133,100	4,026,275
XTO Energy, Inc.	769,425	27,222,257
		1,068,679,214
TOTAL ENERGY		1,164,930,798
FINANCIALS - 12.6%
Capital Markets - 0.4%
Calamos Asset Management, Inc. Class A	64,000	1,728,000
Goldman Sachs Group, Inc.	92,300	9,602,892
Legg Mason, Inc.	119,700	8,769,222
Lehman Brothers Holdings, Inc.	224,100	19,604,268
Merrill Lynch & Co., Inc.	157,700	9,425,729
SEI Investments Co.	39,400	1,652,042
		50,782,153
Commercial Banks - 1.5%
BOK Financial Corp. (a)	50,510	2,462,868
East West Bancorp, Inc.	147,700	6,197,492
Hibernia Corp. Class A	73,913	2,181,173
HSBC Holdings PLC sponsored ADR	260,917	22,214,473
M&T Bank Corp.	510,200	55,019,968
Nara Bancorp, Inc.	45,000	957,150
PrivateBancorp, Inc.	30,600	986,238
Royal Bank of Scotland Group PLC	231,395	7,779,906
Southwest Bancorp of Texas, Inc.	22,600	526,354
Texas Capital Bancshares, Inc. (a)	6,600	142,692
UCBH Holdings, Inc.	166,430	7,625,823
Wachovia Corp.	557,749	29,337,597
Wells Fargo & Co.	780,200	48,489,430
Westcorp	144,320	6,628,618
Wintrust Financial Corp.	105,700	6,020,672
		196,570,454
Consumer Finance - 1.1%
First Marblehead Corp. (a)	109,100	6,136,875
MBNA Corp.	877,900	24,748,001
SLM Corp.	1,960,300	104,660,417
		135,545,293
Diversified Financial Services - 0.6%
Brascan Corp. Class A (ltd. vtg.)	243,900	8,770,238
CapitalSource, Inc. (a)	234,300	6,014,481
Citigroup, Inc.	3,500	168,630

	Shares	Value (Note 1)
KKR Financial Corp. (e)	564,000	$ 5,922,000
Moody's Corp.	674,200	58,554,270
		79,429,619
Insurance - 7.5%
ACE Ltd.	298,800	12,773,700
AFLAC, Inc.	247,500	9,860,400
Allstate Corp.	1,200,900	62,110,548
American International Group, Inc.	2,363,114	155,185,696
Assurant, Inc.	443,500	13,548,925
Berkshire Hathaway, Inc. Class A (a)	3,839	337,448,087
Brit Insurance Holdings PLC	3,985,600	6,023,245
Endurance Specialty Holdings Ltd.	358,100	12,247,020
Everest Re Group Ltd.	863,980	77,378,049
Fidelity National Financial, Inc.	45,100	2,059,717
Genworth Financial, Inc. Class A	90,000	2,430,000
Great-West Lifeco, Inc.	134,000	2,981,500
HCC Insurance Holdings, Inc.	510,700	16,914,384
IPC Holdings Ltd.	160,300	6,974,653
Markel Corp. (a)	29,750	10,829,000
Mercury General Corp.	232,500	13,931,400
MetLife, Inc.	266,600	10,799,966
Montpelier Re Holdings Ltd.	1,449,200	55,721,740
PartnerRe Ltd.	340,200	21,071,988
Progressive Corp.	272,500	23,118,900
RenaissanceRe Holdings Ltd.	767,565	39,974,785
StanCorp Financial Group, Inc.	154,900	12,779,250
USI Holdings Corp. (a)	916,187	10,600,284
W.R. Berkley Corp.	455,150	21,469,426
White Mountains Insurance Group Ltd.	12,300	7,945,800
Willis Group Holdings Ltd.	367,100	15,113,507
		961,291,970
Real Estate - 0.3%
CB Richard Ellis Group, Inc. Class A	429,800	14,419,790
CBL & Associates Properties, Inc.	137,781	10,519,579
Equity Residential (SBI)	192,900	6,979,122
General Growth Properties, Inc.	86,790	3,138,326
Vornado Realty Trust	60,900	4,636,317
Weingarten Realty Investors (SBI)	67,400	2,702,740
		42,395,874
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	278,076	10,291,593
Doral Financial Corp.	483,175	23,796,369
Freddie Mac	33,700	2,483,690
Golden West Financial Corp., Delaware	1,922,400	118,073,808
W Holding Co., Inc.	23,970	549,872
		155,195,332
TOTAL FINANCIALS		1,621,210,695
HEALTH CARE - 11.3%
Biotechnology - 1.8%
Affymetrix, Inc. (a)	38,200	1,396,210
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	479,300	$ 31,926,173
Gen-Probe, Inc. (a)	357,100	16,144,491
Genentech, Inc. (a)	3,263,400	177,659,496
Pharmion Corp. (a)	28,400	1,198,764
Seattle Genetics, Inc. (a)	712,300	4,651,319
		232,976,453
Health Care Equipment & Supplies - 4.1%
Advanced Medical Optics, Inc. (a)	326,200	13,419,868
Advanced Neuromodulation Systems, Inc. (a)	455,550	17,976,003
Alcon, Inc.	890,500	71,774,300
American Medical Systems Holdings, Inc. (a)	225,900	9,444,879
Arrow International, Inc.	14,300	443,157
Aspect Medical Systems, Inc. (a)	105,400	2,578,084
Becton, Dickinson & Co.	90,800	5,157,440
Bio-Rad Laboratories, Inc. Class A (a)	211,100	12,110,807
Boston Scientific Corp. (a)	169,700	6,032,835
C.R. Bard, Inc.	434,400	27,792,912
Cooper Companies, Inc.	191,560	13,522,220
Cytyc Corp. (a)	94,100	2,594,337
DENTSPLY International, Inc.	1,612,862	90,642,844
Edwards Lifesciences Corp. (a)	22,500	928,350
Fisher Scientific International, Inc. (a)	390,847	24,381,036
Foxhollow Technologies, Inc.	8,900	218,851
Given Imaging Ltd. (a)(d)	91,100	3,271,401
Guidant Corp.	33,700	2,429,770
IDEXX Laboratories, Inc. (a)	306,970	16,757,492
Integra LifeSciences Holdings Corp. (a)	217,400	8,028,582
IntraLase Corp.	32,700	767,796
Intuitive Surgical, Inc. (a)	181,700	7,271,634
Kinetic Concepts, Inc.	226,200	17,259,060
Lumenis Ltd. (a)	237	460
Medtronic, Inc.	123,640	6,141,199
Nobel Biocare Holding AG (Switzerland)	44,934	8,123,572
Ocular Sciences, Inc. (a)	136,820	6,705,548
Smith & Nephew PLC	4,548,003	47,080,927
St. Jude Medical, Inc. (a)	1,009,252	42,317,936
Symmetry Medical, Inc.	40,400	850,420
Synthes, Inc.	162,877	18,225,300
Thermo Electron Corp. (a)	78,800	2,378,972
Varian Medical Systems, Inc. (a)	2,300	99,452
Ventana Medical Systems, Inc. (a)	11,200	716,688
Waters Corp. (a)	470,000	21,991,300
Zimmer Holdings, Inc. (a)	279,771	22,415,253
		531,850,685
Health Care Providers & Services - 3.2%
Aetna, Inc.	899,300	112,187,675
American Healthways, Inc. (a)	132,600	4,381,104

	Shares	Value (Note 1)
Caremark Rx, Inc. (a)	62,100	$ 2,448,603
DaVita, Inc. (a)	44,600	1,763,038
eResearchTechnology, Inc. (a)	218,224	3,458,850
IDX Systems Corp. (a)	11,000	379,060
Merge Technologies, Inc. (a)	350,000	7,787,500
Molina Healthcare, Inc. (a)	49,460	2,293,955
Patterson Companies, Inc. (a)	3,608,004	156,551,294
Pharmaceutical Product Development, Inc. (a)	67,800	2,799,462
UnitedHealth Group, Inc.	1,243,310	109,448,579
VCA Antech, Inc. (a)	231,000	4,527,600
WellChoice, Inc. (a)	11,800	630,120
WellPoint, Inc. (a)	22,300	2,564,500
		411,221,340
Pharmaceuticals - 2.2%
Atherogenics, Inc. (a)	67,400	1,587,944
Connetics Corp. (a)	87,100	2,115,659
Cypress Bioscience, Inc. (a)	226,000	3,177,560
Elan Corp. PLC sponsored ADR (a)	577,000	15,723,250
Johnson & Johnson	492,150	31,212,153
Kos Pharmaceuticals, Inc. (a)	150,800	5,676,112
Merck KGaA	28,908	1,985,071
Novartis AG sponsored ADR	709,000	35,832,860
Novo Nordisk AS Series B	1,298,974	70,841,066
Pfizer, Inc.	265	7,126
Roche Holding AG (participation certificate)	701,730	80,183,638
Schering-Plough Corp.	1,404,000	29,315,520
Teva Pharmaceutical Industries Ltd. sponsored ADR	91,200	2,723,232
		280,381,191
TOTAL HEALTH CARE		1,456,429,669
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.1%
L-3 Communications Holdings, Inc.	155,700	11,403,468
Lockheed Martin Corp.	1,784,635	99,136,474
Precision Castparts Corp.	230,886	15,164,592
SI International, Inc. (a)	118,300	3,638,908
United Technologies Corp.	86,900	8,981,115
		138,324,557
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	1,162,280	64,529,786
CNF, Inc.	47,500	2,379,750
EGL, Inc. (a)	248,200	7,418,698
Expeditors International of Washington, Inc.	48,900	2,732,532
Ryder System, Inc.	45,200	2,159,204
United Parcel Service, Inc. Class B	955,600	81,665,576
UTI Worldwide, Inc.	16,900	1,149,538
		162,035,084
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.8%
JetBlue Airways Corp. (a)	1,108,643	$ 25,742,690
Ryanair Holdings PLC sponsored ADR (a)(d)	1,533,751	62,500,353
Southwest Airlines Co.	846,217	13,776,413
		102,019,456
Building Products - 0.3%
Lennox International, Inc.	212,500	4,324,375
Masco Corp.	837,000	30,575,610
Trex Co., Inc. (a)	53,000	2,779,320
		37,679,305
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	26,300	518,636
Apollo Group, Inc. Class A (a)	72	5,811
Aramark Corp. Class B	917,050	24,310,996
Corporate Executive Board Co.	62,100	4,156,974
Educate, Inc.	267,600	3,543,024
Jackson Hewitt Tax Service, Inc.	55,400	1,398,850
Laureate Education, Inc. (a)	175,100	7,720,159
Navigant Consulting, Inc. (a)	58,100	1,545,460
R.R. Donnelley & Sons Co.	316,100	11,155,169
Resources Connection, Inc. (a)	294,000	15,967,140
Robert Half International, Inc.	430,200	12,660,786
		82,983,005
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	239,620	11,451,440
Paul Y-ITC Construction Holdings Ltd.	6,732,000	1,706,211
		13,157,651
Electrical Equipment - 0.5%
AMETEK, Inc.	73,900	2,636,013
Cooper Industries Ltd. Class A	759,500	51,562,455
Energy Conversion Devices, Inc. (a)	67,900	1,311,828
Roper Industries, Inc.	94,900	5,767,073
Ultralife Batteries, Inc. (a)	306,920	5,969,594
		67,246,963
Industrial Conglomerates - 2.8%
3M Co.	3,794,320	311,399,842
Carlisle Companies, Inc.	55,700	3,616,044
Hutchison Whampoa Ltd.	1,823,000	17,062,481
Siemens AG sponsored ADR	157,600	13,343,992
Tyco International Ltd.	465,500	16,636,970
		362,059,329
Machinery - 3.6%
A.S.V., Inc. (a)	93,064	4,457,766
Bucyrus International, Inc. Class A	238,300	9,684,512
Caterpillar, Inc.	201,400	19,638,514
Cummins, Inc.	423,000	35,443,170
CUNO, Inc. (a)	45,100	2,678,940
Danaher Corp. (d)	2,807,760	161,193,502

	Shares	Value (Note 1)
Deere & Co.	144,600	$ 10,758,240
Eaton Corp.	100,300	7,257,708
ESCO Technologies, Inc. (a)	45,100	3,456,915
Gardner Denver, Inc. (a)	34,500	1,252,005
Harsco Corp.	65,700	3,662,118
IDEX Corp.	124,500	5,042,250
Illinois Tool Works, Inc.	39,900	3,697,932
Ingersoll-Rand Co. Ltd. Class A	134,000	10,760,200
ITT Industries, Inc.	28,000	2,364,600
Joy Global, Inc.	381,935	16,587,437
Oshkosh Truck Co.	78,000	5,333,640
PACCAR, Inc.	1,209,244	97,319,957
Pall Corp.	88,400	2,559,180
Parker Hannifin Corp.	189,900	14,383,026
Pentair, Inc.	64,800	2,822,688
Timken Co.	52,200	1,358,244
Volvo AB ADR	889,100	35,252,815
		456,965,359
Marine - 0.0%
Alexander & Baldwin, Inc.	59,199	2,511,222
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	360,400	17,050,524
Canadian National Railway Co.	378,600	23,053,585
Heartland Express, Inc.	571,226	12,835,448
Knight Transportation, Inc.	306,520	7,601,696
Laidlaw International, Inc. (a)	96,600	2,067,240
Landstar System, Inc. (a)	282,812	20,826,276
Norfolk Southern Corp.	67,500	2,442,825
Yellow Roadway Corp. (a)(d)	251,687	14,021,483
		99,899,077
Trading Companies & Distributors - 0.2%
Fastenal Co.	228,112	14,042,575
MSC Industrial Direct Co., Inc. Class A	387,900	13,956,642
		27,999,217
Transportation Infrastructure - 0.0%
International Shipping Enterprises, Inc. unit	674,400	4,451,040
TOTAL INDUSTRIALS		1,557,331,265
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.7%
Carrier Access Corp. (a)	55,000	587,400
Comverse Technology, Inc. (a)	474,900	11,611,305
Ditech Communications Corp. (a)	521,800	7,800,910
Finisar Corp. (a)	185,600	423,168
Harris Corp.	518,000	32,007,220
Juniper Networks, Inc. (a)	575,305	15,642,543
Lucent Technologies, Inc. warrants 12/10/07 (a)	24,604	38,874
Motorola, Inc.	637,065	10,957,518
Plantronics, Inc.	245,600	10,185,032
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	2,658,700	$ 112,728,880
Research In Motion Ltd. (a)	1,239,700	102,047,972
Scientific-Atlanta, Inc.	233,900	7,721,039
Telefonaktiebolaget LM Ericsson ADR (a)	1,050,609	33,083,677
		344,835,538
Computers & Peripherals - 0.9%
Apple Computer, Inc. (a)	546,400	35,188,160
Avid Technology, Inc. (a)	43,300	2,673,775
Dell, Inc. (a)	1,263,800	53,256,532
NCR Corp. (a)	173,100	11,983,713
Network Appliance, Inc. (a)	156,200	5,188,964
Novatel Wireless, Inc.	223,100	4,323,678
Storage Technology Corp. (a)	16,400	518,404
Synaptics, Inc. (a)	98,336	3,007,115
		116,140,341
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A (a)	457,900	16,823,246
Cogent, Inc.	262,309	8,656,197
Dionex Corp. (a)	33,100	1,875,777
FARO Technologies, Inc. (a)	65,532	2,043,288
FLIR Systems, Inc. (a)	816,000	52,052,640
Hon Hai Precision Industries Co. Ltd.	2,885,000	13,340,516
National Instruments Corp.	246,457	6,715,953
Symbol Technologies, Inc.	102,100	1,766,330
Trimble Navigation Ltd. (a)	82,700	2,732,408
		106,006,355
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	1,401,383	18,260,020
Digital River, Inc. (a)	254,104	10,573,267
Google, Inc. Class A	383,343	74,023,533
Housevalues, Inc.	25,100	377,002
InfoSpace, Inc. (a)	134,985	6,418,537
Sina Corp. (a)	114,200	3,661,252
VeriSign, Inc. (a)	84,400	2,829,088
WebEx Communications, Inc. (a)	56,900	1,353,082
Websense, Inc. (a)	204,583	10,376,450
Yahoo!, Inc. (a)	6,539,696	246,415,745
		374,287,976
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	32,600	1,962,194
Alliance Data Systems Corp. (a)	1,061,300	50,390,524
Anteon International Corp. (a)	554,200	23,198,812
Cognizant Technology Solutions Corp. Class A (a)	1,508,896	63,871,568
First Data Corp.	130,000	5,530,200
Global Payments, Inc.	45,200	2,646,008
Infosys Technologies Ltd. sponsored ADR (d)	1,011,600	70,113,996

	Shares	Value (Note 1)
Iron Mountain, Inc. (a)	410,900	$ 12,528,341
Kanbay International, Inc.	144,300	4,516,590
SRA International, Inc. Class A (a)	472,800	30,353,760
		265,111,993
Office Electronics - 0.2%
Canon, Inc.	91,500	4,964,790
Xerox Corp. (a)	723,549	12,307,568
Zebra Technologies Corp. Class A (a)	227,970	12,830,152
		30,102,510
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	546,100	12,025,122
Analog Devices, Inc.	1,338,100	49,402,652
ATI Technologies, Inc. (a)	343,100	6,650,422
Cree, Inc. (a)	515,700	20,669,256
FormFactor, Inc. (a)	83,700	2,271,618
Freescale Semiconductor, Inc. Class B	85,810	1,575,472
International Rectifier Corp. (a)	770,900	34,359,013
Lam Research Corp. (a)	42,900	1,240,239
Linear Technology Corp.	101,100	3,918,636
Marvell Technology Group Ltd. (a)	4,508,800	159,927,136
Samsung Electronics Co. Ltd.	335,500	146,003,443
Sigmatel, Inc. (a)	136,400	4,846,292
Silicon Image, Inc. (a)	530,500	8,732,030
Silicon Laboratories, Inc. (a)	386,226	13,637,640
Tessera Technologies, Inc. (a)	364,500	13,563,045
Volterra Semiconductor Corp. (d)	105,800	2,343,999
		481,166,015
Software - 1.7%
Activision, Inc. (a)	335,399	6,768,352
Adobe Systems, Inc.	648,589	40,692,474
Altiris, Inc. (a)	761,839	26,991,956
Autodesk, Inc.	711,500	27,001,425
Cadence Design Systems, Inc. (a)	83,400	1,151,754
Cognos, Inc. (a)	285,300	12,557,955
Computer Associates International, Inc.	4,831	150,051
Kronos, Inc. (a)	75,692	3,870,132
Macrovision Corp. (a)	96,300	2,476,836
Microsoft Corp.	334,600	8,937,166
NAVTEQ Corp.	235,000	10,894,600
Quality Systems, Inc. (a)	51,193	3,061,341
Quest Software, Inc. (a)	67,400	1,075,030
Red Hat, Inc. (a)	179,167	2,391,879
SAP AG sponsored ADR	107,500	4,752,575
Sonic Solutions, Inc. (a)(d)	512,799	11,507,210
Symantec Corp. (a)	1,809,998	46,625,548
Take-Two Interactive Software, Inc. (a)	100,000	3,479,000
THQ, Inc. (a)	78,200	1,793,908
TIBCO Software, Inc. (a)	252,205	3,364,415
		219,543,607
TOTAL INFORMATION TECHNOLOGY		1,937,194,335
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 8.0%
Chemicals - 1.4%
Agrium, Inc.	112,500	$ 1,898,438
Bayer AG	135,300	4,597,494
Dow Chemical Co.	270,200	13,377,602
Ecolab, Inc.	1,696,800	59,608,584
Headwaters, Inc. (a)	124,800	3,556,800
Methanex Corp.	378,200	6,905,302
Monsanto Co.	90,100	5,005,055
Nalco Holding Co.	396,800	7,745,536
NOVA Chemicals Corp.	473,900	22,391,775
Potash Corp. of Saskatchewan	622,700	51,761,938
Westlake Chemical Corp.	56,400	1,883,760
		178,732,284
Construction Materials - 0.2%
Eagle Materials, Inc.	101,700	8,781,795
Eagle Materials, Inc. Class B	7,000	590,100
Lafarge North America, Inc.	45,309	2,325,258
Rinker Group Ltd.	685,302	5,710,320
Texas Industries, Inc.	65,700	4,098,366
Vulcan Materials Co.	43,500	2,375,535
		23,881,374
Containers & Packaging - 0.2%
Ball Corp.	152,756	6,718,209
Owens-Illinois, Inc. (a)	952,100	21,565,065
Peak International Ltd. (a)	200,000	818,800
		29,102,074
Metals & Mining - 6.2%
Aber Diamond Corp.	611,150	21,619,432
Agnico-Eagle Mines Ltd.	369,600	5,088,160
Alumina Ltd.	1,152,300	5,355,264
Anglo American PLC ADR (d)	1,343,472	31,961,199
Apex Silver Mines Ltd. (a)	550,100	9,450,718
BHP Billiton Ltd. sponsored ADR	1,363,000	32,739,260
Caemi Mineracao E Metalurgia SA (PN) (a)	5,132,000	4,405,482
Carpenter Technology Corp.	212,100	12,399,366
Cleveland-Cliffs, Inc.	48,400	5,026,824
Companhia Vale do Rio Doce sponsored ADR	961,000	27,878,610
Compania de Minas Buenaventura SA sponsored ADR	881,800	20,193,220
Compass Minerals International, Inc.	223,500	5,415,405
Dofasco, Inc.	195,500	7,396,417
Eldorado Gold Corp. (a)	1,772,700	5,244,238
Falconbridge Ltd.	90,400	2,342,867
First Quantum Minerals Ltd. (a)	324,600	5,044,825
Fording Canadian Coal Trust (d)	16,900	1,305,103
Fortescue Metals Group Ltd. (a)(d)	304,600	643,461
Freeport-McMoRan Copper & Gold, Inc. Class B	839,734	32,103,031
Gabriel Resources Ltd. (a)	2,171,800	2,823,340

	Shares	Value (Note 1)
Gerdau SA sponsored ADR	173,200	$ 3,117,600
Glamis Gold Ltd. (a)(d)	2,463,000	42,199,400
Goldcorp, Inc.	3,809,466	57,332,463
Inco Ltd. (a)	67,800	2,486,000
International Steel Group, Inc.	395,600	16,045,536
IPSCO, Inc.	757,400	36,172,162
Ivanhoe Mines Ltd. (a)	933,000	6,725,375
Lionore Mining International Ltd. (a)	1,329,000	7,597,450
Meridian Gold, Inc. (a)	304,600	5,772,170
Mittal Steel Co. NV Class A (NY Shares) (a)	156,000	6,029,400
Newcrest Mining Ltd.	791,800	10,810,350
Newmont Mining Corp.	2,872,651	127,574,431
Novagold Resources, Inc. (a)	778,300	6,064,254
Nucor Corp.	906,900	47,467,146
Peabody Energy Corp.	210,800	17,055,828
Phelps Dodge Corp.	77,900	7,705,868
Placer Dome, Inc.	1,054,900	19,849,702
POSCO sponsored ADR (d)	677,000	30,146,810
Quanex Corp.	36,000	2,468,520
Rio Tinto PLC (Reg.)	2,049,269	61,073,339
Southern African Resources PLC (a)	8,549,418	6,234,569
Steel Dynamics, Inc.	108,314	4,102,934
Teck Cominco Ltd. Class B (sub. vtg.)	212,200	6,528,687
United States Steel Corp.	342,300	17,542,875
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	56,200	1,139,235
Wheaton River Minerals Ltd. (a)	905,300	2,942,225
Xstrata PLC	472,400	8,449,132
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	1,548,000	2,210,632
		801,280,315
Paper & Forest Products - 0.0%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	35,600	576,720
TOTAL MATERIALS		1,033,572,767
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.1%
Citizens Communications Co.	611,300	8,429,827
PT Indosat Tbk	3,790,000	2,350,866
PT Indosat Tbk sponsored ADR	126,600	3,947,388
PT Telkomunikasi Indonesia Tbk sponsored ADR	54,600	1,147,692
		15,875,773
Wireless Telecommunication Services - 4.2%
Alamosa Holdings, Inc. (a)	176,600	2,202,202
America Movil SA de CV sponsored ADR	2,209,800	115,683,030
KDDI Corp.	1,548	8,342,244
Millicom International Cellular SA (a)	62,200	1,413,806
mmO2 PLC (a)	898,900	2,117,479
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Mobile TeleSystems OJSC sponsored ADR (d)	71,200	$ 9,861,912
MTN Group Ltd.	447,300	3,434,635
Nextel Communications, Inc. Class A (a)	4,985,700	149,571,000
Nextel Partners, Inc. Class A (a)	2,508,400	49,014,136
NII Holdings, Inc. (a)	1,002,853	47,585,375
Telefonica Moviles SA sponsored ADR	193,400	2,458,114
Telesystem International Wireless, Inc. (a)	1,197,700	13,424,221
Turkcell Iletisim Hizmet AS sponsored ADR	229,800	4,159,380
Vimpel Communications sponsored ADR (a)	1,135,700	41,044,198
Vodafone Group PLC sponsored ADR	2,807,800	76,877,564
Western Wireless Corp. Class A (a)	299,500	8,775,350
		535,964,646
TOTAL TELECOMMUNICATION SERVICES		551,840,419
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Corp.	180,900	12,227,031
Exelon Corp.	242,300	10,678,161
PG&E Corp. (a)	417,100	13,881,088
TXU Corp.	133,100	8,592,936
		45,379,216
Gas Utilities - 0.0%
Southern Union Co. (a)	236,445	5,669,951
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	406,800	5,560,956
Dominion Resources, Inc.	36,600	2,479,284
Duke Energy Corp.	236,700	5,995,611
NRG Energy, Inc. (a)	208,200	7,505,610
		21,541,461
TOTAL UTILITIES		72,590,628
TOTAL COMMON STOCKS (Cost $7,826,577,138)		11,590,928,561
Corporate Bonds - 0.1%
		Principal Amount
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23		$ 3,140,000	5,282,108

		Principal Amount	Value (Note 1)
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05		$ 2,280,000	$ 2,280,000
TOTAL CONVERTIBLE BONDS			7,562,108
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	1,160,000	2,487,665
TOTAL CORPORATE BONDS (Cost $9,206,213)			10,049,773
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bills, yield at date of purchase 1.7% 1/13/05		500,000	499,756
U.S. Treasury Notes:
4.25% 8/15/13		55,175,000	55,610,386
4.25% 11/15/13		55,850,000	56,201,241
4.25% 8/15/14		22,500,000	22,550,108
4.75% 5/15/14		52,600,000	54,814,933
TOTAL U.S. TREASURY OBLIGATIONS (Cost $185,540,348)			189,676,424
Money Market Funds - 10.7%
		Shares
Fidelity Cash Central Fund, 2.24% (b)		1,097,199,284	1,097,199,284
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)		287,986,287	287,986,287
TOTAL MONEY MARKET FUNDS (Cost $1,385,185,571)			1,385,185,571
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $9,406,509,270)			13,175,840,329
NET OTHER ASSETS - (2.3)%			(290,550,456)
NET ASSETS - 100%			$ 12,885,289,873
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,922,000 or 0% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.9%
Canada	6.4%
United Kingdom	4.3%
Bermuda	3.6%
Switzerland	1.6%
Korea (South)	1.3%
Others (individually less than 1%)	7.9%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $704,454,000 of which $40,895,000 and $663,559,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $280,743,709) (cost $9,406,509,270) - See accompanying schedule		$ 13,175,840,329
Foreign currency held at value (cost $3,367,791)		3,382,765
Receivable for investments sold		18,602,752
Receivable for fund shares sold		4,359,470
Dividends receivable		10,377,567
Interest receivable		4,062,015
Prepaid expenses		43,240
Other affiliated receivables		14,513
Other receivables		954,425
Total assets		13,217,637,076
Liabilities
Payable to custodian bank	$ 214,158
Payable for investments purchased	24,932,646
Payable for fund shares redeemed	10,394,915
Accrued management fee	6,037,675
Distribution fees payable	504,757
Other affiliated payables	920,048
Other payables and accrued expenses	1,356,717
Collateral on securities loaned, at value	287,986,287
Total liabilities		332,347,203
Net Assets		$ 12,885,289,873
Net Assets consist of:
Paid in capital		$ 9,804,776,776
Undistributed net investment income		30,613,930
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(719,494,071)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,769,393,238
Net Assets		$ 12,885,289,873
Initial Class: Net Asset Value, offering price and redemption price per share ($9,127,615,529 ÷ 342,907,819 shares)		$ 26.62
Service Class: Net Asset Value, offering price and redemption price per share ($2,111,968,890 ÷ 79,600,881 shares)		$ 26.53
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,638,617,401 ÷62,190,060 shares)		$ 26.35
Service Class 2R: Net Asset Value, offering price and redemption price per share ($7,088,053 ÷ 269,583 shares)		$ 26.29

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 91,348,934
Interest		19,310,973
Security lending		2,018,912
Total income		112,678,819

Expenses
Management fee	$ 64,250,053
Transfer agent fees	7,478,200
Distribution fees	4,881,463
Accounting and security lending fees	1,462,803
Non-interested trustees' compensation	60,631
Appreciation in deferred trustee compensation account	6,782
Custodian fees and expenses	744,204
Registration fees	18,266
Audit	88,634
Legal	29,125
Miscellaneous	1,675,041
Total expenses before reductions	80,695,202
Expense reductions	(2,471,388)	78,223,814
Net investment income (loss)		34,455,005
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	555,405,871
Foreign currency transactions	153,799
Futures contracts	608,071
Total net realized gain (loss)		556,167,741
Change in net unrealized appreciation (depreciation) on: Investment securities	1,080,157,253
Assets and liabilities in foreign currencies	(392,470)
Futures contracts	(739,135)
Total change in net unrealized appreciation (depreciation)		1,079,025,648
Net gain (loss)		1,635,193,389
Net increase (decrease) in net assets resulting from operations		$ 1,669,648,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,455,005	$ 25,801,059
Net realized gain (loss)	556,167,741	98,601,973
Change in net unrealized appreciation (depreciation)	1,079,025,648	2,069,862,306
Net increase (decrease) in net assets resulting from operations	1,669,648,394	2,194,265,338
Distributions to shareholders from net investment income	(33,283,266)	(35,507,037)
Share transactions - net increase (decrease)	974,982,321	535,497,703
Redemption fees	5,434	3,718
Total increase (decrease) in net assets	2,611,352,883	2,694,259,722

Net Assets
Beginning of period	10,273,936,990	7,579,677,268
End of period (including undistributed net investment income of $30,613,930 and undistributed net investment income of $23,673,410, respectively)	$ 12,885,289,873	$ 10,273,936,990
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	39,676,965	15,203,443	27,599,342	256,799
Reinvested	1,123,479	189,967	89,389	356
Redeemed	(29,262,778)	(9,311,680)	(5,203,844)	(105,684)
Net increase (decrease)	11,537,666	6,081,730	22,484,887	151,471

Dollars Sold	$ 959,621,838	$ 366,229,990	$ 660,559,920	$ 6,150,098
Reinvested	26,671,383	4,498,414	2,105,112	8,357
Redeemed	(701,529,337)	(223,414,420)	(123,399,434)	(2,519,600)
Net increase (decrease)	$ 284,763,884	$ 147,313,984	$ 539,265,598	$ 3,638,855

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	43,575,507	16,391,007	21,425,743	119,703
Reinvested	1,718,846	269,021	92,062	161
Redeemed	(43,003,502)	(8,751,544)	(6,273,261)	(46,848)
Net increase (decrease)	2,290,851	7,908,484	15,244,544	73,016

Dollars Sold	$ 877,441,120	$ 326,586,457	$ 422,566,799	$ 2,529,458
Reinvested	29,357,892	4,584,117	1,562,295	2,733
Redeemed	(837,322,380)	(169,383,155)	(121,521,459)	(906,174)
Net increase (decrease)	$ 69,476,632	$ 161,787,419	$ 302,607,635	$ 1,626,017

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 26,671,383	$ 4,498,414	$ 2,105,112	$ 8,357
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 29,357,892	$ 4,584,117	$ 1,562,295	$ 2,733

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.13	$ 18.10	$ 20.13	$ 23.75	$ 29.15
Income from Investment Operations
Net investment income (loss) C	.08	.07	.10	.16	.17
Net realized and unrealized gain (loss)	3.49	5.05	(1.97)	(3.01)	(1.84)
Total from investment operations	3.57	5.12	(1.87)	(2.85)	(1.67)
Distributions from net investment income	(.08)	(.09)	(.16)	(.17)	(.11)
Distributions from net realized gain	-	-	-	(.60)	(3.62)
Total distributions	(.08)	(.09)	(.16)	(.77)	(3.73)
Redemption fees added to paid in capital C, E	-	-	-	-	-
Net asset value, end of period	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Total Return A, B	15.48%	28.46%	(9.35)%	(12.28)%	(6.58)%
Ratios to Average Net Assets D
Expenses before expense reductions	.68%	.67%	.68%	.68%	.66%
Expenses net of voluntary waivers, if any	.68%	.67%	.68%	.68%	.66%
Expenses net of all reductions	.66%	.65%	.64%	.64%	.63%
Net investment income (loss)	.35%	.34%	.50%	.77%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,127,616	$ 7,665,424	$ 5,956,028	$ 6,972,615	$ 8,516,464
Portfolio turnover rate	64%	66%	84%	140%	177%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.06	$ 18.04	$ 20.06	$ 23.67	$ 29.10
Income from Investment Operations
Net investment income (loss) C	.06	.05	.08	.14	.15
Net realized and unrealized gain (loss)	3.47	5.04	(1.96)	(3.00)	(1.85)
Total from investment operations	3.53	5.09	(1.88)	(2.86)	(1.70)
Distributions from net investment income	(.06)	(.07)	(.14)	(.15)	(.11)
Distributions from net realized gain	-	-	-	(.60)	(3.62)
Total distributions	(.06)	(.07)	(.14)	(.75)	(3.73)
Redemption fees added to paid in capital C, E	-	-	-	-	-
Net asset value, end of period	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Total Return A, B	15.34%	28.35%	(9.42)%	(12.36)%	(6.71)%
Ratios to Average Net Assets D
Expenses before expense reductions	.78%	.77%	.78%	.78%	.76%
Expenses net of voluntary waivers, if any	.78%	.77%	.78%	.78%	.76%
Expenses net of all reductions	.76%	.75%	.74%	.74%	.74%
Net investment income (loss)	.25%	.24%	.39%	.67%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,111,969	$ 1,695,467	$ 1,183,683	$ 1,201,105	$ 1,245,222
Portfolio turnover rate	64%	66%	84%	140%	177%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.93	$ 17.95	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.02	.02	.05	.10	.10
Net realized and unrealized gain (loss)	3.45	5.02	(1.96)	(2.98)	(.93)
Total from investment operations	3.47	5.04	(1.91)	(2.88)	(.83)
Distributions from net investment income	(.05)	(.06)	(.14)	(.16)	(.11)
Distributions from net realized gain	-	-	-	(.60)	(3.62)
Total distributions	(.05)	(.06)	(.14)	(.76)	(3.73)
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Total Return B, C, D	15.16%	28.20%	(9.60)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93%	.93%	.93%	.94%	.92% A
Expenses net of voluntary waivers, if any	.93%	.93%	.93%	.94%	.92% A
Expenses net of all reductions	.91%	.90%	.90%	.90%	.90% A
Net investment income (loss)	.10%	.09%	.24%	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,638,617	$ 910,341	$ 439,157	$ 231,686	$ 81,950
Portfolio turnover rate	64%	66%	84%	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.02	.02	.03
Net realized and unrealized gain (loss)	3.44	5.01	(2.57)
Total from investment operations	3.46	5.03	(2.54)
Distributions from net investment income	(.07)	(.08)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D	15.15%	28.18%	(12.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93%	.93%	.96% A
Expenses net of voluntary waivers, if any	.93%	.93%	.96% A
Expenses net of all reductions	.91%	.90%	.92% A
Net investment income (loss)	.10%	.08%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate	64%	66%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Equity-Income - Initial Class	11.53%	4.46%	11.31%
Fidelity VIP: Equity-Income - Service Class A	11.38%	4.35%	11.23%
Fidelity VIP: Equity-Income - Service Class 2 B	11.23%	4.19%	11.15%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Equity-Income Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Management's Discussion of Fund Performance

Comments from Stephen Petersen, Portfolio Manager of Fidelity® Variable Insurance Products: Equity-Income Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12-month period ending December 31, 2004, the fund underperformed the LipperSM Variable Annuity Equity Income Objective Funds Average, which rose 13.51%, and the Russell 3000 Value Index. Mid- and small-cap stocks continued to outperform large-caps, which - along with out-of-favor stocks - are the fund's primary focus. As a result, it did not keep pace with the Russell index, which includes stocks of all market capitalizations. The fund's performance relative to the index also was hurt by its underweighting in financial stocks. Fund holdings Pfizer and Merck were hurt by competitive pressures from generic drug makers and company-specific issues: Merck was ordered to pull its arthritis drug, Vioxx, off the shelves, causing the stock price to plummet; Pfizer, which makes arthritis drug Celebrex, took a hit over concerns about the potential for similar problems with its own product. Conversely, energy holdings Exxon Mobil and Total SA did well as crude oil prices remained high, demand grew and excess supply evaporated.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Bank of America Corp.	3.1
Exxon Mobil Corp.	3.1
Citigroup, Inc.	2.8
American International Group, Inc.	2.6
J.P. Morgan Chase & Co.	2.3
13.9
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Financials	30.2
Industrials	12.1
Consumer Discretionary	11.1
Energy	10.8
Health Care	7.9
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stocks	99.1%
Bonds	0.7%
Short-Term Investments and Net Other Assets	0.2%
* Foreign investments	11.9%

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	611,370	$ 12,655,359
Automobiles - 0.4%
Toyota Motor Corp. ADR	475,900	38,961,933
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment, Inc. (a)	1,927,700	38,823,878
McDonald's Corp.	2,561,300	82,115,278
Six Flags, Inc. (a)	642,256	3,448,915
Wendy's International, Inc.	128,800	5,056,688
		129,444,759
Household Durables - 1.2%
Koninklijke Philips Electronics NV (NY Shares)	601,900	15,950,350
LG Electronics, Inc.	237,410	14,700,524
Maytag Corp.	1,357,020	28,633,122
Newell Rubbermaid, Inc.	2,451,900	59,311,461
Sony Corp. sponsored ADR	128,500	5,006,360
The Stanley Works	128,500	6,295,215
		129,897,032
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.	128,400	4,140,900
Media - 6.0%
Clear Channel Communications, Inc.	2,716,100	90,962,189
Comcast Corp. Class A (a)	2,852,091	94,917,588
Fox Entertainment Group, Inc. Class A (a)	577,900	18,065,154
Liberty Media Corp. Class A (a)	3,912,376	42,957,888
Liberty Media International, Inc. Class A (a)	613,999	28,385,174
The Reader's Digest Association, Inc. (non-vtg.)	1,699,003	23,633,132
Time Warner, Inc. (a)	6,982,850	135,746,604
Viacom, Inc. Class B (non-vtg.)	3,720,586	135,392,125
Vivendi Universal SA sponsored ADR (a)	904,300	29,000,901
Walt Disney Co.	2,763,400	76,822,520
		675,883,275
Multiline Retail - 0.7%
Big Lots, Inc. (a)	2,275,956	27,607,349
Dollar Tree Stores, Inc. (a)	790,100	22,660,068
Family Dollar Stores, Inc.	706,500	22,063,995
Sears, Roebuck & Co.	214,100	10,925,523
		83,256,935
Specialty Retail - 0.7%
Abercrombie & Fitch Co. Class A	128,400	6,028,380
AnnTaylor Stores Corp. (a)	1,113,050	23,963,967
Gap, Inc.	1,267,900	26,778,048
Toys 'R' Us, Inc. (a)	1,295,900	26,527,073
		83,297,468

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	632,940	$ 26,716,397
TOTAL CONSUMER DISCRETIONARY		1,184,254,058
CONSUMER STAPLES - 6.2%
Beverages - 0.6%
Anheuser-Busch Companies, Inc.	1,282,400	65,056,152
Food & Staples Retailing - 1.2%
Albertsons, Inc.	720,600	17,207,928
CVS Corp.	1,090,700	49,157,849
Wal-Mart Stores, Inc.	1,284,200	67,831,444
		134,197,221
Food Products - 1.0%
General Mills, Inc.	278,600	13,849,206
H.J. Heinz Co.	281,120	10,960,869
Kellogg Co.	149,800	6,690,068
Kraft Foods, Inc. Class A	943,100	33,583,791
Unilever PLC sponsored ADR	1,141,000	45,092,320
		110,176,254
Household Products - 2.0%
Colgate-Palmolive Co.	2,194,400	112,265,504
Kimberly-Clark Corp.	1,169,800	76,984,538
Procter & Gamble Co.	710,400	39,128,832
		228,378,874
Personal Products - 0.6%
Gillette Co.	1,605,120	71,877,274
Tobacco - 0.8%
Altria Group, Inc.	1,562,800	95,487,080
TOTAL CONSUMER STAPLES		705,172,855
ENERGY - 10.8%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	1,373,800	58,620,046
BJ Services Co.	536,645	24,975,458
Halliburton Co.	708,200	27,789,768
Noble Corp. (a)	817,100	40,642,554
Schlumberger Ltd. (NY Shares)	1,768,900	118,427,855
		270,455,681
Oil & Gas - 8.4%
Apache Corp.	647,780	32,758,235
BP PLC sponsored ADR	2,459,842	143,654,773
ChevronTexaco Corp.	2,480,842	130,269,013
Exxon Mobil Corp.	6,841,236	350,681,757
Royal Dutch Petroleum Co. (NY Shares)	664,300	38,117,534
Total SA:
Series B	341,300	74,976,784
sponsored ADR	1,652,996	181,565,081
		952,023,177
TOTAL ENERGY		1,222,478,858
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 29.6%
Capital Markets - 4.9%
Bank of New York Co., Inc.	3,107,200	$ 103,842,624
Charles Schwab Corp.	5,679,300	67,924,428
Credit Suisse Group sponsored ADR	610,000	25,735,900
Janus Capital Group, Inc.	2,332,400	39,207,644
LaBranche & Co., Inc. (a)(c)	517,900	4,640,384
Mellon Financial Corp.	1,716,500	53,400,315
Merrill Lynch & Co., Inc.	1,610,300	96,247,631
Morgan Stanley	2,073,600	115,126,272
Nomura Holdings, Inc.	1,853,000	26,979,681
State Street Corp.	386,200	18,970,144
		552,075,023
Commercial Banks - 7.3%
Bank of America Corp.	7,600,666	357,155,294
Comerica, Inc.	730,200	44,556,804
Lloyds TSB Group PLC	2,282,400	20,717,588
Royal Bank of Scotland Group PLC	625,547	21,031,989
State Bank of India	463,175	7,573,045
Sumitomo Mitsui Financial Group, Inc.	2,994	21,776,140
U.S. Bancorp, Delaware	1,909,838	59,816,126
Wachovia Corp.	2,934,075	154,332,345
Wells Fargo & Co.	2,176,800	135,288,120
		822,247,451
Consumer Finance - 1.3%
American Express Co.	1,542,996	86,978,685
MBNA Corp.	1,456,400	41,055,916
MoneyGram International, Inc.	1,014,600	21,448,644
		149,483,245
Diversified Financial Services - 5.5%
CIT Group, Inc.	1,049,200	48,074,344
Citigroup, Inc.	6,481,619	312,284,403
J.P. Morgan Chase & Co.	6,788,812	264,831,556
		625,190,303
Insurance - 7.7%
ACE Ltd.	2,238,115	95,679,416
Allianz AG sponsored ADR	1,115,700	14,827,653
Allstate Corp.	2,059,400	106,512,168
American International Group, Inc.	4,377,250	287,454,008
Assurant, Inc.	164,900	5,037,695
Conseco, Inc. (a)	1,262,800	25,192,860
Fondiaria-Sai Spa (c)	541,144	14,556,983
Genworth Financial, Inc. Class A	1,087,200	29,354,400
Hartford Financial Services Group, Inc.	1,104,500	76,552,895
Marsh & McLennan Companies, Inc.	793,600	26,109,440

	Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	123,914	$ 15,204,241
Old Republic International Corp.	530,996	13,434,199
St. Paul Travelers Companies, Inc.	2,542,926	94,266,267
The Chubb Corp.	439,000	33,759,100
XL Capital Ltd. Class A	428,300	33,257,495
		871,198,820
Real Estate - 0.1%
CarrAmerica Realty Corp.	193,740	6,393,420
Thrifts & Mortgage Finance - 2.8%
Fannie Mae	2,818,100	200,676,901
Freddie Mac	717,900	52,909,230
Housing Development Finance Corp. Ltd.	1,133,500	20,155,333
MGIC Investment Corp.	195,900	13,499,469
Sovereign Bancorp, Inc.	1,371,550	30,928,453
		318,169,386
TOTAL FINANCIALS		3,344,757,648
HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	3,124,600	107,923,684
Thermo Electron Corp. (a)	667,000	20,136,730
		128,060,414
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	706,100	41,059,715
HCA, Inc.	333,500	13,326,660
McKesson Corp.	1,307,500	41,133,950
Tenet Healthcare Corp. (a)	2,188,900	24,034,122
UnitedHealth Group, Inc.	334,200	29,419,626
		148,974,073
Pharmaceuticals - 5.2%
Abbott Laboratories	857,000	39,979,050
Bristol-Myers Squibb Co.	2,517,500	64,498,350
GlaxoSmithKline PLC sponsored ADR	430,600	20,406,134
Johnson & Johnson	2,077,200	131,736,024
Merck & Co., Inc.	2,683,400	86,244,476
Pfizer, Inc.	3,579,000	96,239,310
Schering-Plough Corp.	3,703,130	77,321,354
Wyeth	1,713,500	72,977,965
		589,402,663
TOTAL HEALTH CARE		866,437,150
INDUSTRIALS - 12.0%
Aerospace & Defense - 3.4%
Bombardier, Inc. Class B (sub. vtg.)	2,376,500	4,713,392
EADS NV	1,540,015	44,686,006
Honeywell International, Inc.	2,956,625	104,694,091
Lockheed Martin Corp.	1,439,400	79,958,670
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	903,000	$ 49,087,080
Raytheon Co.	288,678	11,209,367
The Boeing Co.	865,000	44,781,050
United Technologies Corp.	379,520	39,223,392
		378,353,048
Air Freight & Logistics - 0.1%
Ryder System, Inc.	123,200	5,885,264
Airlines - 0.2%
Southwest Airlines Co.	1,586,900	25,834,732
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	1,286,100	38,505,834
Construction & Engineering - 0.2%
Fluor Corp.	368,900	20,108,739
Electrical Equipment - 0.3%
Emerson Electric Co.	550,200	38,569,020
Industrial Conglomerates - 3.8%
3M Co.	342,400	28,100,768
General Electric Co.	4,291,540	156,641,210
Hutchison Whampoa Ltd.	2,304,000	21,564,430
Siemens AG sponsored ADR	248,700	21,057,429
Textron, Inc.	717,500	52,951,500
Tyco International Ltd.	4,166,646	148,915,928
		429,231,265
Machinery - 2.7%
Caterpillar, Inc.	510,300	49,759,353
Deere & Co.	193,250	14,377,800
Dover Corp.	850,600	35,674,164
Eaton Corp.	212,900	15,405,444
Illinois Tool Works, Inc.	176,200	16,330,216
Ingersoll-Rand Co. Ltd. Class A	1,043,044	83,756,433
Navistar International Corp. (a)	508,495	22,363,610
SPX Corp.	1,550,600	62,117,036
		299,784,056
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	1,236,500	58,498,815
Union Pacific Corp.	807,900	54,331,275
		112,830,090
TOTAL INDUSTRIALS		1,349,102,048
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.9%
Lucent Technologies, Inc. (a)	4,816,600	18,110,416
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	13,158
Motorola, Inc.	3,578,112	61,543,526
Nokia Corp. sponsored ADR	1,182,000	18,521,940
		98,189,040

	Shares	Value (Note 1)
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	3,850,311	$ 80,741,022
International Business Machines Corp.	868,400	85,606,872
Storage Technology Corp. (a)	710,110	22,446,577
Sun Microsystems, Inc. (a)	3,998,675	21,512,872
		210,307,343
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	429,600	10,353,360
Arrow Electronics, Inc. (a)	830,900	20,190,870
Avnet, Inc. (a)	1,584,330	28,898,179
Solectron Corp. (a)	5,530,200	29,475,966
		88,918,375
IT Services - 0.1%
Ceridian Corp. (a)	780,800	14,273,024
Office Electronics - 0.3%
Xerox Corp. (a)	1,881,900	32,011,119
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	1,113,300	41,103,036
Applied Materials, Inc. (a)	1,369,900	23,425,290
Freescale Semiconductor, Inc. Class B	1,468,877	26,968,582
Intel Corp.	3,219,100	75,294,749
Micron Technology, Inc. (a)	1,866,200	23,047,570
National Semiconductor Corp.	235,200	4,221,840
Rohm Co. Ltd.	148,300	15,346,871
Samsung Electronics Co. Ltd.	55,670	24,226,562
Teradyne, Inc. (a)	107,400	1,833,318
		235,467,818
Software - 0.9%
Computer Associates International, Inc.	1,381	42,894
Microsoft Corp.	3,735,200	99,767,192
		99,810,086
TOTAL INFORMATION TECHNOLOGY		778,976,805
MATERIALS - 6.2%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	64,300	3,727,471
Arch Chemicals, Inc.	392,800	11,304,784
Dow Chemical Co.	2,015,700	99,797,307
Eastman Chemical Co.	476,800	27,525,664
Great Lakes Chemical Corp.	650,500	18,532,745
Lubrizol Corp.	214,800	7,917,528
Lyondell Chemical Co.	2,272,593	65,723,375
Nalco Holding Co.	95,700	1,868,064
Olin Corp.	682,700	15,033,054
PolyOne Corp. (a)	1,239,100	11,226,246
Praxair, Inc.	621,624	27,444,700
		290,100,938
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.5%
Amcor Ltd.	963,600	$ 5,541,317
Smurfit-Stone Container Corp. (a)	2,515,872	46,996,489
		52,537,806
Metals & Mining - 1.8%
Alcan, Inc.	955,100	46,799,900
Alcoa, Inc.	2,616,216	82,201,507
Freeport-McMoRan Copper & Gold, Inc. Class B	820,704	31,375,514
Phelps Dodge Corp.	437,600	43,287,392
		203,664,313
Paper & Forest Products - 1.3%
Bowater, Inc. (c)	391,300	17,205,461
Georgia-Pacific Corp.	1,353,201	50,717,973
International Paper Co.	999,700	41,987,400
Weyerhaeuser Co.	610,400	41,031,088
		150,941,922
TOTAL MATERIALS		697,244,979
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 4.9%
BellSouth Corp.	5,303,299	147,378,679
Qwest Communications International, Inc. (a)	3,728,500	16,554,540
SBC Communications, Inc.	7,035,993	181,317,540
Sprint Corp.	1,161,600	28,865,760
Verizon Communications, Inc.	4,370,102	177,032,832
		551,149,351
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	910,400	15,149,056
KDDI Corp.	3,028	16,318,032
Vodafone Group PLC sponsored ADR	556,500	15,236,970
		46,704,058
TOTAL TELECOMMUNICATION SERVICES		597,853,409
UTILITIES - 2.8%
Electric Utilities - 1.5%
Entergy Corp.	765,900	51,767,181
FirstEnergy Corp.	428,200	16,918,182
PG&E Corp. (a)	403,800	13,438,464
TXU Corp.	654,820	42,275,179
Wisconsin Energy Corp.	1,414,600	47,686,166
		172,085,172
Gas Utilities - 0.0%
AGL Resources, Inc.	109,500	3,639,780

	Shares	Value (Note 1)
Multi-Utilities & Unregulated Power - 1.3%
Dominion Resources, Inc.	1,305,300	$ 88,421,022
NorthWestern Energy Corp. (a)	85,500	2,394,000
Public Service Enterprise Group, Inc.	1,026,100	53,121,197
		143,936,219
TOTAL UTILITIES		319,661,171
TOTAL COMMON STOCKS (Cost $8,380,344,823)		11,065,938,981
Convertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	9,472,356
Series C, 6.25%	253,100	6,671,716
		16,144,072
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	8,603,060
TOTAL CONSUMER DISCRETIONARY		24,747,132
FINANCIALS - 0.5%
Capital Markets - 0.1%
State Street Corp. 6.75%	24,900	5,556,186
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	461,500	24,392,583
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	143,400	3,782,892
The Chubb Corp.:
7.00%	167,700	4,937,591
Series B, 7.00%	120,100	3,603,000
Travelers Property Casualty Corp. 4.50%	240,200	5,483,045
XL Capital Ltd. 6.50%	401,800	10,127,369
		27,933,897
TOTAL FINANCIALS		57,882,666
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	156,900	8,811,504
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	187,400	10,482,781
TOTAL HEALTH CARE		19,294,285
INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	145,650	21,476,675
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $116,492,275)		123,400,758
Corporate Bonds - 0.7%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 11,239,000	$ 7,192,960
Six Flags, Inc. 4.5% 5/15/15	3,640,000	4,095,000
		11,287,960
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (d)	11,400,000	10,773,000
News America, Inc. liquid yield option note 0% 2/28/21 (d)	22,670,000	13,295,955
		24,068,955
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09	8,590,000	11,417,828
TOTAL CONSUMER DISCRETIONARY		46,774,743
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (d)	2,760,000	2,821,879
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	5,340,000	5,246,550
TOTAL FINANCIALS		8,068,429
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	8,781,084
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	344,100
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 5.25% 12/15/11 (d)	6,420,000	6,474,570
TOTAL CONVERTIBLE BONDS		70,442,926

	Principal Amount	Value (Note 1)
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	$ 60,000	$ 70,800
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,366,980
TOTAL NONCONVERTIBLE BONDS		13,437,780
TOTAL CORPORATE BONDS (Cost $83,532,173)		83,880,706
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	12,522,005	12,522,005
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(e)	16,586,000	16,586,000
TOTAL MONEY MARKET FUNDS (Cost $29,108,005)		29,108,005
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,609,477,276)		11,302,328,450
NET OTHER ASSETS - (0.1)%		(15,105,563)
NET ASSETS - 100%	$ 11,287,222,887
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,365,404 or 0.3% of net assets.

(e) Includes investment made with cash collateral received from securities on loan.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.1%
France	2.6%
United Kingdom	2.4%
Japan	1.2%
Netherlands Antilles	1.1%
Others (individually less than 1%)	4.6%
100.0%
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $346,587,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended December 31, 2003, $38,802,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $15,755,088) (cost $8,609,477,276) - See accompanying schedule		$ 11,302,328,450
Receivable for fund shares sold		3,091,666
Dividends receivable		15,480,610
Interest receivable		827,433
Prepaid expenses		40,772
Other affiliated receivables		47,175
Other receivables		339,933
Total assets		11,322,156,039

Liabilities
Payable for investments purchased	$ 470,842
Payable for fund shares redeemed	10,653,620
Accrued management fee	4,398,026
Distribution fees payable	385,209
Other affiliated payables	953,526
Other payables and accrued expenses	1,485,929
Collateral on securities loaned, at value	16,586,000
Total liabilities		34,933,152

Net Assets		$ 11,287,222,887
Net Assets consist of:
Paid in capital		$ 8,042,639,374
Undistributed net investment income		170,688,068
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		381,040,713
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,692,854,732
Net Assets		$ 11,287,222,887

Initial Class: Net Asset Value, offering price and redemption price per share ($8,689,828,908 ÷ 342,542,001 shares)		$ 25.37

Service Class: Net Asset Value, offering price and redemption price per share ($1,170,777,702 ÷ 46,313,238 shares)		$ 25.28

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,420,999,293 ÷ 56,645,362 shares)		$ 25.09

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,616,984 ÷ 224,552 shares)		$ 25.01

Statement of Operations

Year ended December 31, 2004
Investment Income
Dividends		$ 236,033,278
Interest		4,492,568
Security lending		990,003
Total income		241,515,849

Expenses
Management fee	$ 50,339,584
Transfer agent fees	7,040,948
Distribution fees	3,960,547
Accounting and security lending fees	1,403,577
Non-interested trustees' compensation	58,219
Appreciation in deferred trustee compensation account	26,259
Custodian fees and expenses	286,747
Registration fees	8,658
Audit	103,482
Legal	28,314
Interest	9,745
Miscellaneous	1,847,706
Total expenses before reductions	65,113,786
Expense reductions	(874,557)	64,239,229
Net investment income (loss)		177,276,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	393,977,845
Foreign currency transactions	10,545
Total net realized gain (loss)		393,988,390
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,499,172)	595,198,380
Assets and liabilities in foreign currencies	(21,670)
Total change in net unrealized appreciation (depreciation)		595,176,710
Net gain (loss)		989,165,100
Net increase (decrease) in net assets resulting from operations		$ 1,166,441,720

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,276,620	$ 156,056,293
Net realized gain (loss)	393,988,390	162,136,844
Change in net unrealized appreciation (depreciation)	595,176,710	2,060,660,428
Net increase (decrease) in net assets resulting from operations	1,166,441,720	2,378,853,565
Distributions to shareholders from net investment income	(160,632,605)	(152,426,442)
Distributions to shareholders from net realized gain	(38,902,738)	-
Total distributions	(199,535,343)	(152,426,442)
Share transactions - net increase (decrease)	(72,700,137)	95,024,961
Redemption fees	27	6,803
Total increase (decrease) in net assets	894,206,267	2,321,458,887

Net Assets
Beginning of period	10,393,016,620	8,071,557,733
End of period (including undistributed net investment income of $170,688,068 and undistributed net investment income of $153,745,641, respectively)	$ 11,287,222,887	$ 10,393,016,620
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	19,642,612	4,254,175	21,126,824	207,129
Reinvested	6,898,356	858,454	759,147	2,031
Redeemed	(46,454,587)	(5,170,065)	(5,169,545)	(67,130)
Net increase (decrease)	(19,913,619)	(57,436)	16,716,426	142,030

Dollars Sold	$ 460,321,782	$ 99,280,265	$ 490,310,488	$ 4,777,338
Reinvested	161,766,458	20,079,238	17,642,584	47,063
Redeemed	(1,086,286,467)	(119,952,965)	(119,145,127)	(1,540,794)
Net increase (decrease)	$ (464,198,227)	$ (593,462)	$ 388,807,945	$ 3,283,607

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	32,080,268	11,240,469	21,169,436	138,968
Reinvested	7,869,268	847,723	452,997	1,082
Redeemed	(57,207,152)	(8,346,250)	(4,117,145)	(83,694)
Net increase (decrease)	(17,257,616)	3,741,942	17,505,288	56,356

Dollars Sold	$ 628,858,276	$ 219,068,172	$ 416,030,936	$ 2,784,343
Reinvested	130,865,933	14,063,717	7,478,977	17,815
Redeemed	(1,083,344,265)	(159,436,339)	(79,803,985)	(1,558,619)
Net increase (decrease)	$ (323,620,056)	$ 73,695,550	$ 343,705,928	$ 1,243,539

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,573,823	$ 16,025,683	$ 13,995,319	$ 37,780
From net realized gain	31,192,635	4,053,555	3,647,265	9,283
Total	$ 161,766,458	$ 20,079,238	$ 17,642,584	$ 47,063
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815
From net realized gain	-	-	-	-
Total	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.18	$ 18.16	$ 22.75	$ 25.52	$ 25.71
Income from Investment Operations
Net investment income (loss) C	.40	.36	.34	.34	.40
Net realized and unrealized gain (loss)	2.24	5.01	(4.08)	(1.51)	1.46
Total from investment operations	2.64	5.37	(3.74)	(1.17)	1.86
Distributions from net investment income	(.36)	(.35)	(.36)	(.42)	(.44)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(.45)	(.35)	(.85)	(1.60)	(2.05)
Redemption fees added to paid in capital	- C, E	- C, E	- C, E	-	-
Net asset value, end of period	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52
Total Return A, B	11.53%	30.33%	(16.95)%	(4.96)%	8.42%
Ratios to Average Net Assets D
Expenses before expense reductions	.58%	.57%	.57%	.58%	.56%
Expenses net of voluntary waivers, if any	.58%	.57%	.57%	.58%	.56%
Expenses net of all reductions	.57%	.56%	.56%	.57%	.55%
Net investment income (loss)	1.71%	1.83%	1.70%	1.47%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,689,829	$ 8,402,963	$ 6,895,940	$ 9,256,205	$ 9,969,086
Portfolio turnover rate	22%	26%	25%	24%	22%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 18.10	$ 22.67	$ 25.45	$ 25.66
Income from Investment Operations
Net investment income (loss) C	.38	.34	.32	.31	.37
Net realized and unrealized gain (loss)	2.22	5.00	(4.06)	(1.51)	1.46
Total from investment operations	2.60	5.34	(3.74)	(1.20)	1.83
Distributions from net investment income	(.34)	(.33)	(.34)	(.40)	(.43)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(.43)	(.33)	(.83)	(1.58)	(2.04)
Redemption fees added to paid in capital	- C, E	- C, E	- C, E	-	-
Net asset value, end of period	$ 25.28	$ 23.11	$ 18.10	$ 22.67	$ 25.45
Total Return A, B	11.38%	30.22%	(17.00)%	(5.09)%	8.30%
Ratios to Average Net Assets D
Expenses before expense reductions	.68%	.67%	.67%	.68%	.66%
Expenses net of voluntary waivers, if any	.68%	.67%	.67%	.68%	.66%
Expenses net of all reductions	.67%	.66%	.66%	.67%	.65%
Net investment income (loss)	1.61%	1.73%	1.60%	1.37%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,170,778	$ 1,071,483	$ 771,516	$ 836,017	$ 634,897
Portfolio turnover rate	22%	26%	25%	24%	22%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.96	$ 18.00	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.34	.31	.28	.27	.32
Net realized and unrealized gain (loss)	2.21	4.97	(4.04)	(1.50)	1.95
Total from investment operations	2.55	5.28	(3.76)	(1.23)	2.27
Distributions from net investment income	(.33)	(.32)	(.34)	(.41)	(.43)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(.42)	(.32)	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital	- E, H	- E, H	- E, H	-	-
Net asset value, end of period	$ 25.09	$ 22.96	$ 18.00	$ 22.59	$ 25.41
Total Return B, C, D	11.23%	30.03%	(17.15)%	(5.23)%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.82%	.83%	.84%	.83% A
Expenses net of voluntary waivers, if any	.83%	.82%	.83%	.84%	.83% A
Expenses net of all reductions	.82%	.81%	.82%	.83%	.82% A
Net investment income (loss)	1.46%	1.58%	1.44%	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,420,999	$ 916,679	$ 403,632	$ 226,078	$ 39,911
Portfolio turnover rate	22%	26%	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.34	.31	.18
Net realized and unrealized gain (loss)	2.20	4.96	(4.01)
Total from investment operations	2.54	5.27	(3.83)
Distributions from net investment income	(.35)	(.35)	-
Distributions from net realized gain	(.09)	-	-
Total distributions	(.44)	(.35)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 25.01	$ 22.91	$ 17.99
Total Return B, C, D	11.22%	30.05%	(17.55)%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.82%	.85% A
Expenses net of voluntary waivers, if any	.83%	.82%	.85% A
Expenses net of all reductions	.82%	.81%	.84% A
Net investment income (loss)	1.46%	1.57%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate	22%	26%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Growth - Initial Class	3.38%	-6.79%	9.97%
Fidelity VIP: Growth - Service Class A	3.26%	-6.88%	9.89%
Fidelity VIP: Growth - Service Class 2 B	3.12%	-7.02%	9.81%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class 12b-1 fee. Had Service Class shares 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Management's Discussion of Fund Performance

Comments from Jennifer Uhrig, Portfolio Manager of Fidelity® Variable Insurance Products: Growth Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12 months that ended December 31, 2004, the fund lagged both the LipperSM Variable Annuity Growth Funds Average, which gained 10.36%, and the Russell 3000 Growth Index. The fund's large overweighting compared with the index in the semiconductor industry accounted for most of the drag on performance. Capacity outgrew demand for semiconductors during the period, which compressed the earnings and stock prices of many companies within the group. Among those hardest hit were fund holdings ASML Holding, Agere Systems, Teradyne and Intersil, as well as the fund's biggest detractor, Synopsys, which makes software for designing chips. Performance also was hurt by the fund's focus on large-cap growth companies at a time when smaller-cap, value-oriented stocks were generally performing better. On the positive side, wireless communications stocks, such as Ericsson and QUALCOMM, and energy services companies, such as Halliburton, helped boost relative performance. The fund no longer holds Ericsson stock.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Johnson & Johnson	2.8
Microsoft Corp.	2.6
Intel Corp.	2.6
Wal-Mart Stores, Inc.	2.5
Dell, Inc.	2.2
12.7
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Information Technology	34.5
Health Care	19.4
Consumer Discretionary	12.2
Industrials	11.3
Financials	9.0
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stocks	99.3%
Short-Term Investments and Net Other Assets	0.7%
* Foreign investments	8.8%

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.2%
Harley-Davidson, Inc.	396,200	$ 24,069,150
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	403,100	23,230,653
Hilton Group PLC	1,886,329	10,298,785
McDonald's Corp.	1,433,200	45,948,392
Rank Group PLC	2,796,306	14,166,903
Royal Caribbean Cruises Ltd.	419,600	22,843,024
Starbucks Corp. (a)	391,800	24,432,648
		140,920,405
Household Durables - 0.2%
Tempur-Pedic International, Inc.	694,300	14,719,160
Internet & Catalog Retail - 1.7%
eBay, Inc. (a)	1,156,600	134,489,448
IAC/InterActiveCorp (a)	1,342,784	37,087,694
		171,577,142
Media - 2.6%
E.W. Scripps Co. Class A	839,400	40,526,232
Fox Entertainment Group, Inc. Class A (a)	1,554,900	48,606,174
Getty Images, Inc. (a)	163,400	11,250,090
Lamar Advertising Co. Class A (a)	948,560	40,579,397
News Corp.:
Class A	657,722	12,273,093
Class B	1,149,000	22,060,800
Pixar (a)	147,632	12,638,776
SBS Broadcasting SA (a)	195,400	7,860,942
Walt Disney Co.	2,128,400	59,169,520
		254,965,024
Multiline Retail - 1.5%
Dollar Tree Stores, Inc. (a)	1,235,300	35,428,404
Family Dollar Stores, Inc.	697,900	21,795,417
Fred's, Inc. Class A (d)	940,644	16,367,206
Kohl's Corp. (a)	90,900	4,469,553
Nordstrom, Inc.	728,500	34,042,805
Saks, Inc.	2,822,700	40,957,377
		153,060,762
Specialty Retail - 4.2%
Bed Bath & Beyond, Inc. (a)	751,500	29,932,245
Best Buy Co., Inc.	547,800	32,550,276
Circuit City Stores, Inc.	997,800	15,605,592
Foot Locker, Inc.	1,273,980	34,308,281
Home Depot, Inc.	4,575,900	195,573,966
RadioShack Corp.	605,800	19,918,704
Staples, Inc.	1,512,900	50,999,859
Weight Watchers International, Inc. (a)(d)	856,000	35,155,920
		414,044,843

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	443,100	$ 40,184,739
TOTAL CONSUMER DISCRETIONARY		1,213,541,225
CONSUMER STAPLES - 7.0%
Beverages - 1.7%
PepsiCo, Inc.	3,041,000	158,740,200
The Coca-Cola Co.	241,100	10,036,993
		168,777,193
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	4,638,700	245,016,134
Walgreen Co.	883,400	33,896,058
		278,912,192
Food Products - 0.9%
Archer-Daniels-Midland Co.	1,765,300	39,383,843
Bunge Ltd.	739,300	42,147,493
Corn Products International, Inc.	185,400	9,930,024
		91,461,360
Household Products - 1.1%
Procter & Gamble Co.	2,016,420	111,064,414
Personal Products - 0.5%
Gillette Co.	965,400	43,230,612
TOTAL CONSUMER STAPLES		693,445,771
ENERGY - 4.4%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	1,796,470	76,655,375
BJ Services Co.	238,760	11,111,890
Halliburton Co.	2,737,100	107,403,804
National-Oilwell, Inc. (a)	902,900	31,863,341
Schlumberger Ltd. (NY Shares)	1,511,400	101,188,230
Smith International, Inc. (a)	452,400	24,615,084
Transocean, Inc. (a)	305,700	12,958,623
Weatherford International Ltd. (a)	611,740	31,382,262
		397,178,609
Oil & Gas - 0.4%
Noble Energy, Inc.	129,100	7,960,306
Premcor, Inc.	363,500	15,328,795
Valero Energy Corp.	344,100	15,622,140
		38,911,241
TOTAL ENERGY		436,089,850
FINANCIALS - 9.0%
Capital Markets - 2.0%
E*TRADE Financial Corp. (a)	2,495,400	37,306,230
Goldman Sachs Group, Inc.	507,400	52,789,896
Lehman Brothers Holdings, Inc.	352,400	30,827,952
Merrill Lynch & Co., Inc.	514,800	30,769,596
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	383,000	$ 21,264,160
Nomura Holdings, Inc.	1,782,000	25,945,920
		198,903,754
Commercial Banks - 1.2%
Bank of America Corp.	1,536,100	72,181,339
UCBH Holdings, Inc.	965,900	44,257,538
		116,438,877
Consumer Finance - 2.6%
American Express Co.	2,319,900	130,772,763
Capital One Financial Corp.	593,200	49,953,372
MBNA Corp.	2,766,130	77,977,205
		258,703,340
Diversified Financial Services - 0.6%
Citigroup, Inc.	213,210	10,272,458
J.P. Morgan Chase & Co.	1,325,266	51,698,627
		61,971,085
Insurance - 1.9%
AFLAC, Inc.	471,920	18,801,293
American International Group, Inc.	2,575,166	169,111,151
XL Capital Ltd. Class A	53,100	4,123,215
		192,035,659
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	863,600	61,496,956
New York Community Bancorp, Inc.	447,500	9,205,075
		70,702,031
TOTAL FINANCIALS		898,754,746
HEALTH CARE - 19.4%
Biotechnology - 3.9%
Biogen Idec, Inc. (a)	886,600	59,056,426
Cephalon, Inc. (a)	905,000	46,046,400
CSL Ltd.	873,467	19,989,467
Eyetech Pharmaceuticals, Inc.	366,200	16,662,100
Genentech, Inc. (a)	1,863,700	101,459,828
Genzyme Corp. - General Division (a)	550,900	31,990,763
ImClone Systems, Inc. (a)	697,300	32,131,584
Millennium Pharmaceuticals, Inc. (a)	2,608,956	31,620,547
ONYX Pharmaceuticals, Inc. (a)	485,100	15,712,389
QLT, Inc. (a)	393,000	6,297,825
Tanox, Inc. (a)	1,042,600	15,847,520
Telik, Inc. (a)	459,400	8,792,916
		385,607,765
Health Care Equipment & Supplies - 4.6%
Alcon, Inc.	676,700	54,542,020
Baxter International, Inc.	2,321,100	80,170,794
Beckman Coulter, Inc.	311,400	20,860,686
Becton, Dickinson & Co.	1,006,000	57,140,800
C.R. Bard, Inc.	366,400	23,442,272

	Shares	Value (Note 1)
Dade Behring Holdings, Inc. (a)	477,400	$ 26,734,400
Medtronic, Inc.	1,810,300	89,917,601
Ocular Sciences, Inc. (a)	304,900	14,943,149
St. Jude Medical, Inc. (a)	743,000	31,153,990
Thermo Electron Corp. (a)	242,400	7,318,056
Waters Corp. (a)	1,076,200	50,355,398
		456,579,166
Health Care Providers & Services - 0.9%
McKesson Corp.	533,400	16,780,764
UnitedHealth Group, Inc.	883,900	77,809,717
		94,590,481
Pharmaceuticals - 10.0%
Abbott Laboratories	1,880,200	87,711,330
Allergan, Inc.	655,950	53,177,867
Barr Pharmaceuticals, Inc. (a)	840,472	38,275,095
Elan Corp. PLC sponsored ADR (a)	950,500	25,901,125
Eli Lilly & Co.	358,470	20,343,173
Johnson & Johnson	4,464,720	283,152,537
Pfizer, Inc.	7,691,995	206,837,746
Roche Holding AG (participation certificate)	307,139	35,095,439
Schering-Plough Corp.	6,086,200	127,079,856
Wyeth	2,628,100	111,930,779
		989,504,947
TOTAL HEALTH CARE		1,926,282,359
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.7%
Bombardier, Inc. Class B (sub. vtg.)	14,014,600	27,795,623
EADS NV	1,697,000	49,241,178
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,492,210	49,899,502
General Dynamics Corp.	353,400	36,965,640
Goodrich Corp.	1,112,680	36,317,875
Honeywell International, Inc.	310,300	10,987,723
Lockheed Martin Corp.	969,520	53,856,836
Precision Castparts Corp.	529,674	34,788,988
The Boeing Co.	1,231,100	63,734,047
		363,587,412
Air Freight & Logistics - 1.9%
EGL, Inc. (a)	150,900	4,510,401
FedEx Corp.	648,400	63,860,916
Forward Air Corp. (a)	107,700	4,814,190
United Parcel Service, Inc. Class B	1,263,100	107,944,526
UTI Worldwide, Inc.	143,400	9,754,068
		190,884,101
Commercial Services & Supplies - 0.7%
Apollo Group, Inc. Class A (a)	157,400	12,703,754
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	429,700	$ 11,872,611
Robert Half International, Inc.	1,470,300	43,270,929
		67,847,294
Industrial Conglomerates - 3.6%
3M Co.	1,187,100	97,425,297
General Electric Co.	5,144,640	187,779,360
Siemens AG sponsored ADR	428,300	36,264,161
Tyco International Ltd.	908,000	32,451,920
		353,920,738
Machinery - 0.3%
Joy Global, Inc.	625,351	27,158,994
Marine - 0.0%
Alexander & Baldwin, Inc.	11,700	496,314
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	707,700	33,481,287
Norfolk Southern Corp.	914,700	33,102,993
Union Pacific Corp.	533,700	35,891,325
		102,475,605
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	902,881	15,592,755
TOTAL INDUSTRIALS		1,121,963,213
INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 7.8%
Alvarion Ltd. (a)	863,500	11,467,280
Andrew Corp. (a)	1,803,300	24,578,979
Avaya, Inc. (a)	3,175,098	54,611,686
Cisco Systems, Inc. (a)	10,930,820	210,964,826
Extreme Networks, Inc. (a)	81,436	533,406
F5 Networks, Inc. (a)	368,600	17,958,192
Foundry Networks, Inc. (a)	1,743,200	22,940,512
Harris Corp.	872,000	53,880,880
Juniper Networks, Inc. (a)	2,616,000	71,129,040
Motorola, Inc.	5,886,150	101,241,780
QUALCOMM, Inc.	3,971,900	168,408,560
Research In Motion Ltd. (a)	408,390	33,617,303
		771,332,444
Computers & Peripherals - 5.9%
Apple Computer, Inc. (a)	179,200	11,540,480
Brocade Communications Systems, Inc. (a)	2,962,000	22,629,680
Dell, Inc. (a)	5,261,460	221,717,924
EMC Corp. (a)	5,566,000	82,766,420
International Business Machines Corp.	821,370	80,970,655
Lexmark International, Inc. Class A (a)	707,200	60,112,000
Network Appliance, Inc. (a)	1,311,292	43,561,120
QLogic Corp. (a)	396,500	14,563,445

	Shares	Value (Note 1)
Sun Microsystems, Inc. (a)	6,336,150	$ 34,088,487
UNOVA, Inc. (a)	680,300	17,204,787
		589,154,998
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A (a)	506,582	18,611,823
Arrow Electronics, Inc. (a)	846,300	20,565,090
Hon Hai Precision Industries Co. Ltd.	6,438,842	29,773,821
Mettler-Toledo International, Inc. (a)	437,600	22,453,256
Molex, Inc.	703,200	21,096,000
National Instruments Corp.	1,210,629	32,989,640
Solectron Corp. (a)	4,272,300	22,771,359
		168,260,989
Internet Software & Services - 1.3%
Google, Inc. Class A	299,700	57,872,070
Yahoo!, Inc. (a)	1,918,232	72,278,982
		130,151,052
IT Services - 1.1%
BearingPoint, Inc. (a)	3,072,021	24,668,329
First Data Corp.	2,095,000	89,121,300
		113,789,629
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	116,850	6,576,318
Semiconductors & Semiconductor Equipment - 9.8%
Agere Systems, Inc.:
Class A (a)	8,448,145	11,573,959
Class B (a)	6,893,509	9,306,237
Altera Corp. (a)	2,183,000	45,188,100
Analog Devices, Inc.	1,408,900	52,016,588
Applied Materials, Inc. (a)	1,477,800	25,270,380
ASML Holding NV (NY Shares) (a)	2,542,776	40,455,566
Fairchild Semiconductor International, Inc. (a)	1,525,200	24,799,752
Freescale Semiconductor, Inc.:
Class A	3,041,300	54,195,966
Class B	649,919	11,932,513
Integrated Circuit Systems, Inc. (a)	1,552,759	32,483,718
Intel Corp.	11,075,800	259,062,962
International Rectifier Corp. (a)	486,400	21,678,848
Intersil Corp. Class A	2,966,736	49,663,161
KLA-Tencor Corp. (a)	486,100	22,642,538
Lam Research Corp. (a)	888,800	25,695,208
Marvell Technology Group Ltd. (a)	24,300	861,921
MediaTek, Inc.	2,656,000	18,046,430
Microchip Technology, Inc.	1,150,900	30,682,994
ON Semiconductor Corp. (a)	3,045,700	13,827,478
PMC-Sierra, Inc. (a)	3,316,682	37,312,673
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,386,674	45,732,862
Teradyne, Inc. (a)	1,264,000	21,576,480
Texas Instruments, Inc.	1,442,650	35,518,043
Tokyo Electron Ltd.	377,300	23,242,830
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
United Microelectronics Corp. sponsored ADR (d)	6,073,920	$ 21,440,938
Xilinx, Inc.	1,438,000	42,636,700
		976,844,845
Software - 6.8%
Adobe Systems, Inc.	340,874	21,386,435
Cadence Design Systems, Inc. (a)	3,260,000	45,020,600
Cognos, Inc. (a)	232,600	10,238,277
Computer Associates International, Inc.	5,455	169,432
Macrovision Corp. (a)	191,952	4,937,005
McAfee, Inc. (a)	636,700	18,419,731
Microsoft Corp.	9,714,850	259,483,644
NAVTEQ Corp.	90,700	4,204,852
Novell, Inc. (a)	4,444,826	30,002,576
Oracle Corp. (a)	7,579,691	103,993,361
Red Hat, Inc. (a)	719,500	9,605,325
SAP AG sponsored ADR	1,256,600	55,554,286
Symantec Corp. (a)	1,408,306	36,277,963
Take-Two Interactive Software, Inc. (a)	1,109,100	38,585,589
VERITAS Software Corp. (a)	1,227,400	35,042,270
		672,921,346
TOTAL INFORMATION TECHNOLOGY		3,429,031,621
MATERIALS - 1.2%
Chemicals - 0.5%
Monsanto Co.	617,800	34,318,790
Syngenta AG sponsored ADR	709,300	15,143,555
		49,462,345
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	812,611	15,179,573
Metals & Mining - 0.6%
Arch Coal, Inc.	374,500	13,309,730
CONSOL Energy, Inc.	465,300	19,100,565
Massey Energy Co.	676,800	23,654,160
		56,064,455
TOTAL MATERIALS		120,706,373
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	824,100	24,723,000
TOTAL COMMON STOCKS (Cost $7,736,201,771)		9,864,538,158
Preferred Stocks - 0.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	88,646	$ 0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (f)	826,000	2,891,000
TOTAL PREFERRED STOCKS (Cost $5,872,855)		2,891,000
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (e)	$ 1,523,000	1,806,430
TOTAL CONVERTIBLE BONDS (Cost $1,523,000)		1,806,430
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	40,371,676	40,371,676
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	25,933,096	25,933,096
TOTAL MONEY MARKET FUNDS (Cost $66,304,772)		66,304,772
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,809,902,398)	9,935,540,360
NET OTHER ASSETS - 0.0%	1,402,138
NET ASSETS - 100%	$ 9,936,942,498
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to 1,806,430 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,891,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,528,257
Geneprot, Inc. Series A	7/7/00	$ 4,543,000
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $3,653,617,000 of which $1,411,197,000, $2,197,712,000 and $44,708,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $24,929,493) (cost $7,809,902,398) - See accompanying schedule		$ 9,935,540,360
Cash		54,548
Foreign currency held at value (cost $29,573,196)		30,067,997
Receivable for investments sold		14,033,133
Receivable for fund shares sold		4,485,109
Dividends receivable		7,487,115
Interest receivable		113,675
Prepaid expenses		38,895
Other affiliated receivables		49,263
Other receivables		1,519,976
Total assets		9,993,390,071
Liabilities
Payable for investments purchased	$ 3,936,983
Payable for fund shares redeemed	19,018,541
Accrued management fee	4,740,859
Distribution fees payable	276,915
Other affiliated payables	865,803
Other payables and accrued expenses	1,675,376
Collateral on securities loaned, at value	25,933,096
Total liabilities		56,447,573
Net Assets		$ 9,936,942,498
Net Assets consist of:
Paid in capital		$ 11,449,421,694
Undistributed net investment income		42,500,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,681,114,074)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,126,134,865
Net Assets		$ 9,936,942,498

Initial Class: Net Asset Value, offering price and redemption price per share ($7,796,887,587 ÷ 243,554,460 shares)		$ 32.01

Service Class: Net Asset Value, offering price and redemption price per share ($1,326,262,008 ÷ 41,602,270 shares)		$ 31.88

Service Class 2: Net Asset Value, offering price and redemption price per share ($811,126,385 ÷ 25,638,241 shares)		$ 31.64

Service Class 2R: Net Asset Value, offering price and redemption price per share ($2,666,518 ÷ 84,539 shares)		$ 31.54

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends A		$ 86,850,641
Special Dividends		26,028,750
Interest		880,245
Security lending		520,076
Total income		114,279,712

Expenses
Management fee	$ 58,590,211
Transfer agent fees	6,723,531
Distribution fees	3,143,384
Accounting and security lending fees	1,387,678
Non-interested trustees' compensation	56,073
Appreciation in deferred trustee compensation account	14,142
Custodian fees and expenses	300,615
Audit	96,165
Legal	32,336
Interest	39,066
Miscellaneous	2,052,657
Total expenses before reductions	72,435,858
Expense reductions	(3,293,886)	69,141,972
Net investment income (loss)		45,137,740
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	704,506,123
Foreign currency transactions	(113,869)
Total net realized gain (loss)		704,392,254
Change in net unrealized appreciation (depreciation) on: Investment securities	(449,154,576)
Assets and liabilities in foreign currencies	499,190
Total change in net unrealized appreciation (depreciation)		(448,655,386)
Net gain (loss)		255,736,868
Net increase (decrease) in net assets resulting from operations		$ 300,874,608

A As a result of the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, dividend income has been reduced by $2,260,756, with a corresponding increase to net realized gain (loss) and net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,137,740	$ 23,031,175
Net realized gain (loss)	704,392,254	49,130,228
Change in net unrealized appreciation (depreciation)	(448,655,386)	2,530,101,870
Net increase (decrease) in net assets resulting from operations	300,874,608	2,602,263,273
Distributions to shareholders from net investment income	(25,185,765)	(23,104,405)
Share transactions - net increase (decrease)	(945,720,754)	(285,825,613)
Redemption fees	13	2,361
Total increase (decrease) in net assets	(670,031,898)	2,293,335,616

Net Assets
Beginning of period	10,606,974,396	8,313,638,780
End of period (including undistributed net investment income of $42,500,013 and undistributed net investment income of $22,711,797, respectively)	$ 9,936,942,498	$ 10,606,974,396
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	10,173,829	3,809,653	9,957,726	63,032
Reinvested	677,303	70,256	26,349	100
Redeemed	(44,148,491)	(7,601,708)	(4,196,333)	(23,264)
Net increase (decrease)	(33,297,359)	(3,721,799)	5,787,742	39,868

Dollars Sold	$ 317,143,990	$ 118,147,419	$ 305,162,849	$ 1,941,136
Reinvested	22,052,984	2,279,802	849,771	3,208
Redeemed	(1,353,451,648)	(232,412,004)	(126,744,925)	(693,336)
Net increase (decrease)	$ (1,014,254,674)	$ (111,984,783)	$ 179,267,695	$ 1,251,008

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	23,586,131	8,385,408	13,542,393	50,235
Reinvested	941,499	102,591	14,708	31
Redeemed	(47,048,733)	(8,519,590)	(3,984,642)	(14,664)
Net increase (decrease)	(22,521,103)	(31,591)	9,572,459	35,602

Dollars Sold	$ 625,883,728	$ 221,233,256	$ 361,842,888	$ 1,388,031
Reinvested	20,552,932	2,232,378	318,424	671
Redeemed	(1,198,774,049)	(217,996,235)	(102,097,753)	(409,884)
Net increase (decrease)	$ (552,337,389)	$ 5,469,399	$ 260,063,559	$ 978,818

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 22,052,984	$ 2,279,802	$ 849,771	$ 3,208
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 31.04	$ 23.44	$ 33.61	$ 43.66	$ 54.93
Income from Investment Operations
Net investment income (loss) C	.15 D, G	.07	.07	.07	.03
Net realized and unrealized gain (loss)	.90	7.60	(10.17)	(7.27)	(5.27)
Total from investment operations	1.05	7.67	(10.10)	(7.20)	(5.24)
Distributions from net investment income	(.08)	(.07)	(.07)	(.03)	(.06)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)
Total distributions	(.08)	(.07)	(.07)	(2.85)	(6.03)
Redemption fees added to paid in capital	- C, F	- C, F	- C, F	-	-
Net asset value, end of period	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66
Total Return A, B	3.38%	32.85%	(30.10)%	(17.67)%	(10.96)%
Ratios to Average Net Assets E
Expenses before expense reductions	.68%	.67%	.67%	.68%	.65%
Expenses net of voluntary waivers, if any	.68%	.67%	.67%	.68%	.65%
Expenses net of all reductions	.65%	.64%	.61%	.65%	.64%
Net investment income (loss)	.47% G	.28%	.25%	.19%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,796,888	$ 8,594,509	$ 7,016,147	$ 11,458,659	$ 15,517,271
Portfolio turnover rate	72%	61%	90%	105%	103%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.08 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 30.92	$ 23.34	$ 33.48	$ 43.51	$ 54.80
Income from Investment Operations
Net investment income (loss) C	.11 D, G	.05	.04	.03	(.02)
Net realized and unrealized gain (loss)	.90	7.58	(10.14)	(7.24)	(5.25)
Total from investment operations	1.01	7.63	(10.10)	(7.21)	(5.27)
Distributions from net investment income	(.05)	(.05)	(.04)	-	(.05)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)
Total distributions	(.05)	(.05)	(.04)	(2.82)	(6.02)
Redemption fees added to paid in capital	- C, F	- C, F	- C, F	-	-
Net asset value, end of period	$ 31.88	$ 30.92	$ 23.34	$ 33.48	$ 43.51
Total Return A, B	3.26%	32.78%	(30.20)%	(17.74)%	(11.05)%
Ratios to Average Net Assets E
Expenses before expense reductions	.78%	.77%	.77%	.78%	.76%
Expenses net of voluntary waivers, if any	.78%	.77%	.77%	.78%	.76%
Expenses net of all reductions	.75%	.74%	.71%	.75%	.74%
Net investment income (loss)	.37% G	.18%	.15%	.09%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,326,262	$ 1,401,298	$ 1,058,738	$ 1,655,758	$ 1,847,051
Portfolio turnover rate	72%	61%	90%	105%	103%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.08 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 23.21	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	.07 F, J	.01	- I	(.02)	(.09)
Net realized and unrealized gain (loss)	.89	7.53	(10.09)	(7.22)	(3.86)
Total from investment operations	.96	7.54	(10.09)	(7.24)	(3.95)
Distributions from net investment income	(.04)	(.03)	(.04)	(.03)	(.05)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)
Total distributions	(.04)	(.03)	(.04)	(2.85)	(6.02)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	-	-
Net asset value, end of period	$ 31.64	$ 30.72	$ 23.21	$ 33.34	$ 43.43
Total Return B, C, D	3.12%	32.54%	(30.30)%	(17.87)%	(8.88)%
Ratios to Average Net Assets H
Expenses before expense reductions	.93%	.92%	.93%	.93%	.91% A
Expenses net of voluntary waivers, if any	.93%	.92%	.93%	.93%	.91% A
Expenses net of all reductions	.90%	.89%	.87%	.90%	.90% A
Net investment income (loss)	.22% J	.02%	(.01)%	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,126	$ 609,798	$ 238,543	$ 191,475	$ 57,095
Portfolio turnover rate	72%	61%	90%	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	.07 F, J	.01	(.01)
Net realized and unrealized gain (loss)	.88	7.51	(7.84)
Total from investment operations	.95	7.52	(7.85)
Distributions from net investment income	(.06)	(.07)	-
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 31.54	$ 30.65	$ 23.20
Total Return B, C, D	3.10%	32.54%	(25.28)%
Ratios to Average Net Assets H
Expenses before expense reductions	.93%	.92%	.96% A
Expenses net of voluntary waivers, if any	.93%	.92%	.96% A
Expenses net of all reductions	.90%	.90%	.90% A
Net investment income (loss)	.22% J	.02%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate	72%	61%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: High Income - Initial Class	9.59%	-0.27%	5.17%
Fidelity VIP: High Income - Service ClassA	9.47%	-0.38%	5.08%
Fidelity VIP: High Income - Service Class 2B	9.38%	-0.55%	4.99%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: High Income Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the ML ® U.S. High Yield Master II Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: High Income Portfolio

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® Variable Insurance Products: High Income Portfolio

Investors in high-yield securities generally found positive returns in 2004, as the Merrill Lynch® U.S. High Yield Master II Index advanced 10.87% for the year overall. This performance marks the first time the high-yield bond market has posted two consecutive years of double-digit increases since 1996-1997. The strong demand for the attractive yields of high-income securities, plus ready access to capital and a declining default rate, helped drive returns in this non-investment-grade asset class. As corporate America continued to improve its cash flows and deleverage its balance sheets, the stronger credit profiles for companies borrowing in the high-yield market served to make investors less risk averse, particularly in the more speculative credit tiers such as CCC-rated securities, which returned 15.75% during the past year. In comparison, the BB-rated and B-rated sectors rose 9.33% and 10.44%, respectively. As was the case in the equity markets, energy, metals/mining and other commodity industries were among the leaders in the high-yield universe.

During the 12 months that ended December 31, 2004, High Income Portfolio underperformed its benchmark, the Merrill Lynch U.S. High Yield Master II Index, and performed roughly in line with the LipperSM Variable Annuity High Current Yield Funds Average, which returned 9.84%. The fund underperformed the index because of its avoidance of the lowest-rated bonds and distressed securities, which performed best during the period. An overweighting in the telecommunications industry also held back performance. On the plus side, strong security selection in cable TV, health care, chemicals and utilities helped the fund's relative performance. Top performers included Huntsman Chemicals, electric utilities AES and Cogentrix, and Delta Airlines. Among the investments that detracted from the fund's performance were semiconductor testing and packaging company Amkor Technology, telecom service provider Cincinnati Bell, theme park company Six Flags and television station operator Granite Broadcasting.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of December 31, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets
AES Corp.	1.9
American Airlines, Inc. pass thru trust certificates	1.6
Xerox Corp.	1.6
Nextel Communications, Inc.	1.5
MGM MIRAGE	1.5
8.1
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Telecommunications	9.6
Energy	7.5
Chemicals	7.2
Electric Utilities	7.0
Healthcare	6.2
Quality Diversification (% of fund's net assets) as of December 31, 2004
AAA, AA, A	0.0%
BBB	0.3%
BB	36.8%
B	46.6%
CCC, CC, C	10.1%
Not Rated	3.0%
Other Investments	0.3%
Equities	0.3%
Short-Term Investments and Net Other Assets	2.6%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Annual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.1%
	Principal Amount	Value (Note 1)
Aerospace - 1.0%
Bombardier, Inc. 6.3% 5/1/14 (e)	$ 5,565,000	$ 4,827,638
L-3 Communications Corp. 5.875% 1/15/15 (e)	4,910,000	4,897,725
Orbital Sciences Corp. 9% 7/15/11	4,720,000	5,310,000
Primus International, Inc. 10.5% 4/15/09 (e)	3,170,000	3,312,650
		18,348,013
Air Transportation - 3.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,825,000	11,115,500
6.977% 11/23/22	556,744	520,555
7.324% 4/15/11	1,480,000	1,228,400
7.377% 5/23/19	14,357,509	10,050,256
7.379% 5/23/16	6,249,810	4,374,867
7.8% 4/1/08	2,595,000	2,413,350
10.18% 1/2/13	2,190,000	1,708,200
AMR Corp. 10.2% 3/15/20	165,000	125,400
Delta Air Lines, Inc.:
7.9% 12/15/09	7,330,000	4,617,900
8.3% 12/15/29	13,070,000	6,306,275
9.5% 11/18/08 (e)	4,862,000	4,558,125
10% 8/15/08	3,370,000	2,502,225
Delta Air Lines, Inc. pass thru trust certificates:
7.379% 5/18/10	1,087,647	1,084,928
7.57% 11/18/10	2,950,000	2,909,892
7.711% 9/18/11	865,000	657,400
7.92% 5/18/12	1,565,000	1,205,050
Northwest Airlines Corp. 10% 2/1/09	13,840,000	11,625,600
Northwest Airlines, Inc. pass thru trust certificates:
7.67% 1/2/15	1,360,819	1,187,315
8.07% 1/2/15	1,442,283	1,009,598
		69,200,836
Automotive - 1.1%
Delco Remy International, Inc. 9.375% 4/15/12	5,510,000	5,702,850
Navistar International Corp. 7.5% 6/15/11	5,815,000	6,222,050
Stoneridge, Inc. 11.5% 5/1/12	2,715,000	3,108,675
Tenneco Automotive, Inc.:
8.625% 11/15/14 (e)	3,055,000	3,169,563
10.25% 7/15/13	2,515,000	2,967,700
		21,170,838
Banks and Thrifts - 0.2%
Western Financial Bank 9.625% 5/15/12	2,565,000	2,924,100

	Principal Amount	Value (Note 1)
Broadcasting - 0.3%
Gray Television, Inc. 9.25% 12/15/11	$ 2,235,000	$ 2,503,200
Paxson Communications Corp. 0% 1/15/09 (d)	3,320,000	3,104,200
		5,607,400
Building Materials - 1.3%
Goodman Global Holdings, Inc. 5.76% 6/15/12 (e)(f)	4,905,000	4,990,838
Jacuzzi Brands, Inc. 9.625% 7/1/10	4,070,000	4,517,700
Maax Holdings, Inc. 0% 12/15/12 (d)(e)	5,840,000	3,679,200
Nortek, Inc. 8.5% 9/1/14 (e)	5,350,000	5,590,750
Texas Industries, Inc. 10.25% 6/15/11	4,860,000	5,734,800
		24,513,288
Cable TV - 3.7%
Adelphia Communications Corp.:
7.875% 5/1/09 (c)	2,730,000	2,457,000
9.875% 3/1/07 (c)	3,090,000	3,012,750
10.25% 6/15/11 (c)	1,935,000	1,944,675
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(f)	8,870,000	9,424,375
8% 4/15/12 (e)	4,120,000	4,382,650
CSC Holdings, Inc. 7.625% 4/1/11	2,950,000	3,186,000
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	5,765,000	6,456,800
EchoStar DBS Corp.:
5.75% 10/1/08	15,085,000	15,311,275
6.625% 10/1/14 (e)	7,590,000	7,703,850
GCI, Inc. 7.25% 2/15/14	3,425,000	3,425,000
NTL Cable PLC:
7.07% 10/15/12 (e)(f)	4,400,000	4,532,000
8.75% 4/15/14 (e)	1,635,000	1,839,375
Telenet Group Holding NV 0% 6/15/14 (d)(e)	5,505,000	4,183,800
		67,859,550
Capital Goods - 2.9%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	2,860,000	3,246,100
Dresser, Inc. 9.375% 4/15/11	7,700,000	8,412,250
Invensys PLC 9.875% 3/15/11 (e)	15,105,000	16,313,400
Leucadia National Corp. 7% 8/15/13	5,775,000	5,948,250
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	3,645,000	3,635,888
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,370,000	3,471,100
SPX Corp.:
6.25% 6/15/11	3,100,000	3,270,500
7.5% 1/1/13	7,970,000	8,667,375
		52,964,863
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Chemicals - 7.1%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	$ 11,360,000	$ 12,723,200
Borden US Finance Corp./Nova Scotia Finance ULC:
6.82% 7/15/10 (e)(f)	3,490,000	3,647,050
9% 7/15/14 (e)	5,655,000	6,220,500
Equistar Chemicals LP 7.55% 2/15/26	8,495,000	8,346,338
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	4,535,000	5,033,850
10.125% 9/1/08	2,905,000	3,340,750
HMP Equity Holdings Corp. 0% 5/15/08	6,545,000	4,286,975
Huntsman ICI Chemicals LLC 10.125% 7/1/09	31,000	32,705
Huntsman ICI Holdings LLC 0% 12/31/09	8,015,000	4,528,475
Huntsman International LLC:
7.375% 1/1/15 (e)	5,010,000	5,047,575
9.875% 3/1/09	4,700,000	5,146,500
Huntsman LLC:
9.32% 7/15/11 (e)(f)	5,700,000	6,355,500
11.5% 7/15/12 (e)	5,555,000	6,527,125
Lubrizol Corp. 4.625% 10/1/09	6,100,000	6,090,588
Lyondell Chemical Co.:
9.5% 12/15/08	12,345,000	13,456,050
9.625% 5/1/07	1,260,000	1,382,850
10.875% 5/1/09	6,965,000	7,382,900
11.125% 7/15/12	4,320,000	5,108,400
Millennium America, Inc. 9.25% 6/15/08	11,420,000	12,904,600
NOVA Chemicals Corp.:
6.5% 1/15/12	6,255,000	6,599,025
7.4% 4/1/09	6,420,000	6,933,600
		131,094,556
Consumer Products - 0.7%
Church & Dwight Co., Inc. 6% 12/15/12 (e)	5,275,000	5,367,313
Jostens Holding Corp. 0% 12/1/13 (d)	3,050,000	2,165,500
Jostens IH Corp. 7.625% 10/1/12 (e)	1,970,000	2,068,500
Samsonite Corp. 8.875% 6/1/11	2,785,000	3,014,763
		12,616,076
Containers - 2.5%
Anchor Glass Container Corp. 11% 2/15/13	4,335,000	4,703,475
Berry Plastics Corp. 10.75% 7/15/12	3,700,000	4,227,250
BWAY Corp. 10% 10/15/10	6,685,000	7,119,525
Crown Cork & Seal, Inc. 8% 4/15/23	230,000	226,550

	Principal Amount	Value (Note 1)
Crown European Holdings SA:
9.5% 3/1/11	$ 1,405,000	$ 1,594,675
10.875% 3/1/13	7,905,000	9,347,663
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	5,115,000	5,626,500
8.75% 11/15/12	1,750,000	1,964,375
8.875% 2/15/09	655,000	710,675
Owens-Illinois, Inc.:
7.35% 5/15/08	3,505,000	3,697,775
7.5% 5/15/10	6,140,000	6,516,075
		45,734,538
Diversified Media - 0.8%
Corus Entertainment, Inc. 8.75% 3/1/12	6,140,000	6,730,975
LBI Media Holdings, Inc. 0% 10/15/13 (d)	6,440,000	4,733,400
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,662,775
		15,127,150
Electric Utilities - 6.2%
AES Corp.:
7.75% 3/1/14	5,965,000	6,442,200
8.75% 6/15/08	3,068,000	3,344,120
8.875% 2/15/11	13,481,000	15,402,043
9.375% 9/15/10	6,433,000	7,438,156
9.5% 6/1/09	1,499,000	1,703,239
AES Gener SA 7.5% 3/25/14 (e)	4,200,000	4,420,500
Chivor SA E.S.P. 9.75% 12/30/14 (e)	2,060,000	2,142,400
CMS Energy Corp.:
7.5% 1/15/09	4,150,000	4,419,750
7.75% 8/1/10	1,970,000	2,154,688
8.5% 4/15/11	945,000	1,073,756
8.9% 7/15/08	2,180,000	2,406,175
9.875% 10/15/07	5,470,000	6,099,050
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,950,000	3,097,500
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,730,450
Nevada Power Co. 6.5% 4/15/12	4,225,000	4,467,938
NRG Energy, Inc. 8% 12/15/13 (e)	16,260,000	17,743,725
Sierra Pacific Power Co. 6.25% 4/15/12	4,100,000	4,274,250
Sierra Pacific Resources 8.625% 3/15/14	2,315,000	2,615,950
TECO Energy, Inc.:
7% 5/1/12	5,880,000	6,453,300
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Electric Utilities - continued
TECO Energy, Inc.: - continued
7.2% 5/1/11	$ 11,040,000	$ 12,199,200
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	4,260,000	4,430,400
		115,058,790
Energy - 6.2%
Belden & Blake Corp. 8.75% 7/15/12 (e)	3,350,000	3,425,375
Chesapeake Energy Corp.:
7.75% 1/15/15	6,100,000	6,649,000
8.125% 4/1/11	2,875,000	3,097,813
9% 8/15/12	1,920,000	2,181,600
El Paso Energy Corp. 6.95% 12/15/07	3,350,000	3,492,375
El Paso Production Holding Co. 7.75% 6/1/13	905,000	943,463
Hanover Compressor Co.:
0% 3/31/07	5,595,000	4,867,650
8.625% 12/15/10	1,450,000	1,580,500
9% 6/1/14	1,540,000	1,709,400
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	5,810,000	6,565,300
Newfield Exploration Co. 6.625% 9/1/14 (e)	4,720,000	4,991,400
Parker Drilling Co.:
7.15% 9/1/10 (e)(f)	9,030,000	9,458,925
9.625% 10/1/13	1,505,000	1,691,244
Plains Exploration & Production Co.:
7.125% 6/15/14	295,000	323,025
8.75% 7/1/12	2,540,000	2,841,625
Pride International, Inc. 7.375% 7/15/14	7,845,000	8,551,050
Range Resources Corp. 7.375% 7/15/13	9,635,000	10,309,450
SESI LLC 8.875% 5/15/11	1,740,000	1,905,300
Sonat, Inc.:
6.625% 2/1/08	2,070,000	2,095,875
6.75% 10/1/07	800,000	840,000
7.625% 7/15/11	6,665,000	6,873,281
Stone Energy Corp. 6.75% 12/15/14 (e)	3,990,000	3,950,100
The Coastal Corp.:
6.375% 2/1/09	6,395,000	6,339,044
6.5% 6/1/08	4,840,000	4,864,200
7.75% 6/15/10	11,464,000	11,979,880
Venoco, Inc. 8.75% 12/15/11 (e)	3,230,000	3,326,900
		114,853,775

	Principal Amount	Value (Note 1)
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (d)	$ 7,415,000	$ 5,616,863
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	5,175,000	4,864,500
6.375% 4/15/11	3,890,000	3,695,500
8.5% 12/1/08	3,690,000	3,929,850
8.875% 4/1/08	3,725,000	3,985,750
		16,475,600
Food and Drug Retail - 2.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	1,440,000	1,522,800
8.5% 8/1/14 (e)	4,195,000	4,299,875
Rite Aid Corp.:
6.875% 8/15/13	5,655,000	5,103,638
8.125% 5/1/10	1,120,000	1,181,600
9.25% 6/1/13	7,255,000	7,363,825
9.5% 2/15/11	4,655,000	5,120,500
Stater Brothers Holdings, Inc.:
5.99% 6/15/10 (f)	7,155,000	7,351,763
8.125% 6/15/12	4,185,000	4,436,100
		36,380,101
Food/Beverage/Tobacco - 2.9%
B&G Foods, Inc. 8% 10/1/11	3,310,000	3,525,150
Del Monte Corp.:
8.625% 12/15/12	3,375,000	3,763,125
9.25% 5/15/11	4,215,000	4,636,500
Dole Food Co., Inc. 7.25% 6/15/10	8,125,000	8,531,250
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,830,000	3,964,050
Smithfield Foods, Inc.:
7% 8/1/11 (e)	4,050,000	4,323,375
7% 8/1/11	1,315,000	1,400,475
7.625% 2/15/08	1,800,000	1,926,000
7.75% 5/15/13	3,935,000	4,348,175
8% 10/15/09	1,510,000	1,668,550
Swift & Co. 10.125% 10/1/09	4,345,000	4,888,125
UAP Holding Corp. 0% 7/15/12 (d)(e)	6,050,000	4,749,250
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	4,949,000	5,307,803
		53,031,828
Gaming - 4.4%
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	2,760,000	3,049,800
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	5,399,800
10.25% 8/1/07	3,125,000	3,546,875
MGM MIRAGE:
6% 10/1/09	13,125,000	13,453,125
6.75% 9/1/12	6,750,000	7,121,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Gaming - continued
MGM MIRAGE: - continued
6.875% 2/6/08	$ 2,140,000	$ 2,300,500
8.5% 9/15/10	4,125,000	4,723,125
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	7,065,000	7,303,444
8% 4/1/12	2,220,000	2,422,575
MTR Gaming Group, Inc. 9.75% 4/1/10	3,605,000	3,965,500
Park Place Entertainment Corp. 7.875% 3/15/10	4,825,000	5,428,125
Scientific Games Corp. 6.25% 12/15/12 (e)	3,290,000	3,331,125
Seneca Gaming Corp. 7.25% 5/1/12	4,360,000	4,545,300
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	3,815,000	4,358,638
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(e)	2,100,000	1,312,500
9% 1/15/12 (e)	1,555,000	1,617,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	6,730,000	7,167,450
		81,046,332
Healthcare - 6.2%
AmerisourceBergen Corp.:
7.25% 11/15/12	6,070,000	6,752,875
8.125% 9/1/08	1,735,000	1,930,188
CDRV Investors, Inc. 0% 1/1/15 (d)(e)	16,110,000	9,947,925
Concentra Operating Corp.:
9.125% 6/1/12 (e)	2,095,000	2,367,350
9.5% 8/15/10	2,145,000	2,423,850
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	6,320,000	6,762,400
Fisher Scientific International, Inc.:
6.75% 8/15/14 (e)	2,510,000	2,685,700
8% 9/1/13	2,870,000	3,257,450
8.125% 5/1/12	875,000	975,625
Genesis HealthCare Corp. 8% 10/15/13	8,105,000	8,793,925
HCA, Inc. 5.5% 12/1/09	5,000,000	5,004,700
Mayne Group Ltd. 5.875% 12/1/11 (e)	5,000,000	5,087,500
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,970,000	4,089,100
7% 4/1/14 (e)	3,260,000	3,357,800
PerkinElmer, Inc. 8.875% 1/15/13	7,225,000	8,218,438
Psychiatric Solutions, Inc. 10.625% 6/15/13	6,335,000	7,332,763
Senior Housing Properties Trust 8.625% 1/15/12	9,170,000	10,476,725
Spheris, Inc. 11% 12/15/12 (e)	2,710,000	2,770,975
Tenet Healthcare Corp.:
6.375% 12/1/11	15,925,000	14,651,000

	Principal Amount	Value (Note 1)
6.5% 6/1/12	$ 1,275,000	$ 1,188,938
7.375% 2/1/13	4,305,000	4,197,375
9.875% 7/1/14 (e)	2,040,000	2,218,500
		114,491,102
Homebuilding/Real Estate - 4.1%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	13,630,000	14,532,988
Beazer Homes USA, Inc.:
6.5% 11/15/13	860,000	868,600
8.375% 4/15/12	5,975,000	6,572,500
D.R. Horton, Inc. 4.875% 1/15/10	1,635,000	1,626,825
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (e)	1,330,000	1,343,300
8.875% 4/1/12	2,210,000	2,431,000
KB Home 7.75% 2/1/10	9,585,000	10,303,875
Meritage Homes Corp. 7% 5/1/14	3,370,000	3,471,100
Standard Pacific Corp.:
5.125% 4/1/09	5,680,000	5,594,800
6.5% 10/1/08	5,480,000	5,754,000
6.875% 5/15/11	2,080,000	2,184,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	5,110,000	5,110,000
9% 7/1/10	1,110,000	1,187,700
10.375% 7/1/12	4,125,000	4,620,000
WCI Communities, Inc.:
7.875% 10/1/13	2,605,000	2,741,763
10.625% 2/15/11	2,890,000	3,207,900
William Lyon Homes, Inc. 7.5% 2/15/14	4,895,000	4,699,200
		76,249,551
Hotels - 1.1%
Grupo Posadas SA de CV 8.75% 10/4/11 (e)	4,235,000	4,542,038
Host Marriott LP 7.125% 11/1/13	8,555,000	9,111,075
La Quinta Properties, Inc. 7% 8/15/12	5,950,000	6,336,750
		19,989,863
Insurance - 0.2%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,605,000	4,019,575
Leisure - 1.5%
Equinox Holdings Ltd. 9% 12/15/09	1,940,000	2,056,400
NCL Corp. Ltd. 10.625% 7/15/14 (e)	1,430,000	1,415,700
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	3,870,000	2,051,100
Town Sports International, Inc. 9.625% 4/15/11	6,810,000	7,184,550
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	$ 8,900,000	$ 10,535,375
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (e)(f)	3,675,000	3,812,813
		27,055,938
Metals/Mining - 1.9%
Century Aluminum Co. 7.5% 8/15/14 (e)	4,540,000	4,835,100
Compass Minerals International, Inc.:
0% 12/15/12 (d)	5,940,000	5,078,700
0% 6/1/13 (d)	9,470,000	7,670,700
Peabody Energy Corp. 6.875% 3/15/13	5,340,000	5,780,550
Ryerson Tull, Inc. 8.25% 12/15/11 (e)	3,320,000	3,394,700
Vedanta Resources PLC 6.625% 2/22/10 (e)	3,535,000	3,543,838
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	4,815,000	4,815,000
		35,118,588
Paper - 1.6%
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	3,435,000	3,572,400
Georgia-Pacific Corp.:
8% 1/15/14	3,675,000	4,180,313
8.125% 5/15/11	2,070,000	2,380,500
8.875% 2/1/10	485,000	564,419
9.375% 2/1/13	2,620,000	3,052,300
Norske Skog Canada Ltd.:
7.375% 3/1/14	4,150,000	4,326,375
8.625% 6/15/11	10,765,000	11,518,550
		29,594,857
Publishing/Printing - 1.2%
Dex Media West LLC/Dex Media West Finance Co. 5.875% 11/15/11 (e)	3,340,000	3,331,650
Houghton Mifflin Co. 9.875% 2/1/13	4,065,000	4,441,013
The Reader's Digest Association, Inc. 6.5% 3/1/11	12,945,000	13,527,525
		21,300,188
Railroad - 1.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	13,155,000	13,812,750
9.5% 10/1/08	150,000	168,750
TFM SA de CV yankee:
10.25% 6/15/07	505,000	540,350
11.75% 6/15/09	14,915,000	15,138,725
		29,660,575

	Principal Amount	Value (Note 1)
Restaurants - 0.5%
Friendly Ice Cream Corp. 8.375% 6/15/12	$ 4,760,000	$ 4,664,800
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	4,850,000	4,831,813
		9,496,613
Services - 0.2%
Iron Mountain, Inc. 8.625% 4/1/13	3,035,000	3,217,100
Shipping - 3.7%
General Maritime Corp. 10% 3/15/13	6,380,000	7,337,000
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(e)	2,295,000	1,669,613
OMI Corp. 7.625% 12/1/13	9,595,000	10,266,650
Overseas Shipholding Group, Inc. 8.25% 3/15/13	1,795,000	1,996,938
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	25,935,379
Teekay Shipping Corp. 8.875% 7/15/11	17,723,000	20,558,680
		67,764,260
Steels - 2.0%
Allegheny Technologies, Inc. 8.375% 12/15/11	5,820,000	6,460,200
CSN Islands VII Corp. 10.75% 9/12/08 (e)	5,755,000	6,539,119
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	3,100,000	3,317,000
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	10,130,000	11,902,750
Ispat Inland ULC 9.75% 4/1/14	6,622,000	8,178,170
		36,397,239
Super Retail - 1.8%
Asbury Automotive Group, Inc.:
8% 3/15/14	2,910,000	2,880,900
9% 6/15/12	9,895,000	10,414,488
NBC Acquisition Corp. 0% 3/15/13 (d)	1,665,000	1,215,450
Nebraska Book Co., Inc. 8.625% 3/15/12	2,530,000	2,580,600
Saks, Inc.:
8.25% 11/15/08	1,325,000	1,444,250
9.875% 10/1/11	7,130,000	8,413,400
Sonic Automotive, Inc. 8.625% 8/15/13	5,130,000	5,489,100
		32,438,188
Technology - 5.4%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (e)	6,390,000	6,653,588
Celestica, Inc. 7.875% 7/1/11	13,125,000	14,043,750
Flextronics International Ltd.:
6.25% 11/15/14 (e)	11,465,000	11,350,350
6.5% 5/15/13	4,970,000	5,069,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Technology - continued
Freescale Semiconductor, Inc.:
4.82% 7/15/09 (f)	$ 4,460,000	$ 4,660,700
6.875% 7/15/11	8,220,000	8,815,950
7.125% 7/15/14	1,585,000	1,719,725
Lucent Technologies, Inc.:
6.45% 3/15/29	5,885,000	5,355,350
6.5% 1/15/28	1,600,000	1,440,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (e)(f)	1,170,000	1,200,713
8% 12/15/14 (e)	910,000	948,675
Sanmina-SCI Corp. 10.375% 1/15/10	3,265,000	3,738,425
Xerox Capital Trust I 8% 2/1/27	5,515,000	5,735,600
Xerox Corp.:
6.875% 8/15/11	14,110,000	15,027,150
7.2% 4/1/16	215,000	230,050
7.625% 6/15/13	11,340,000	12,474,000
9.75% 1/15/09	1,210,000	1,421,750
		99,885,176
Telecommunications - 9.3%
Alaska Communications Systems Holdings, Inc. 9.375% 5/15/09	4,935,000	5,083,050
Citizens Communications Co. 6.25% 1/15/13	6,580,000	6,645,800
Empresa Brasileira de Telecomm SA 11% 12/15/08	5,405,000	6,161,700
Intelsat Ltd.:
5.25% 11/1/08	2,035,000	1,986,669
6.5% 11/1/13	2,475,000	2,239,875
7.625% 4/15/12	6,265,000	6,171,025
Millicom International Cellular SA 10% 12/1/13 (e)	16,275,000	17,007,375
New Skies Satellites BV 7.4375% 11/1/11 (e)(f)	3,200,000	3,360,000
Nextel Communications, Inc.:
5.95% 3/15/14	7,470,000	7,806,150
6.875% 10/31/13	18,545,000	20,121,325
PanAmSat Corp. 9% 8/15/14 (e)	12,180,000	13,580,700
Qwest Capital Funding, Inc.:
7% 8/3/09	4,405,000	4,360,950
7.25% 2/15/11	1,685,000	1,617,600
Qwest Corp.:
7.875% 9/1/11 (e)	3,890,000	4,201,200
9.125% 3/15/12 (e)	16,255,000	18,774,525
Qwest Services Corp.:
14% 12/15/10 (e)(f)	4,345,000	5,214,000
14.5% 12/15/14 (e)(f)	4,610,000	5,774,025
Rogers Communications, Inc.:
5.525% 12/15/10 (e)(f)	3,140,000	3,289,150
7.25% 12/15/12 (e)	1,950,000	2,067,000

	Principal Amount	Value (Note 1)
8% 12/15/12 (e)	$ 2,230,000	$ 2,352,650
9.625% 5/1/11	6,340,000	7,386,100
SBA Communications Corp. 8.5% 12/1/12 (e)	6,015,000	6,150,338
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	1,645,000	1,645,000
Time Warner Telecom, Inc. 10.125% 2/1/11	1,645,000	1,612,100
U.S. West Capital Funding, Inc. 6.375% 7/15/08	3,985,000	3,935,188
U.S. West Communications:
6.875% 9/15/33	3,270,000	3,008,400
7.2% 11/10/26	1,905,000	1,819,275
7.5% 6/15/23	8,635,000	8,483,888
		171,855,058
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
9.75% 1/15/15 (e)	3,340,000	3,298,250
12.25% 12/15/12	7,210,000	8,003,100
		11,301,350
TOTAL NONCONVERTIBLE BONDS (Cost $1,589,202,187)		1,679,459,718
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (e)	614,920	622,899
Class BWE, 7.226% 10/11/37 (e)	831,540	841,685
Class BWF, 7.55% 10/11/37 (e)	734,087	744,541
Class BWG, 8.155% 10/11/37 (e)	710,012	714,921
Class BWH, 9.073% 10/11/37 (e)	371,348	380,282
Class BWJ, 9.99% 10/11/37 (e)	613,922	626,836
Class BWK, 10.676% 10/11/37 (e)	478,161	491,035
Class BWL, 10.1596% 10/11/37 (e)	797,600	755,788
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9974% 4/25/21 (e)(f)	229,583	204,329
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,073,302)		5,382,316
Common Stocks - 0.2%
	Shares
Chemicals - 0.1%
HMP Equity Holdings Corp. warrants 5/15/11 (a)(e)	4,800	2,256,000
Common Stocks - continued
	Shares	Value (Note 1)
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (a)(g)	159,600	$ 377,326
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (g)	48,889	506,001
TOTAL COMMON STOCKS (Cost $5,194,504)		3,139,327
Nonconvertible Preferred Stocks - 0.1%

Diversified Financial Services - 0.1%
Fannie Mae 7.00% (Cost $1,875,000)	37,500	2,109,375
Floating Rate Loans - 5.7%
	Principal Amount
Air Transportation - 0.2%
American Airlines, Inc. term loan 9.5% 12/17/10 (f)	$ 2,750,000	2,791,250
Cable TV - 0.9%
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (f)	7,000,000	6,877,500
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (f)	3,850,000	3,888,500
Olympus Cable Holdings LLC Tranche A, term loan 6.5% 6/30/10 (f)	5,500,000	5,458,750
		16,224,750
Electric Utilities - 0.8%
Astoria Energy LLC term loan:
7.1882% 4/15/12 (f)	5,200,000	5,304,000
11.31% 4/15/12 (f)	3,340,000	3,423,500
Riverside Energy Center LLC:
term loan 6.38% 6/24/11 (f)	6,415,389	6,511,620
Credit-Linked Deposit 6.38% 6/24/11 (f)	284,611	288,880
		15,528,000
Energy - 1.3%
El Paso Corp.:
Credit-Linked Deposit 5.15% 11/22/09 (f)	5,839,400	5,883,196
term loan 5.1875% 11/22/09 (f)	6,491,050	6,547,847
Headwaters, Inc.:
Tranche 2, term loan 9.1133% 9/8/12 (f)	3,450,000	3,557,813
Tranche B1, term loan 7.5% 4/30/11 (f)	5,070,313	5,133,691
Magellan Midstream Holdings LP term loan 4.62% 12/10/11 (f)	3,550,000	3,594,375
		24,716,922

	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 1.4%
General Growth Properties, Inc.:
Tranche A, term loan 4.53% 11/12/07 (f)	$ 5,500,000	$ 5,500,000
Tranche B, term loan 4.53% 11/12/08 (f)	5,500,000	5,513,750
LNR Property Corp.:
Tranche A, term loan 7.09% 1/31/08 (f)	3,650,000	3,650,000
Tranche B, term loan:
5.59% 1/31/08 (f)	7,450,000	7,487,250
7.84% 1/31/08 (f)	3,700,000	3,700,000
		25,851,000
Hotels - 0.4%
Wyndham International, Inc. term loan 7.125% 6/30/06 (f)	7,927,451	7,947,269
Railroad - 0.1%
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08 (f)	1,150,000	1,167,250
Technology - 0.3%
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11 (f)	5,550,000	5,563,875
Telecommunications - 0.3%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	4,500,000	4,601,250
TOTAL FLOATING RATE LOANS (Cost $101,652,062)		104,391,566
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 2.24% (b) (Cost $41,514,605)	41,514,605	41,514,605
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.56%, dated 12/31/04 due 1/3/05) (Cost $3,171,000)	$ 3,171,414	$ 3,171,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,747,682,660)		1,839,167,907
NET OTHER ASSETS - 0.2%		4,179,826
NET ASSETS - 100%		$ 1,843,347,733
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $418,849,132 or 22.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $883,327 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697,348
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.5%
Canada	5.2%
Marshall Islands	2.1%
Bermuda	1.9%
United Kingdom	1.7%
Luxembourg	1.6%
Mexico	1.1%
Others (individually less than 1%)	3.9%
100.0%
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $1,144,184,000 of which $283,149,000, $772,554,000 and $88,481,000 will expire on December 31, 2008, 2009 and 2010, respectively.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $3,171,000) (cost $1,747,682,660) - See accompanying schedule		$ 1,839,167,907
Cash		100,076
Receivable for investments sold		7,236,480
Receivable for fund shares sold		278,188
Interest receivable		29,056,825
Prepaid expenses		6,674
Total assets		1,875,846,150
Liabilities
Payable for investments purchased	$ 29,800,521
Payable for fund shares redeemed	1,277,993
Accrued management fee	877,227
Distribution fees payable	49,768
Other affiliated payables	162,084
Other payables and accrued expenses	330,824
Total liabilities		32,498,417
Net Assets		$ 1,843,347,733
Net Assets consist of:
Paid in capital		$ 2,757,165,988
Undistributed net investment income		142,574,339
Accumulated undistributed net realized gain (loss) on investments		(1,147,878,584)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		91,485,990
Net Assets		$ 1,843,347,733
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,371,736,328 ÷ 195,883,886 shares)		$ 7.00
Service Class: Net Asset Value, offering price and redemption price per share ($377,122,057 ÷ 54,083,772 shares)		$ 6.97
Service Class 2: Net Asset Value, offering price and redemption price per share ($94,246,211 ÷ 13,644,087 shares)		$ 6.91
Initial Class R: Net Asset Value, offering price and redemption price per share ($ 81,111 ÷ 11,592 shares)		$ 7.00
Service Class R: Net Asset Value, offering price and redemption price per share ($81,060 ÷ 11,628 shares)		$ 6.97
Service Class 2R: Net Asset Value, offering price and redemption price per share ($80,966 ÷ 11,719 shares)		$ 6.91

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 731,076
Interest		146,478,822
Total income		147,209,898

Expenses
Management fee	$ 10,407,413
Transfer agent fees	1,229,877
Distribution fees	542,218
Accounting fees and expenses	687,297
Non-interested trustees' compensation	10,249
Custodian fees and expenses	61,567
Registration fees	4,070
Audit	63,597
Legal	22,574
Interest	9,548
Miscellaneous	353,587
Total expenses before reductions	13,391,997
Expense reductions	(3,973)	13,388,024
Net investment income		133,821,874
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		76,148,906
Change in net unrealized appreciation (depreciation) on: Investment securities	(47,643,714)
Assets and liabilities in foreign currencies	236
Total change in net unrealized appreciation (depreciation)		(47,643,478)
Net gain (loss)		28,505,428
Net increase (decrease) in net assets resulting from operations		$ 162,327,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 133,821,874	$ 147,560,195
Net realized gain (loss)	76,148,906	93,505,636
Change in net unrealized appreciation (depreciation)	(47,643,478)	182,813,372
Net increase (decrease) in net assets resulting from operations	162,327,302	423,879,203
Distributions to shareholders from net investment income	(155,517,698)	(110,937,981)
Share transactions - net increase (decrease)	(251,486,736)	336,533,161
Total increase (decrease) in net assets	(244,677,132)	649,474,383

Net Assets
Beginning of period	2,088,024,865	1,438,550,482
End of period (including undistributed net investment income of $142,574,339 and undistributed net investment income of $164,989,590, respectively)	$ 1,843,347,733	$ 2,088,024,865
Other Information:
Share Transactions	Year ended December 31, 2004
Shares	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
Sold	49,439,043	27,666,450	11,342,466	11,592	11,628	11,719
Reinvested	18,412,464	4,720,558	928,353	-	-	-
Redeemed	(101,334,787)	(38,719,734)	(9,747,785)	-	-	-
Net increase (decrease)	(33,483,280)	(6,332,726)	2,523,034	11,592	11,628	11,719

Dollars Sold	$ 326,369,917	$ 182,792,007	$ 74,778,966	$ 75,000	$ 75,000	$ 75,000
Reinvested	119,128,639	30,447,599	5,941,460	-	-	-
Redeemed	(672,513,946)	(255,556,875)	(63,099,503)	-	-	-
Net increase (decrease)	$ (227,015,390)	$ (42,317,269)	$ 17,620,923	$ 75,000	$ 75,000	$ 75,000

Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	187,111,620	59,201,139	17,709,351	$ -	$ -	$ -
Reinvested	15,863,052	3,574,368	424,961	-	-	-
Redeemed	(166,651,099)	(46,461,897)	(12,553,214)	-	-	-
Net increase (decrease)	36,323,573	16,313,610	5,581,098	$ -	$ -	$ -

Dollars Sold	$ 1,162,830,605	$ 370,826,801	$ 111,025,684	$ -	$ -	$ -
Reinvested	88,674,463	19,909,232	2,354,286	-	-	-
Redeemed	(1,045,910,689)	(293,649,573)	(79,527,648)	-	-	-
Net increase (decrease)	$ 205,594,379	$ 97,086,460	$ 33,852,322	$ -	$ -	$ -

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
From net investment income	$ 119,128,639	$ 30,447,599	$ 5,941,460	$ -	$ -	$ -

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 88,674,463	$ 19,909,232	$ 2,354,286	$ -	$ -	$ -

A For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 6.95	$ 5.93	$ 6.41	$ 8.18	$ 11.32
Income from Investment Operations
Net investment income C	.494	.520	.496 F	.774 E, F	1.123
Net realized and unrealized gain (loss)	.126	.980	(.306) F	(1.544) E, F	(3.513)
Total from investment operations	.620	1.500	.190	(.770)	(2.390)
Distributions from net investment income	(.570)	(.480)	(.670)	(1.000)	(.750)
Net asset value, end of period	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18
Total Return A, B	9.59%	27.26%	3.44%	(11.73)%	(22.54)%
Ratios to Average Net Assets D
Expenses before expense reductions	.71%	.69%	.70%	.71%	.68%
Expenses net of voluntary waivers, if any	.71%	.69%	.70%	.71%	.68%
Expenses net of all reductions	.71%	.69%	.70%	.70%	.68%
Net investment income	7.43%	8.25%	8.65% F	11.00% E, F	11.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,371,736	$ 1,593,714	$ 1,145,562	$ 1,201,085	$ 1,467,250
Portfolio turnover rate	128%	130%	96%	138%	68%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 6.92	$ 5.91	$ 6.38	$ 8.15	$ 11.29
Income from Investment Operations
Net investment income C	.486	.513	.488 F	.758 E, F	1.102
Net realized and unrealized gain (loss)	.124	.967	(.288) F	(1.538) E, F	(3.502)
Total from investment operations	.610	1.480	.200	(.780)	(2.400)
Distributions from net investment income	(.560)	(.470)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.97	$ 6.92	$ 5.91	$ 6.38	$ 8.15
Total Return A, B	9.47%	26.97%	3.62%	(11.90)%	(22.68)%
Ratios to Average Net Assets D
Expenses before expense reductions	.81%	.79%	.80%	.81%	.78%
Expenses net of voluntary waivers, if any	.81%	.79%	.80%	.81%	.78%
Expenses net of all reductions	.81%	.79%	.80%	.81%	.78%
Net investment income	7.33%	8.15%	8.55% F	10.90% E, F	11.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 377,122	$ 417,928	$ 260,489	$ 234,204	$ 227,549
Portfolio turnover rate	128%	130%	96%	138%	68%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 5.87	$ 6.36	$ 8.13	$ 11.14
Income from Investment Operations
Net investment income E	.470	.501	.472 I	.716 H, I	.936
Net realized and unrealized gain (loss)	.130	.959	(.292) I	(1.496) H, I	(3.206)
Total from investment operations	.600	1.460	.180	(.780)	(2.270)
Distributions from net investment income	(.560)	(.460)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.91	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Total Return B, C, D	9.38%	26.75%	3.30%	(11.93)%	(21.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	.97%	.95%	.97%	.98%	1.01% A
Expenses net of voluntary waivers, if any	.97%	.95%	.97%	.98%	1.01% A
Expenses net of all reductions	.97%	.95%	.97%	.98%	1.01% A
Net investment income	7.17%	7.99%	8.38% I	10.73% H, I	11.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,246	$ 76,383	$ 32,499	$ 16,508	$ 4,742
Portfolio turnover rate	128%	130%	96%	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Initial Class R

Year ended December 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47
Income from Investment Operations
Net investment income E	.338
Net realized and unrealized gain (loss)	.192
Total from investment operations	.530
Net asset value, end of period	$ 7.00
Total Return B, C, D	8.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.71% A
Expenses net of voluntary waivers, if any	.71% A
Expenses net of all reductions	.71% A
Net investment income	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81
Portfolio turnover rate	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class R

Year ended December 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.45
Income from Investment Operations
Net investment income E	.332
Net realized and unrealized gain (loss)	.188
Total from investment operations	.520
Net asset value, end of period	$ 6.97
Total Return B, C, D	8.06%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A
Expenses net of voluntary waivers, if any	.81% A
Expenses net of all reductions	.81% A
Net investment income	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81
Portfolio turnover rate	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Year ended December 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40
Income from Investment Operations
Net investment income E	.322
Net realized and unrealized gain (loss)	.188
Total from investment operations	.510
Net asset value, end of period	$ 6.91
Total Return B, C, D	7.97%
Ratios to Average Net Assets G
Expenses before expense reductions	.96% A
Expenses net of voluntary waivers, if any	.96% A
Expenses net of all reductions	.96% A
Net investment income	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81
Portfolio turnover rate	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Index 500 - Initial Class	10.62%	-2.51%	11.78%
Fidelity VIP: Index 500 - Service ClassA	10.51%	-2.60%	11.73%
Fidelity VIP: Index 500 - Service Class 2B	10.34%	-2.76%	11.64%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Index 500 Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Management's Discussion of Fund Performance

Comments from Jacques Perold, Portfolio Manager of Fidelity® Variable Insurance Products: Index 500 Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12 months ending December 31, 2004, the fund's performance was in line with the S&P 500® and the LipperSM Variable Annuity S&P 500 Index Objective Funds Average, which returned 10.35%. Rising oil prices helped energy companies such as Exxon Mobil and ChevronTexaco generate stronger earnings and stock performance. Internet portal Yahoo! benefited from better advertising sales and steady growth in paid subscribers, while online auction house eBay continued to see extremely rapid growth. Intel, the world's leading maker of semiconductors, was a significant underperformer. Intel's stock price slid for most of the period after announcing a second-quarter decline in profit margins and an increase in inventories - signaling potential weakness in the cyclical semiconductor industry. Cisco Systems, which makes Internet routing equipment, saw its stock fall on a negative prognosis for the company's future sales growth, a summertime increase in inventories and indications of a slowdown in technology spending. Large-cap pharmaceutical stocks such as Merck and Pfizer encountered a difficult environment. Both companies were hurt by significant safety concerns about their leading pain management drugs.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investment Summary

Top Ten Stocks as of December 31, 2004
% of fund's net assets
General Electric Co.	3.4
Exxon Mobil Corp.	2.9
Microsoft Corp.	2.6
Citigroup, Inc.	2.2
Wal-Mart Stores, Inc.	2.0
Pfizer, Inc.	1.8
Bank of America Corp.	1.7
Johnson & Johnson	1.7
American International Group, Inc.	1.5
International Business Machines Corp.	1.4
21.2
Market Sectors as of December 31, 2004
% of fund's net assets
Financials	20.4
Information Technology	15.9
Health Care	12.6
Consumer Discretionary	11.8
Industrials	11.7
Consumer Staples	10.4
Energy	7.1
Telecommunication Services	3.2
Materials	3.1
Utilities	2.9

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	19,111	$ 411,842
Dana Corp.	38,237	662,647
Delphi Corp.	143,253	1,292,142
Goodyear Tire & Rubber Co. (a)	44,767	656,284
Johnson Controls, Inc.	48,589	3,082,486
Visteon Corp.	33,066	323,055
		6,428,456
Automobiles - 0.6%
Ford Motor Co.	467,051	6,837,627
General Motors Corp.	144,180	5,775,851
Harley-Davidson, Inc.	74,996	4,556,007
		17,169,485
Distributors - 0.1%
Genuine Parts Co.	44,577	1,964,063
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	161,652	9,316,005
Darden Restaurants, Inc.	40,132	1,113,262
Harrah's Entertainment, Inc.	28,607	1,913,522
Hilton Hotels Corp.	98,539	2,240,777
International Game Technology	87,973	3,024,512
Marriott International, Inc. Class A	57,080	3,594,898
McDonald's Corp.	320,921	10,288,727
Starbucks Corp. (a)	102,100	6,366,956
Starwood Hotels & Resorts Worldwide, Inc. unit	52,911	3,090,002
Wendy's International, Inc.	29,095	1,142,270
Yum! Brands, Inc.	74,775	3,527,885
		45,618,816
Household Durables - 0.5%
Black & Decker Corp.	20,610	1,820,481
Centex Corp.	31,728	1,890,354
Fortune Brands, Inc.	36,797	2,839,992
KB Home	11,824	1,234,426
Leggett & Platt, Inc.	48,730	1,385,394
Maytag Corp.	20,222	426,684
Newell Rubbermaid, Inc.	70,147	1,696,856
Pulte Homes, Inc.	32,560	2,077,328
Snap-On, Inc.	14,688	504,680
The Stanley Works	20,998	1,028,692
Whirlpool Corp.	16,956	1,173,525
		16,078,412
Internet & Catalog Retail - 0.7%
eBay, Inc. (a)	169,217	19,676,553
Leisure Equipment & Products - 0.2%
Brunswick Corp.	24,557	1,215,572
Eastman Kodak Co.	73,179	2,360,023
Hasbro, Inc.	45,186	875,705
Mattel, Inc.	105,927	2,064,517
		6,515,817

	Shares	Value (Note 1)
Media - 3.9%
Clear Channel Communications, Inc.	146,404	$ 4,903,070
Comcast Corp. Class A (a)	566,661	18,858,478
Dow Jones & Co., Inc.	20,917	900,686
Gannett Co., Inc.	65,157	5,323,327
Interpublic Group of Companies, Inc. (a)	107,949	1,446,517
Knight-Ridder, Inc.	19,657	1,315,840
McGraw-Hill Companies, Inc.	48,475	4,437,402
Meredith Corp.	12,763	691,755
News Corp. Class A	666,932	12,444,951
Omnicom Group, Inc.	47,563	4,010,512
The New York Times Co. Class A	37,032	1,510,906
Time Warner, Inc. (a)	1,169,210	22,729,442
Tribune Co.	81,100	3,417,554
Univision Communications, Inc. Class A (a)	82,503	2,414,863
Viacom, Inc. Class B (non-vtg.)	435,235	15,838,202
Walt Disney Co.	521,579	14,499,896
		114,743,401
Multiline Retail - 1.1%
Big Lots, Inc. (a)	28,810	349,465
Dillard's, Inc. Class A	20,964	563,303
Dollar General Corp.	83,642	1,737,244
Family Dollar Stores, Inc.	42,805	1,336,800
Federated Department Stores, Inc.	43,192	2,496,066
JCPenney Co., Inc.	72,905	3,018,267
Kohl's Corp. (a)	87,579	4,306,259
Nordstrom, Inc.	35,757	1,670,925
Sears, Roebuck & Co.	52,793	2,694,027
Target Corp.	228,571	11,869,692
The May Department Stores Co.	74,534	2,191,300
		32,233,348
Specialty Retail - 2.4%
AutoNation, Inc. (a)	67,536	1,297,367
AutoZone, Inc. (a)	20,367	1,859,711
Bed Bath & Beyond, Inc. (a)	76,817	3,059,621
Best Buy Co., Inc.	82,807	4,920,392
Circuit City Stores, Inc.	49,882	780,154
Gap, Inc.	223,801	4,726,677
Home Depot, Inc.	560,551	23,957,950
Limited Brands, Inc.	103,746	2,388,233
Lowe's Companies, Inc.	197,259	11,360,146
Office Depot, Inc. (a)	79,748	1,384,425
OfficeMax, Inc. Delaware	23,856	748,601
RadioShack Corp.	40,452	1,330,062
Sherwin-Williams Co.	36,081	1,610,295
Staples, Inc.	127,097	4,284,440
Tiffany & Co., Inc.	37,141	1,187,398
TJX Companies, Inc.	123,005	3,091,116
Toys 'R' Us, Inc. (a)	54,897	1,123,742
		69,110,330
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	48,223	2,719,777
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Jones Apparel Group, Inc.	31,199	$ 1,140,947
Liz Claiborne, Inc.	27,709	1,169,597
NIKE, Inc. Class B	67,001	6,076,321
Reebok International Ltd.	14,837	652,828
VF Corp.	28,354	1,570,245
		13,329,715
TOTAL CONSUMER DISCRETIONARY		342,868,396
CONSUMER STAPLES - 10.4%
Beverages - 2.2%
Adolph Coors Co. Class B	9,554	722,951
Anheuser-Busch Companies, Inc.	201,677	10,231,074
Brown-Forman Corp. Class B (non-vtg.)	31,088	1,513,364
Coca-Cola Enterprises, Inc.	119,777	2,497,350
Pepsi Bottling Group, Inc.	63,837	1,726,152
PepsiCo, Inc.	429,989	22,445,426
The Coca-Cola Co.	617,598	25,710,605
		64,846,922
Food & Staples Retailing - 3.2%
Albertsons, Inc.	93,952	2,243,574
Costco Wholesale Corp.	119,738	5,796,517
CVS Corp.	102,123	4,602,684
Kroger Co. (a)	188,668	3,309,237
Safeway, Inc. (a)	114,231	2,254,920
SUPERVALU, Inc.	34,270	1,183,000
Sysco Corp.	163,317	6,233,810
Wal-Mart Stores, Inc.	1,081,014	57,099,159
Walgreen Co.	260,876	10,009,812
		92,732,713
Food Products - 1.3%
Archer-Daniels-Midland Co.	167,074	3,727,421
Campbell Soup Co.	105,032	3,139,406
ConAgra Foods, Inc.	131,282	3,866,255
General Mills, Inc.	93,007	4,623,378
H.J. Heinz Co.	89,171	3,476,777
Hershey Foods Corp.	62,816	3,488,801
Kellogg Co.	105,402	4,707,253
McCormick & Co., Inc. (non-vtg.)	34,899	1,347,101
Sara Lee Corp.	200,335	4,836,087
Wm. Wrigley Jr. Co.	57,291	3,963,964
		37,176,443
Household Products - 1.8%
Clorox Co.	38,798	2,286,366
Colgate-Palmolive Co.	135,363	6,925,171
Kimberly-Clark Corp.	124,499	8,193,279
Procter & Gamble Co.	647,527	35,665,787
		53,070,603
Personal Products - 0.6%
Alberto-Culver Co.	23,231	1,128,330

	Shares	Value (Note 1)
Avon Products, Inc.	120,728	$ 4,672,174
Gillette Co.	253,430	11,348,595
		17,149,099
Tobacco - 1.3%
Altria Group, Inc.	523,952	32,013,467
Reynolds American, Inc.	37,666	2,960,548
UST, Inc.	42,178	2,029,184
		37,003,199
TOTAL CONSUMER STAPLES		301,978,979
ENERGY - 7.1%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	85,634	3,654,003
BJ Services Co.	41,227	1,918,705
Halliburton Co.	112,821	4,427,096
Nabors Industries Ltd. (a)	38,165	1,957,483
Noble Corp. (a)	34,554	1,718,716
Rowan Companies, Inc. (a)	27,373	708,961
Schlumberger Ltd. (NY Shares)	150,286	10,061,648
Transocean, Inc. (a)	82,085	3,479,583
		27,926,195
Oil & Gas - 6.1%
Amerada Hess Corp.	23,396	1,927,362
Anadarko Petroleum Corp.	63,136	4,091,844
Apache Corp.	83,337	4,214,352
Ashland, Inc.	18,141	1,059,072
Burlington Resources, Inc.	99,936	4,347,216
ChevronTexaco Corp.	540,808	28,397,828
ConocoPhillips	176,192	15,298,751
Devon Energy Corp.	124,064	4,828,571
El Paso Corp.	164,193	1,707,607
EOG Resources, Inc.	30,268	2,159,924
Exxon Mobil Corp.	1,646,791	84,414,507
Kerr-McGee Corp.	38,722	2,237,744
Kinder Morgan, Inc.	31,622	2,312,517
Marathon Oil Corp.	88,466	3,327,206
Occidental Petroleum Corp.	100,759	5,880,295
Sunoco, Inc.	18,667	1,525,281
Unocal Corp.	67,181	2,904,906
Valero Energy Corp.	65,511	2,974,199
Williams Companies, Inc.	142,043	2,313,880
XTO Energy, Inc.	66,480	2,352,062
		178,275,124
TOTAL ENERGY		206,201,319
FINANCIALS - 20.4%
Capital Markets - 2.8%
Bank of New York Co., Inc.	198,316	6,627,721
Bear Stearns Companies, Inc.	26,355	2,696,380
Charles Schwab Corp.	343,836	4,112,279
E*TRADE Financial Corp. (a)	94,935	1,419,278
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Federated Investors, Inc. Class B (non-vtg.)	27,430	$ 833,872
Franklin Resources, Inc.	63,659	4,433,849
Goldman Sachs Group, Inc.	123,596	12,858,928
Janus Capital Group, Inc.	60,316	1,013,912
Lehman Brothers Holdings, Inc.	68,773	6,016,262
Mellon Financial Corp.	108,117	3,363,520
Merrill Lynch & Co., Inc.	237,757	14,210,736
Morgan Stanley	279,406	15,512,621
Northern Trust Corp.	55,956	2,718,342
State Street Corp.	85,108	4,180,505
T. Rowe Price Group, Inc.	32,711	2,034,624
		82,032,829
Commercial Banks - 5.9%
AmSouth Bancorp.	90,645	2,347,706
Bank of America Corp.	1,031,061	48,449,556
BB&T Corp.	141,000	5,929,050
Comerica, Inc.	43,538	2,656,689
Compass Bancshares, Inc.	31,308	1,523,760
Fifth Third Bancorp	143,278	6,774,184
First Horizon National Corp.	31,430	1,354,947
Huntington Bancshares, Inc.	58,993	1,461,847
KeyCorp	103,795	3,518,651
M&T Bank Corp.	29,646	3,197,025
Marshall & Ilsley Corp.	57,034	2,520,903
National City Corp.	172,952	6,494,348
North Fork Bancorp, Inc., New York	120,139	3,466,010
PNC Financial Services Group, Inc.	72,148	4,144,181
Regions Financial Corp. New	118,645	4,222,576
SunTrust Banks, Inc.	94,646	6,992,446
Synovus Financial Corp.	79,043	2,259,049
U.S. Bancorp, Delaware	476,620	14,927,738
Wachovia Corp.	409,353	21,531,968
Wells Fargo & Co.	431,875	26,841,031
Zions Bancorp	22,888	1,557,071
		172,170,736
Consumer Finance - 1.4%
American Express Co.	320,406	18,061,286
Capital One Financial Corp.	61,957	5,217,399
MBNA Corp.	326,146	9,194,056
Providian Financial Corp. (a)	74,822	1,232,318
SLM Corp.	109,720	5,857,951
		39,563,010
Diversified Financial Services - 3.7%
CIT Group, Inc.	53,652	2,458,335
Citigroup, Inc.	1,324,763	63,827,081
J.P. Morgan Chase & Co.	909,372	35,474,602

	Shares	Value (Note 1)
Moody's Corp.	37,754	$ 3,278,935
Principal Financial Group, Inc.	78,356	3,207,895
		108,246,848
Insurance - 4.2%
ACE Ltd.	72,546	3,101,342
AFLAC, Inc.	129,160	5,145,734
Allstate Corp.	175,166	9,059,586
AMBAC Financial Group, Inc.	27,739	2,278,204
American International Group, Inc.	664,856	43,661,094
Aon Corp.	80,780	1,927,411
Cincinnati Financial Corp.	42,897	1,898,621
Hartford Financial Services Group, Inc.	74,974	5,196,448
Jefferson-Pilot Corp.	34,849	1,810,754
Lincoln National Corp.	44,569	2,080,481
Loews Corp.	47,351	3,328,775
Marsh & McLennan Companies, Inc.	134,506	4,425,247
MBIA, Inc.	35,922	2,273,144
MetLife, Inc.	190,003	7,697,022
Progressive Corp.	51,105	4,335,748
Prudential Financial, Inc.	130,951	7,197,067
SAFECO Corp.	32,375	1,691,270
St. Paul Travelers Companies, Inc.	170,890	6,334,892
The Chubb Corp.	48,899	3,760,333
Torchmark Corp.	27,596	1,576,835
UnumProvident Corp.	75,684	1,357,771
XL Capital Ltd. Class A	35,394	2,748,344
		122,886,123
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	24,194	932,437
Archstone-Smith Trust	49,951	1,913,123
Equity Office Properties Trust	102,933	2,997,409
Equity Residential (SBI)	72,180	2,611,472
Plum Creek Timber Co., Inc.	46,859	1,801,260
ProLogis	46,943	2,034,040
Simon Property Group, Inc.	56,456	3,651,010
		15,940,751
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	148,160	5,483,402
Fannie Mae	247,072	17,593,997
Freddie Mac	176,016	12,972,379
Golden West Financial Corp., Delaware	78,164	4,800,833
MGIC Investment Corp.	24,704	1,702,353
Sovereign Bancorp, Inc.	88,117	1,987,038
Washington Mutual, Inc.	222,867	9,422,817
		53,962,819
TOTAL FINANCIALS		594,803,116
HEALTH CARE - 12.6%
Biotechnology - 1.3%
Amgen, Inc. (a)	324,221	20,798,777
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Applera Corp. - Applied Biosystems Group	50,038	$ 1,046,295
Biogen Idec, Inc. (a)	85,144	5,671,442
Chiron Corp. (a)	47,694	1,589,641
Genzyme Corp. - General Division (a)	63,273	3,674,263
Gilead Sciences, Inc. (a)	110,508	3,866,675
MedImmune, Inc. (a)	63,490	1,721,214
		38,368,307
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	13,649	879,815
Baxter International, Inc.	157,358	5,435,145
Becton, Dickinson & Co.	64,655	3,672,404
Biomet, Inc.	64,618	2,803,775
Boston Scientific Corp. (a)	215,565	7,663,336
C.R. Bard, Inc.	26,713	1,709,098
Fisher Scientific International, Inc. (a)	29,939	1,867,595
Guidant Corp.	81,319	5,863,100
Hospira, Inc. (a)	39,846	1,334,841
Medtronic, Inc.	308,545	15,325,430
Millipore Corp. (a)	12,694	632,288
PerkinElmer, Inc.	32,699	735,401
St. Jude Medical, Inc. (a)	91,267	3,826,825
Stryker Corp.	102,622	4,951,512
Thermo Electron Corp. (a)	40,830	1,232,658
Waters Corp. (a)	30,846	1,443,284
Zimmer Holdings, Inc. (a)	62,618	5,016,954
		64,393,461
Health Care Providers & Services - 2.3%
Aetna, Inc.	37,690	4,701,828
AmerisourceBergen Corp.	26,833	1,574,560
Cardinal Health, Inc.	110,294	6,413,596
Caremark Rx, Inc. (a)	116,036	4,575,299
CIGNA Corp.	34,270	2,795,404
Express Scripts, Inc. (a)	19,396	1,482,630
HCA, Inc.	107,522	4,296,579
Health Management Associates, Inc. Class A	62,133	1,411,662
Humana, Inc. (a)	40,691	1,208,116
IMS Health, Inc.	59,209	1,374,241
Laboratory Corp. of America Holdings (a)	35,312	1,759,244
Manor Care, Inc.	22,065	781,763
McKesson Corp.	75,026	2,360,318
Medco Health Solutions, Inc. (a)	69,559	2,893,654
Quest Diagnostics, Inc.	25,833	2,468,343
Tenet Healthcare Corp. (a)	119,124	1,307,982
UnitedHealth Group, Inc.	166,849	14,687,717
WellPoint, Inc. (a)	75,344	8,664,560
		64,757,496

	Shares	Value (Note 1)
Pharmaceuticals - 6.8%
Abbott Laboratories	397,548	$ 18,545,614
Allergan, Inc.	33,513	2,716,899
Bristol-Myers Squibb Co.	496,646	12,724,071
Eli Lilly & Co.	288,868	16,393,259
Forest Laboratories, Inc. (a)	94,041	4,218,679
Johnson & Johnson	757,557	48,044,265
King Pharmaceuticals, Inc. (a)	61,662	764,609
Merck & Co., Inc.	566,072	18,193,554
Mylan Laboratories, Inc.	68,693	1,214,492
Pfizer, Inc.	1,922,400	51,693,336
Schering-Plough Corp.	375,945	7,849,732
Watson Pharmaceuticals, Inc. (a)	27,952	917,105
Wyeth	340,574	14,505,047
		197,780,662
TOTAL HEALTH CARE		365,299,926
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.0%
General Dynamics Corp.	51,127	5,347,884
Goodrich Corp.	30,359	990,918
Honeywell International, Inc.	219,571	7,775,009
L-3 Communications Holdings, Inc.	29,396	2,152,963
Lockheed Martin Corp.	113,000	6,277,150
Northrop Grumman Corp.	93,994	5,109,514
Raytheon Co.	115,395	4,480,788
Rockwell Collins, Inc.	45,064	1,777,324
The Boeing Co.	214,320	11,095,346
United Technologies Corp.	130,451	13,482,111
		58,489,007
Air Freight & Logistics - 1.1%
FedEx Corp.	76,725	7,556,645
Ryder System, Inc.	16,412	784,001
United Parcel Service, Inc. Class B	286,099	24,450,021
		32,790,667
Airlines - 0.1%
Delta Air Lines, Inc. (a)(d)	33,034	247,094
Southwest Airlines Co.	199,000	3,239,720
		3,486,814
Building Products - 0.2%
American Standard Companies, Inc. (a)	54,759	2,262,642
Masco Corp.	114,359	4,177,534
		6,440,176
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	81,238	753,889
Apollo Group, Inc. Class A (a)	47,285	3,816,372
Avery Dennison Corp.	28,196	1,690,914
Cendant Corp.	268,753	6,283,445
Cintas Corp.	43,816	1,921,770
Equifax, Inc.	34,483	968,972
H&R Block, Inc.	42,047	2,060,303
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	30,398	$ 1,022,589
Pitney Bowes, Inc.	58,869	2,724,457
R.R. Donnelley & Sons Co.	56,056	1,978,216
Robert Half International, Inc.	44,258	1,302,513
Waste Management, Inc.	146,045	4,372,587
		28,896,027
Construction & Engineering - 0.1%
Fluor Corp.	21,390	1,165,969
Electrical Equipment - 0.4%
American Power Conversion Corp.	48,824	1,044,834
Cooper Industries Ltd. Class A	23,427	1,590,459
Emerson Electric Co.	107,142	7,510,654
Power-One, Inc. (a)	21,427	191,129
Rockwell Automation, Inc.	47,018	2,329,742
		12,666,818
Industrial Conglomerates - 4.7%
3M Co.	198,733	16,310,017
General Electric Co.	2,698,696	98,502,391
Textron, Inc.	35,104	2,590,675
Tyco International Ltd.	513,492	18,352,204
		135,755,287
Machinery - 1.5%
Caterpillar, Inc.	87,106	8,493,706
Cummins, Inc.	11,619	973,556
Danaher Corp.	78,779	4,522,702
Deere & Co.	63,345	4,712,868
Dover Corp.	51,911	2,177,147
Eaton Corp.	38,775	2,805,759
Illinois Tool Works, Inc.	75,479	6,995,394
Ingersoll-Rand Co. Ltd. Class A	43,960	3,529,988
ITT Industries, Inc.	23,566	1,990,149
Navistar International Corp. (a)	17,824	783,900
PACCAR, Inc.	44,345	3,568,886
Pall Corp.	31,653	916,354
Parker Hannifin Corp.	30,498	2,309,919
		43,780,328
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	95,960	4,539,868
CSX Corp.	54,838	2,197,907
Norfolk Southern Corp.	101,087	3,658,339
Union Pacific Corp.	66,263	4,456,187
		14,852,301
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	22,995	1,531,927
TOTAL INDUSTRIALS		339,855,321

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	206,477	$ 553,358
Andrew Corp. (a)	41,046	559,457
Avaya, Inc. (a)	116,860	2,009,992
CIENA Corp. (a)	145,951	487,476
Cisco Systems, Inc. (a)	1,680,854	32,440,482
Comverse Technology, Inc. (a)	50,454	1,233,600
Corning, Inc. (a)	357,943	4,212,989
JDS Uniphase Corp. (a)	368,605	1,168,478
Lucent Technologies, Inc. (a)	1,128,434	4,242,912
Lucent Technologies, Inc. warrants 12/10/07 (a)	30,408	48,045
Motorola, Inc.	621,428	10,688,562
QUALCOMM, Inc.	418,400	17,740,160
Scientific-Atlanta, Inc.	39,136	1,291,879
Tellabs, Inc. (a)	117,930	1,013,019
		77,690,409
Computers & Peripherals - 3.9%
Apple Computer, Inc. (a)	102,631	6,609,436
Dell, Inc. (a)	634,156	26,723,334
EMC Corp. (a)	611,686	9,095,771
Gateway, Inc. (a)	95,401	573,360
Hewlett-Packard Co.	770,875	16,165,249
International Business Machines Corp.	424,939	41,890,487
Lexmark International, Inc. Class A (a)	32,952	2,800,920
NCR Corp. (a)	23,791	1,647,051
Network Appliance, Inc. (a)(d)	91,585	3,042,454
QLogic Corp. (a)	23,620	867,563
Sun Microsystems, Inc. (a)	858,476	4,618,601
		114,034,226
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	123,958	2,987,388
Jabil Circuit, Inc. (a)	51,436	1,315,733
Molex, Inc.	48,096	1,442,880
Sanmina-SCI Corp. (a)	133,031	1,126,773
Solectron Corp. (a)	247,828	1,320,923
Symbol Technologies, Inc.	61,427	1,062,687
Tektronix, Inc.	22,975	694,075
		9,950,459
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	350,943	13,223,532
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	32,812	1,974,954
Automatic Data Processing, Inc.	148,702	6,594,934
Computer Sciences Corp. (a)	48,314	2,723,460
Convergys Corp. (a)	36,146	541,829
Electronic Data Systems Corp.	131,168	3,029,981
First Data Corp.	211,831	9,011,291
Fiserv, Inc. (a)	49,927	2,006,566
Paychex, Inc.	96,540	3,290,083
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sabre Holdings Corp. Class A	34,583	$ 766,359
SunGard Data Systems, Inc. (a)	73,739	2,089,026
Unisys Corp. (a)	85,751	872,945
		32,901,428
Office Electronics - 0.1%
Xerox Corp. (a)	243,418	4,140,540
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	98,509	2,169,168
Altera Corp. (a)	95,033	1,967,183
Analog Devices, Inc.	95,939	3,542,068
Applied Materials, Inc. (a)	433,500	7,412,850
Applied Micro Circuits Corp. (a)	78,658	331,150
Broadcom Corp. Class A (a)	84,003	2,711,617
Freescale Semiconductor, Inc. Class B	99,508	1,826,967
Intel Corp.	1,614,041	37,752,419
KLA-Tencor Corp. (a)	49,892	2,323,969
Linear Technology Corp.	78,377	3,037,893
LSI Logic Corp. (a)	98,259	538,459
Maxim Integrated Products, Inc.	83,024	3,519,387
Micron Technology, Inc. (a)	156,328	1,930,651
National Semiconductor Corp.	91,420	1,640,989
Novellus Systems, Inc. (a)	35,684	995,227
NVIDIA Corp. (a)	42,428	999,604
PMC-Sierra, Inc. (a)	45,493	511,796
Teradyne, Inc. (a)	49,568	846,126
Texas Instruments, Inc.	441,079	10,859,365
Xilinx, Inc.	88,912	2,636,241
		87,553,129
Software - 4.3%
Adobe Systems, Inc.	60,913	3,821,682
Autodesk, Inc.	58,584	2,223,263
BMC Software, Inc. (a)	56,657	1,053,820
Citrix Systems, Inc. (a)	43,240	1,060,677
Computer Associates International, Inc.	150,961	4,688,849
Compuware Corp. (a)	98,827	639,411
Electronic Arts, Inc. (a)	77,941	4,807,401
Intuit, Inc. (a)	47,845	2,105,658
Mercury Interactive Corp. (a)(d)	21,550	981,603
Microsoft Corp.	2,775,137	74,123,909
Novell, Inc. (a)	95,949	647,656
Oracle Corp. (a)	1,309,118	17,961,099
Parametric Technology Corp. (a)	68,698	404,631
PeopleSoft, Inc. (a)	9,591	253,970
Siebel Systems, Inc. (a)	129,719	1,362,050
Symantec Corp. (a)	161,886	4,170,183
VERITAS Software Corp. (a)	107,755	3,076,405
		123,382,267
TOTAL INFORMATION TECHNOLOGY		462,875,990

	Shares	Value (Note 1)
MATERIALS - 3.1%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	58,024	$ 3,363,651
Dow Chemical Co.	240,707	11,917,404
E.I. du Pont de Nemours & Co.	253,527	12,435,499
Eastman Chemical Co.	19,893	1,148,423
Ecolab, Inc.	65,784	2,310,992
Engelhard Corp.	31,219	957,487
Great Lakes Chemical Corp.	13,034	371,339
Hercules, Inc. (a)	28,581	424,428
International Flavors & Fragrances, Inc.	24,056	1,030,559
Monsanto Co.	67,491	3,749,125
PPG Industries, Inc.	43,878	2,990,724
Praxair, Inc.	82,891	3,659,638
Rohm & Haas Co.	57,394	2,538,537
Sigma Aldrich Corp.	17,624	1,065,547
		47,963,353
Construction Materials - 0.0%
Vulcan Materials Co.	26,141	1,427,560
Containers & Packaging - 0.2%
Ball Corp.	28,744	1,264,161
Bemis Co., Inc.	27,298	794,099
Pactiv Corp. (a)	37,889	958,213
Sealed Air Corp. (a)	21,331	1,136,302
Temple-Inland, Inc.	14,293	977,641
		5,130,416
Metals & Mining - 0.7%
Alcoa, Inc.	222,203	6,981,618
Allegheny Technologies, Inc.	24,378	528,271
Freeport-McMoRan Copper & Gold, Inc. Class B	45,572	1,742,218
Newmont Mining Corp.	113,314	5,032,275
Nucor Corp.	40,610	2,125,527
Phelps Dodge Corp.	24,369	2,410,581
United States Steel Corp.	29,025	1,487,531
		20,308,021
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	65,876	2,469,032
International Paper Co.	124,209	5,216,778
Louisiana-Pacific Corp.	28,093	751,207
MeadWestvaco Corp.	51,729	1,753,096
Weyerhaeuser Co.	61,230	4,115,881
		14,305,994
TOTAL MATERIALS		89,135,344
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
ALLTEL Corp.	77,539	4,556,192
AT&T Corp.	203,158	3,872,191
BellSouth Corp.	467,585	12,994,187
CenturyTel, Inc.	34,351	1,218,430
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.	85,629	$ 1,180,824
Qwest Communications International, Inc. (a)	463,538	2,058,109
SBC Communications, Inc.	846,309	21,809,383
Sprint Corp.	375,487	9,330,852
Verizon Communications, Inc.	706,818	28,633,197
		85,653,365
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	283,673	8,510,190
TOTAL TELECOMMUNICATION SERVICES		94,163,555
UTILITIES - 2.9%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	35,037	690,579
Ameren Corp.	49,725	2,493,212
American Electric Power Co., Inc.	101,010	3,468,683
CenterPoint Energy, Inc.	78,576	887,909
Cinergy Corp.	46,266	1,926,054
Consolidated Edison, Inc.	61,778	2,702,788
DTE Energy Co.	44,405	1,915,188
Edison International	83,168	2,663,871
Entergy Corp.	57,063	3,856,888
Exelon Corp.	169,126	7,453,383
FirstEnergy Corp.	84,196	3,326,584
FPL Group, Inc.	47,374	3,541,207
PG&E Corp. (a)	102,904	3,424,645
Pinnacle West Capital Corp.	23,378	1,038,217
PPL Corp.	48,256	2,571,080
Progress Energy, Inc.	63,063	2,852,970
Southern Co.	188,816	6,329,112
TECO Energy, Inc.	50,969	781,864
TXU Corp.	61,320	3,958,819
Xcel Energy, Inc.	102,193	1,859,913
		57,742,966
Gas Utilities - 0.1%
KeySpan Corp.	40,995	1,617,253
Nicor, Inc.	11,253	415,686
NiSource, Inc.	69,021	1,572,298
Peoples Energy Corp.	9,606	422,184
		4,027,421
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	165,616	2,263,971
Calpine Corp. (a)(d)	136,390	537,377
CMS Energy Corp. (a)	49,707	519,438
Constellation Energy Group, Inc.	44,889	1,962,098
Dominion Resources, Inc.	84,605	5,731,143
Duke Energy Corp.	244,199	6,185,561
Dynegy, Inc. Class A (a)	97,008	448,177

	Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	60,680	$ 3,141,404
Sempra Energy	59,576	2,185,248
		22,974,417
TOTAL UTILITIES		84,744,804
TOTAL COMMON STOCKS (Cost $1,831,633,477)		2,881,926,750
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (e) (Cost $4,998,667)	$ 5,000,000	4,999,410
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	19,121,626	19,121,626
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	4,673,722	4,673,722
TOTAL MONEY MARKET FUNDS (Cost $23,795,348)		23,795,348
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,860,427,492)		2,910,721,508
NET OTHER ASSETS - (0.1)%		(3,228,491)
NET ASSETS - 100%		$ 2,907,493,017
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 S&P 500 E-Mini Index Contracts	March 2005	$ 606,850	$ 4,093
88 S&P 500 Index Contracts	March 2005	26,701,400	199,998
TOTAL EQUITY INDEX CONTRACTS		$ 27,308,250	$ 204,091

The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,499,705.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $193,156,000 of which $36,405,000, $122,807,000 and $33,944,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (including securities loaned of $4,418,815) (cost $1,860,427,492) - See accompanying schedule		$ 2,910,721,508
Receivable for fund shares sold		718,143
Dividends receivable		3,740,548
Interest receivable		41,474
Prepaid expenses		10,601
Receivable from investment adviser for expense reductions		401,025
Other affiliated receivables		5,795
Other receivables		29,548
Total assets		2,915,668,642
Liabilities
Payable for fund shares redeemed	$ 2,218,225
Accrued management fee	576,186
Distribution fees payable	23,359
Payable for daily variation on futures contracts	22,003
Other affiliated payables	247,159
Other payables and accrued expenses	414,971
Collateral on securities loaned, at value	4,673,722
Total liabilities		8,175,625
Net Assets		$ 2,907,493,017
Net Assets consist of:
Paid in capital		$ 2,002,716,840
Undistributed net investment income		49,696,311
Accumulated undistributed net realized gain (loss) on investments		(195,418,241)
Net unrealized appreciation (depreciation) on investments		1,050,498,107
Net Assets		$ 2,907,493,017
Initial Class: Net Asset Value, offering price and redemption price per share ($2,778,225,930 ÷ 20,167,721 shares)		$ 137.76
Service Class: Net Asset Value, offering price and redemption price per share ($23,216,426 ÷ 168,958 shares)		$ 137.41
Service Class 2: Net Asset Value, offering price and redemption price per share ($106,050,661 ÷ 775,738 shares)		$ 136.71

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 49,589,039
Special Dividends		8,350,620
Interest		315,841
Security lending		69,017
Total income		58,324,517

Expenses
Management fee	$ 7,048,607
Transfer agent fees	1,945,610
Distribution fees	220,995
Accounting and security lending fees	746,848
Non-interested trustees' compensation	16,202
Appreciation in deferred trustee compensation account	1,570
Custodian fees and expenses	64,646
Audit	50,473
Legal	7,052
Interest	1,623
Miscellaneous	482,393
Total expenses before reductions	10,586,019
Expense reductions	(2,138,524)	8,447,495
Net investment income (loss)		49,877,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	45,870,145
Futures contracts	3,256,099
Total net realized gain (loss)		49,126,244
Change in net unrealized appreciation (depreciation) on: Investment securities	190,580,653
Futures contracts	(511,248)
Total change in net unrealized appreciation (depreciation)		190,069,405
Net gain (loss)		239,195,649
Net increase (decrease) in net assets resulting from operations		$ 289,072,671

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,877,022	$ 40,789,727
Net realized gain (loss)	49,126,244	(34,078,673)
Change in net unrealized appreciation (depreciation)	190,069,405	686,179,235
Net increase (decrease) in net assets resulting from operations	289,072,671	692,890,289
Distributions to shareholders from net investment income	(40,638,037)	(39,819,617)
Share transactions - net increase (decrease)	(452,730,560)	(77,062,400)
Total increase (decrease) in net assets	(204,295,926)	576,008,272

Net Assets
Beginning of period	3,111,788,943	2,535,780,671
End of period (including undistributed net investment income of $49,696,311 and undistributed net investment income of $40,612,689, respectively)	$ 2,907,493,017	$ 3,111,788,943
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	1,899,337	63,065	511,841
Reinvested	308,386	1,581	6,195
Redeemed	(6,074,596)	(18,076)	(259,750)
Net increase (decrease)	(3,866,873)	46,570	258,286

Dollars Sold	$ 242,942,892	$ 7,949,025	$ 65,071,581
Reinvested	39,642,996	202,925	792,116
Redeemed	(774,302,513)	(2,314,988)	(32,714,594)
Net increase (decrease)	$ (491,716,625)	$ 5,836,962	$ 33,149,103

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	3,347,458	58,155	492,355
Reinvested	423,444	1,303	4,503
Redeemed	(4,729,004)	(12,207)	(291,962)
Net increase (decrease)	(958,102)	47,251	204,896

Dollars Sold	$ 362,063,909	$ 6,250,927	$ 52,922,248
Reinvested	39,282,873	120,726	415,977
Redeemed	(506,013,307)	(1,274,037)	(30,831,716)
Net increase (decrease)	$ (104,666,525)	$ 5,097,616	$ 22,506,509

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,642,996	$ 202,925	$ 792,116

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,282,914	$ 120,726	$ 415,977

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 126.13	$ 99.92	$ 130.08	$ 149.53	$ 167.41
Income from Investment Operations
Net investment income (loss) C	2.18 D	1.63	1.51	1.48	1.51
Net realized and unrealized gain (loss)	11.10	26.18	(30.18)	(19.34)	(16.99)
Total from investment operations	13.28	27.81	(28.67)	(17.86)	(15.48)
Distributions from net investment income	(1.65)	(1.60)	(1.49)	(1.59)	(1.67)
Distributions from net realized gain	-	-	-	-	(.73)
Total distributions	(1.65)	(1.60)	(1.49)	(1.59)	(2.40)
Net asset value, end of period	$ 137.76	$ 126.13	$ 99.92	$ 130.08	$ 149.53
Total Return A, B	10.62%	28.41%	(22.25)%	(12.09)%	(9.30)%
Ratios to Average Net Assets E
Expenses before expense reductions	.35%	.34%	.33%	.35%	.33%
Expenses net of voluntary waivers, if any	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.28%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.71%	1.50%	1.34%	1.09%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,778,226	$ 3,031,540	$ 2,497,252	$ 3,475,357	$ 4,148,728
Portfolio turnover rate	5%	6%	7%	9%	10%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.36 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 125.86	$ 99.74	$ 129.94	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income (loss) E	2.05 F	1.54	1.34	1.24	.65
Net realized and unrealized gain (loss)	11.07	26.11	(30.07)	(19.23)	(17.88)
Total from investment operations	13.12	27.65	(28.73)	(17.99)	(17.23)
Distributions from net investment income	(1.57)	(1.53)	(1.47)	(1.53)	-
Net asset value, end of period	$ 137.41	$ 125.86	$ 99.74	$ 129.94	$ 149.46
Total Return B, C, D	10.51%	28.27%	(22.32)%	(12.18)%	(10.34)%
Ratios to Average Net Assets H
Expenses before expense reductions	.47%	.46%	.47%	.56%	.43% A
Expenses net of voluntary waivers, if any	.38%	.38%	.38%	.38%	.38% A
Expenses net of all reductions	.38%	.38%	.38%	.38%	.38% A
Net investment income (loss)	1.61%	1.40%	1.24%	.99%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,216	$ 15,404	$ 7,494	$ 3,278	$ 90
Portfolio turnover rate	5%	6%	7%	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.36 per share.

G For the period July 7, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Financial Statements - continued

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 125.31	$ 99.29	$ 129.43	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income (loss) E	1.85 F	1.37	1.19	1.09	1.04
Net realized and unrealized gain (loss)	11.01	26.03	(30.00)	(19.23)	(12.71)
Total from investment operations	12.86	27.40	(28.81)	(18.14)	(11.67)
Distributions from net investment income	(1.46)	(1.38)	(1.33)	(1.61)	(1.67)
Distributions from net realized gain	-	-	-	-	(.73)
Total distributions	(1.46)	(1.38)	(1.33)	(1.61)	(2.40)
Net asset value, end of period	$ 136.71	$ 125.31	$ 99.29	$ 129.43	$ 149.18
Total Return B, C, D	10.34%	28.09%	(22.45)%	(12.31)%	(7.21)%
Ratios to Average Net Assets H
Expenses before expense reductions	.61%	.60%	.60%	.61%	.76% A
Expenses net of voluntary waivers, if any	.53%	.53%	.53%	.53%	.53% A
Expenses net of all reductions	.53%	.53%	.53%	.53%	.53% A
Net investment income (loss)	1.46%	1.25%	1.09%	.84%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,051	$ 64,844	$ 31,035	$ 19,338	$ 323
Portfolio turnover rate	5%	6%	7%	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.36 per share.

G For the period January 12, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Initial Class	13.57%	-3.71%	6.31%
Fidelity VIP: Overseas - Service Class A	13.49%	-3.80%	6.24%
Fidelity VIP: Overseas - Service Class 2 B	13.31%	-3.89%	6.19%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Management's Discussion of Fund Performance

Comments from Rick Mace, Portfolio Manager of Fidelity® Variable Insurance Products: Overseas Portfolio

Most of the world's major stock markets posted solid gains for the year ending December 31, 2004. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the United States and Canada - gained 20.42%, compared to 10.88% for the Standard & Poor's 500SM Index. A weak U.S. dollar relative to most foreign currencies was partly responsible for the performance disparity. On a regional basis, Europe was one of the top performers. Many investors felt European stocks offered better valuations and brighter earnings prospects than U.S. equities. Latin American countries, many of which are exporters of oil and raw materials that received strong support from high commodity prices, also did well. Conversely, Japan underperformed, as early optimism was eroded by disappointing economic indicators and concerns about the impact of China's economic slowdown on exports. Meanwhile, some Asian emerging markets, such as Taiwan and Indonesia, suffered from a deceleration in corporate capital spending.

For the one-year period ending December 31, 2004, the return of Overseas Portfolio trailed the advances of both the MSCI EAFE index and the
LipperSM Variable Annuity International Funds Average, the latter of which rose 18.20%. The fund's overweighting in two poor-performing market groups - semiconductors and diversified financials - caused the bulk of its performance shortfall relative to the index. Notable detractors included semiconductor equipment manufacturers Tokyo Electron, Netherlands-based ASML Holding and Taiwanese chip maker United Microelectronics, as well as Japanese brokerage stocks Nikko Cordial and Nomura Holdings. The semiconductor industry was the worst-performing component of the index during the past 12 months. On the positive side of the ledger, overweighting strong-performing energy stocks relative to the index was helpful. France-based energy producer Total SA and Canada's Talisman Energy were noteworthy standouts for the fund. Elsewhere, overweighting a couple of strong-performing stocks in the telecommunication services sector helped offset some of the fund's weakness in other areas. Specifically, holdings in U.K.-based mobile communications provider mmO2 and Germany-based Deutsche Telekom performed quite well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Vodafone Group PLC (United Kingdom)	4.4
Allianz AG (Reg.) (Germany)	3.4
ASML Holding NV (Netherlands)	3.2
Total SA Series B (France)	2.7
UBS AG (Reg.) (Switzerland)	2.5
16.2
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Financials	29.6
Information Technology	18.9
Telecommunication Services	9.5
Consumer Discretionary	8.8
Health Care	7.9
Top Five Countries as of December 31, 2004
(excluding cash equivalents)	% of fund's net assets
Japan	18.3
United Kingdom	14.6
France	10.2
Germany	10.0
Switzerland	9.2

Annual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1)
Australia - 0.7%
CSL Ltd.	698,840	$ 15,993,093
Belgium - 0.4%
Fortis	316,000	8,723,430
Brazil - 3.0%
Aracruz Celulose SA sponsored ADR	291,400	10,985,780
Banco Bradesco SA sponsored ADR (non-vtg.)	489,000	12,254,340
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	133,900	10,065,263
Tele Norte Leste Participacoes SA ADR (non-vtg.)	473,600	7,989,632
Uniao de Bancos Brasileiros SA (Unibanco) GDR	355,000	11,260,600
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	391,900	7,944,238
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	637,250	10,323,450
TOTAL BRAZIL		70,823,303
Canada - 2.7%
Alcan, Inc.	165,700	8,119,300
EnCana Corp.	289,500	16,501,500
Research In Motion Ltd. (a)	224,600	18,488,323
Talisman Energy, Inc.	691,300	18,636,296
Tembec, Inc. (a)	304,500	1,829,537
TOTAL CANADA		63,574,956
China - 0.6%
BYD Co. Ltd. (H Shares)	683,600	1,811,723
China Telecom Corp. Ltd. sponsored ADR	200,280	7,370,304
Global Bio-Chem Technology Group Co. Ltd.	6,618,000	4,342,296
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	516,250	24,574
People's Food Holdings Ltd.	1,700,000	1,562,404
TOTAL CHINA		15,111,301
Denmark - 0.7%
Coloplast AS Series B (d)	54,400	2,981,651
Danske Bank AS	163,300	4,996,457
Novo Nordisk AS Series B	162,100	8,840,313
TOTAL DENMARK		16,818,421
Finland - 1.9%
Nokia Corp.	2,829,150	44,332,780
France - 10.2%
Accor SA	203,282	8,882,300
Alcatel SA sponsored ADR (a)	1,655,300	25,872,339
AXA SA	710,604	17,587,449
BNP Paribas SA	376,602	27,229,874
Credit Agricole SA	113,400	3,415,087
Dassault Systemes SA	113,914	5,733,064
France Telecom SA	472,561	15,632,318
L'Oreal SA	81,395	6,166,755

	Shares	Value (Note 1)
Lagardere S.C.A. (Reg.)	41,700	$ 3,003,768
Pernod-Ricard	95,000	14,523,903
Sanofi-Aventis sponsored ADR	518,200	20,753,910
Thomson SA	240,300	6,340,291
Total SA Series B	287,300	63,114,064
Vivendi Universal SA sponsored ADR (a)	777,500	24,934,425
TOTAL FRANCE		243,189,547
Germany - 10.0%
Allianz AG (Reg.)	603,400	80,191,858
BASF AG	298,725	21,514,175
Bayerische Hypo-und Vereinsbank AG (a)	454,900	10,305,480
Deutsche Boerse AG	240,939	14,472,732
Deutsche Telekom AG sponsored ADR (a)	2,104,700	47,734,596
E.ON AG	72,544	6,601,504
Infineon Technologies AG sponsored ADR (a)	893,900	9,743,510
RWE AG	164,060	9,058,013
SAP AG sponsored ADR	304,400	13,457,524
Siemens AG sponsored ADR	289,400	24,503,498
TOTAL GERMANY		237,582,890
Hong Kong - 1.5%
Esprit Holdings Ltd.	850,500	5,142,741
Hong Kong Exchanges & Clearing Ltd.	1,952,000	5,223,549
Hutchison Whampoa Ltd.	950,600	8,897,199
Techtronic Industries Co. Ltd.	6,544,000	14,270,379
Television Broadcasts Ltd.	734,000	3,408,990
TOTAL HONG KONG		36,942,858
India - 2.9%
Cipla Ltd.	1,160,697	8,528,775
Dr. Reddy's Laboratories Ltd.	151,900	3,039,229
HDFC Bank Ltd.	176,031	2,117,867
Housing Development Finance Corp. Ltd.	1,107,583	19,694,490
Infosys Technologies Ltd.	346,252	16,745,787
Reliance Industries Ltd.	367,900	4,539,843
Satyam Computer Services Ltd.	1,219,887	11,571,298
State Bank of India	179,400	2,933,242
TOTAL INDIA		69,170,531
Italy - 0.9%
ENI Spa	880,486	22,160,072
Japan - 18.3%
Advantest Corp.	221,800	19,033,701
Aeon Co. Ltd.	929,400	15,515,709
Canon, Inc.	221,500	12,018,590
Daiwa Securities Group, Inc.	2,814,000	20,329,591
FamilyMart Co. Ltd.	276,700	8,063,551
Honda Motor Co. Ltd.	260,800	13,592,896
Ito Yokado Ltd.	327,300	13,740,018
JAFCO Co. Ltd.	247,800	16,837,724
Mizuho Financial Group, Inc.	6,790	34,205,214
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Murata Manufacturing Co. Ltd.	229,700	$ 12,849,566
Nikko Cordial Corp.	5,323,000	28,218,189
Nitto Denko Corp.	263,200	14,440,926
Nomura Holdings, Inc.	2,127,000	30,969,121
ORIX Corp.	92,700	12,597,716
Ricoh Co. Ltd.	608,000	11,735,000
Rohm Co. Ltd.	108,600	11,238,505
Softbank Corp. (d)	362,100	17,640,135
Sumitomo Electric Industries Ltd.	852,000	9,274,432
Sumitomo Mitsui Financial Group, Inc. (d)	5,585	40,621,157
TDK Corp.	135,900	10,070,107
Tokyo Electron Ltd.	469,700	28,934,951
Toyota Motor Corp.	875,800	35,850,874
UFJ Holdings, Inc. (a)	1,980	12,004,101
Yahoo! Japan Corp. (a)	1,334	6,407,576
TOTAL JAPAN		436,189,350
Korea (South) - 3.5%
Honam Petrochemical Corp.	358,630	16,750,157
Hyundai Motor Co.	66,243	3,551,475
Kookmin Bank (a)	323,810	12,668,379
LG Electronics, Inc.	360,200	22,303,731
LG Petrochemical Co. Ltd.	178,050	4,471,890
Samsung Electro-Mechanics Co. Ltd. (a)	183,200	4,601,237
Samsung Electronics Co. Ltd.	21,660	9,426,035
Shinhan Financial Group Co. Ltd.	414,900	9,378,536
TOTAL KOREA (SOUTH)		83,151,440
Netherlands - 7.1%
Aegon NV	1,385,500	18,851,385
ASML Holding NV (a)(d)	4,718,139	75,065,591
EADS NV	355,600	10,318,305
ING Groep NV (Certificaten Van Aandelen)	926,624	28,030,376
Unilever NV (NY Shares)	154,100	10,280,011
VNU NV	547,525	16,139,850
Wolters Kluwer NV (Certificaten Van Aandelen)	514,275	10,304,139
TOTAL NETHERLANDS		168,989,657
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA	840,600	14,912,242
Banco Santander Central Hispano SA	1,208,868	14,953,697
Telefonica SA	1,446,462	27,241,701
TOTAL SPAIN		57,107,640
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson ADR (a)	521,800	16,431,482
Switzerland - 9.2%
ABB Ltd. (Reg.) (a)	1,551,851	8,648,255
Actelion Ltd. (Reg.) (a)	22,893	2,346,661
Compagnie Financiere Richemont unit	312,115	10,367,768

	Shares	Value (Note 1)
Credit Suisse Group (Reg.)	1,331,669	$ 56,183,115
Nestle SA (Reg.)	32,100	8,381,017
Novartis AG (Reg.)	792,392	40,047,492
Phonak Holding AG	170,412	5,608,364
Roche Holding AG (participation certificate)	227,849	26,035,315
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	4,450	3,110,645
UBS AG (Reg.)	696,987	58,435,390
TOTAL SWITZERLAND		219,164,022
Taiwan - 2.8%
Acer, Inc.	2,269,000	3,747,169
Hon Hai Precision Industries Co. Ltd.	2,110,109	9,757,346
Quanta Computer, Inc.	2,972,260	5,329,312
Taiwan Semiconductor Manufacturing Co. Ltd.	5,715,000	9,078,562
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	727,900	6,179,871
United Microelectronics Corp.	39,939,360	25,755,171
United Microelectronics Corp. sponsored ADR	796,300	2,810,939
Yageo Corp. (a)	9,414,000	3,375,892
TOTAL TAIWAN		66,034,262
United Kingdom - 14.6%
3i Group PLC	663,873	8,484,877
AstraZeneca PLC (United Kingdom)	497,100	18,089,469
BHP Billiton PLC	1,008,495	11,815,326
BP PLC	4,252,306	41,389,112
British Sky Broadcasting Group PLC (BSkyB)	631,200	6,807,531
Carphone Warehouse Group PLC	1,559,814	5,141,098
Hilton Group PLC	996,000	5,437,858
HSBC Holdings PLC (United Kingdom) (Reg.)	2,564,190	43,663,027
ITV PLC	4,352,554	8,791,289
Kesa Electricals PLC	1,433,748	7,772,801
Man Group PLC	611,067	17,261,675
Prudential PLC	1,160	10,084
Reckitt Benckiser PLC	331,800	10,022,300
Rio Tinto PLC (Reg.)	782,606	23,323,615
Smith & Nephew PLC	1,796,100	18,593,227
Tesco PLC	1,548,141	9,559,064
Vodafone Group PLC	38,147,725	104,448,467
Xstrata PLC	367,500	6,572,938
TOTAL UNITED KINGDOM		347,183,758
United States of America - 1.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	344,900	13,185,527
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Synthes, Inc.	77,867	$ 8,713,013
Telewest Global, Inc. (a)	724,379	12,734,583
TOTAL UNITED STATES OF AMERICA		34,633,123
TOTAL COMMON STOCKS (Cost $1,721,420,863)		2,273,307,916
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 2.24% (b)	82,926,736	82,926,736
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	49,646,431	49,646,431
TOTAL MONEY MARKET FUNDS (Cost $132,573,167)		132,573,167
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,853,994,030)		2,405,881,083
NET OTHER ASSETS - (1.1)%		(25,904,251)
NET ASSETS - 100%		$ 2,379,976,832
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $472,630,000 of which $233,538,000, $191,786,000 and $47,306,000 will expire on December 31, 2009, 2010 and 2011, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $47,243,590) (cost $1,853,994,030) - See accompanying schedule		$ 2,405,881,083
Foreign currency held at value (cost $22,846,483)		23,660,247
Receivable for fund shares sold		5,794,295
Dividends receivable		4,143,285
Interest receivable		136,963
Prepaid expenses		7,963
Other affiliated receivables		10,094
Other receivables		274,898
Total assets		2,439,908,828
Liabilities
Payable for fund shares redeemed	$ 6,629,143
Accrued management fee	1,397,303
Distribution fees payable	102,217
Other affiliated payables	261,313
Other payables and accrued expenses	1,895,589
Collateral on securities loaned, at value	49,646,431
Total liabilities		59,931,996
Net Assets		$ 2,379,976,832
Net Assets consist of:
Paid in capital		$ 2,300,419,130
Undistributed net investment income		1,867,057
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(473,792,313)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		551,482,958
Net Assets		$ 2,379,976,832
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,491,484,922 ÷ 85,154,763 shares)		$ 17.51
Service Class: Net Asset Value, offering price and redemption price per share ($322,649,186 ÷ 18,498,260 shares)		$ 17.44
Service Class 2: Net Asset Value, offering price and redemption price per share ($319,707,841 ÷ 18,384,916 shares)		$ 17.39
Initial Class R: Net Asset Value, offering price and redemption price per share ($132,063,904 ÷ 7,549,785 shares)		$ 17.49
Service Class R: Net Asset Value, offering price and redemption price per share ($86,509,078 ÷ 4,964,551 shares)		$ 17.43
Service Class 2R: Net Asset Value, offering price and redemption price per share ($27,561,901 ÷ 1,593,209 shares)		$ 17.30

Statement of Operations

Year ended December 31, 2004
Investment Income
Dividends		$ 35,350,755
Interest		2,188,079
Security lending		1,280,975
		38,819,809
Less foreign taxes withheld		(4,024,449)
Total income		34,795,360

Expenses
Management fee	$ 15,178,054
Transfer agent fees	1,432,011
Distribution fees	930,529
Accounting and security lending fees	992,201
Non-interested trustees' compensation	11,307
Appreciation in deferred trustee compensation account	4,711
Custodian fees and expenses	736,386
Registration fees	195
Audit	67,736
Legal	5,915
Miscellaneous	631,165
Total expenses before reductions	19,990,210
Expense reductions	(914,176)	19,076,034
Net investment income (loss)		15,719,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $215,095)	146,199,544
Foreign currency transactions	(190,461)
Total net realized gain (loss)		146,009,083
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,494,712)	113,706,840
Assets and liabilities in foreign currencies	870,818
Total change in net unrealized appreciation (depreciation)		114,577,658
Net gain (loss)		260,586,741
Net increase (decrease) in net assets resulting from operations		$ 276,306,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,719,326	$ 12,219,607
Net realized gain (loss)	146,009,083	(23,642,194)
Change in net unrealized appreciation (depreciation)	114,577,658	580,158,781
Net increase (decrease) in net assets resulting from operations	276,306,067	568,736,194
Distributions to shareholders from net investment income	(22,557,627)	(11,225,102)
Share transactions - net increase (decrease)	199,907,441	76,831,320
Redemption fees	51,279	30,862
Total increase (decrease) in net assets	453,707,160	634,373,274

Net Assets
Beginning of period	1,926,269,672	1,291,896,398
End of period (including undistributed net investment income of $1,867,057 and undistributed net investment income of $8,430,134, respectively)	$ 2,379,976,832	$ 1,926,269,672
Other Information:
Share Transactions	Year ended December 31, 2004
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	14,747,796	5,622,052	11,770,833	5,679,220	1,860,289	1,379,237
Reinvested	1,047,651	175,526	101,002	30,931	41,469	4,934
Redeemed	(22,763,135)	(3,179,061)	(2,573,003)	(695,245)	(555,521)	(249,620)
Net increase (decrease)	(6,967,688)	2,618,517	9,298,832	5,014,906	1,346,237	1,134,551

Dollars Sold	$ 235,040,834	$ 88,487,632	$ 185,307,863	$ 89,613,678	$ 29,201,895	$ 21,125,719
Reinvested	16,877,656	2,818,947	1,619,063	497,678	665,579	78,704
Redeemed	(358,049,999)	(49,596,873)	(40,549,211)	(10,848,287)	(8,516,411)	(3,867,026)
Net increase (decrease)	$ (106,131,509)	$ 41,709,706	$ 146,377,715	$ 79,263,069	$ 21,351,063	$ 17,337,397

Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	135,754,582	34,982,458	57,905,822	1,401,445	2,096,259	337,680
Reinvested	891,621	140,448	26,238	15,499	17,531	2,278
Redeemed	(138,456,054)	(35,447,830)	(53,234,293)	(307,443)	(140,438)	(29,586)
Net increase (decrease)	(1,809,851)	(324,924)	4,697,767	1,109,501	1,973,352	310,372

Dollars Sold	$ 1,613,667,675	$ 391,087,076	$ 672,794,854	$ 17,351,785	$ 25,897,371	$ 3,723,543
Reinvested	9,156,952	1,438,187	268,410	159,020	179,341	23,192
Redeemed	(1,637,501,847)	(397,130,238)	(618,521,317)	(3,679,685)	(1,677,969)	(405,030)
Net increase (decrease)	$ (14,677,220)	$ (4,604,975)	$ 54,541,947	$ 13,831,120	$ 24,398,743	$ 3,341,705

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 16,877,656	$ 2,818,947	$ 1,619,063	$ 497,678	$ 665,579	$ 78,704

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 10.98	$ 13.88	$ 20.00	$ 27.44
Income from Investment Operations
Net investment income (loss) C	.13	.11	.10	.14	.19 D
Net realized and unrealized gain (loss)	1.97	4.60	(2.90)	(3.86)	(4.93)
Total from investment operations	2.10	4.71	(2.80)	(3.72)	(4.74)
Distributions from net investment income	(.18)	(.10)	(.10)	(.93)	(.31)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.18)	(.10)	(.10)	(2.40)	(2.70)
Redemption fees added to paid in capital C	- F	- F	- F	-	-
Net asset value, end of period	$ 17.51	$ 15.59	$ 10.98	$ 13.88	$ 20.00
Total Return A, B	13.57%	43.37%	(20.28)%	(21.21)%	(19.07)%
Ratios to Average Net Assets E
Expenses before expense reductions	.91%	.90%	.90%	.92%	.89%
Expenses net of voluntary waivers, if any	.91%	.90%	.90%	.92%	.89%
Expenses net of all reductions	.87%	.86%	.86%	.87%	.87%
Net investment income (loss)	.80%	.87%	.79%	.91%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,491,485	$ 1,436,137	$ 1,031,489	$ 1,496,873	$ 2,267,507
Portfolio turnover rate	84%	99%	77%	98%	136%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 10.94	$ 13.83	$ 19.94	$ 27.39
Income from Investment Operations
Net investment income (loss) C	.11	.09	.09	.12	.17 D
Net realized and unrealized gain (loss)	1.97	4.59	(2.89)	(3.84)	(4.93)
Total from investment operations	2.08	4.68	(2.80)	(3.72)	(4.76)
Distributions from net investment income	(.17)	(.09)	(.09)	(.92)	(.30)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.17)	(.09)	(.09)	(2.39)	(2.69)
Redemption fees added to paid in capital C	- F	- F	- F	-	-
Net asset value, end of period	$ 17.44	$ 15.53	$ 10.94	$ 13.83	$ 19.94
Total Return A, B	13.49%	43.20%	(20.34)%	(21.27)%	(19.18)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.01%	1.00%	1.00%	1.03%	.99%
Expenses net of voluntary waivers, if any	1.01%	1.00%	1.00%	1.03%	.99%
Expenses net of all reductions	.97%	.96%	.96%	.97%	.97%
Net investment income (loss)	.69%	.77%	.69%	.81%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,649	$ 246,632	$ 177,322	$ 240,525	$ 257,257
Portfolio turnover rate	84%	99%	77%	98%	136%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 10.90	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.08	.08	.07	.10	.12 F
Net realized and unrealized gain (loss)	1.97	4.58	(2.88)	(3.80)	(3.68)
Total from investment operations	2.05	4.66	(2.81)	(3.70)	(3.56)
Distributions from net investment income	(.16)	(.06)	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.16)	(.06)	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	- I	- I	- I	(1.47)	(2.33)
Net asset value, end of period	$ 17.39	$ 15.50	$ 10.90	$ 13.81	$ 19.91
Total Return B, C, D	13.31%	43.04%	(20.46)%	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.16%	1.16%	1.16%	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.16%	1.16%	1.16%	1.18%	1.15% A
Expenses net of all reductions	1.12%	1.12%	1.12%	1.12%	1.13% A
Net investment income (loss)	.54%	.61%	.53%	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,708	$ 140,822	$ 47,824	$ 48,843	$ 12,351
Portfolio turnover rate	84%	99%	77%	98%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.12	.11	.06
Net realized and unrealized gain (loss)	1.98	4.59	(3.13)
Total from investment operations	2.10	4.70	(3.07)
Distributions from net investment income	(.18)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 17.49	$ 15.57	$ 10.98
Total Return B, C, D	13.59%	43.32%	(21.85)%
Ratios to Average Net Assets G
Expenses before expense reductions	.91%	.90%	.91% A
Expenses net of voluntary waivers, if any	.91%	.90%	.91% A
Expenses net of all reductions	.87%	.86%	.87% A
Net investment income (loss)	.79%	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate	84%	99%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.11	.10	.05
Net realized and unrealized gain (loss)	1.97	4.58	(3.12)
Total from investment operations	2.08	4.68	(3.07)
Distributions from net investment income	(.17)	(.10)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 17.43	$ 15.52	$ 10.94
Total Return B, C, D	13.50%	43.25%	(21.91)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01%	1.00%	1.01% A
Expenses net of voluntary waivers, if any	1.01%	1.00%	1.01% A
Expenses net of all reductions	.96%	.96%	.97% A
Net investment income (loss)	.70%	.77%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate	84%	99%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.08	.08	.04
Net realized and unrealized gain (loss)	1.96	4.55	(3.10)
Total from investment operations	2.04	4.63	(3.06)
Distributions from net investment income	(.16)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 17.30	$ 15.42	$ 10.90
Total Return B, C, D	13.32%	43.00%	(21.92)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16%	1.15%	1.17% A
Expenses net of voluntary waivers, if any	1.16%	1.15%	1.17% A
Expenses net of all reductions	1.11%	1.11%	1.14% A
Net investment income (loss)	.55%	.62%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate	84%	99%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio (the funds) are funds of Variable Insurance Products Fund II. The Variable Insurance Products Fund and Variable Insurance Products Fund II (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Certain funds may invest in affiliated fixed income and money market central funds (underlying funds) managed by affiliates of Fidelity Management & Research Company (FMR). Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. VIP Equity-Income, VIP Growth and VIP Contrafund Portfolios also offer Service Class 2R shares. VIP Overseas and VIP High Income Portfolios also offer Initial Class R, Service Class R, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

Certain funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds and underlying funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including underlying funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including purchases and sales of the underlying funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, financing transactions, capital loss carryforwards, redemptions in kind and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asset Manager	$ 2,610,089,503	$ 290,106,762	$ (77,508,553)	$ 212,598,209
Contrafund	9,426,485,756	3,811,010,524	(61,655,951)	3,749,354,573
Equity-Income	8,626,903,027	3,162,571,582	(487,146,159)	2,675,425,423
Growth	7,836,788,157	2,326,119,909	(227,367,706)	2,098,752,203
High Income	1,741,532,055	106,238,193	(8,602,341)	97,635,852
Index 500	1,862,485,874	1,254,815,950	(206,580,316)	1,048,235,634
Overseas	1,880,129,646	559,624,822	(33,873,385)	525,751,437
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Asset Manager	$ 72,216,287	$ -	$ (169,227,601)
Contrafund	35,699,521	-	(704,454,440)
Equity-Income	222,671,664	346,486,395	-
Growth	42,590,026	-	(3,653,617,452)
High Income	132,732,705	-	(1,144,183,642)
Index 500	49,722,398	-	(193,155,855)
Overseas	26,476,944	-	(472,629,652)

The tax character of distributions paid was as follows:

December 31, 2004	Ordinary Income	Long-term Capital Gains	Total
Asset Manager	$ 81,683,788	$ -	$ 81,683,788
Contrafund	33,283,266	-	33,283,266
Equity-Income	160,632,605	38,902,738	199,535,343
Growth	25,185,765	-	25,185,765
High Income	155,517,698	-	155,517,698
Index 500	40,638,037	-	40,638,037
Overseas	22,557,627	-	22,557,627

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders

The tax character of distributions paid was as follows - continued

December 31, 2003	Ordinary Income	Long-term Capital Gains	Total
Asset Manager	$ 104,597,799	$ -	$ 104,597,799
Contrafund	35,507,037	-	35,507,037
Equity-Income	152,426,442	-	152,426,442
Growth	23,104,405	-	23,104,405
High Income	110,937,981	-	110,937,981
Index 500	39,819,617	-	39,819,617
Overseas	11,225,102	-	11,225,102

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the applicable fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. A fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, each fund will receive a payment from the counterparty. To the extent it is less, each fund will make a payment to the counterparty. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Each applicable fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreements. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the fluctuation of interest rates or in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Asset Manager	912,923,198	1,213,573,123
Contrafund	6,654,101,485	6,593,244,973
Equity-Income	2,315,881,327	2,277,968,277
Growth	7,269,389,954	8,239,247,322
High Income	2,223,362,294	2,482,350,638
Index 500	138,484,269	229,850,179
Overseas	1,798,890,461	1,655,883,993

For Index 500 Portfolio, securities delivered on an in-kind basis aggregated $353,017,055. Realized gain (loss) of $31,110,779 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Index 500 Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the fund's average net assets for High Income and Overseas Portfolios, .30% for Contrafund and Growth Portfolios, .25% for Asset Manager Portfolio, and .20% for Equity-Income Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For Index 500 Portfolio, FMR receives a fee that is computed at an annual rate of .24% of the fund's average net assets.

For the period each fund's total annual management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager	.53%
Contrafund	.57%
Equity-Income	.47%
Growth	.58%
High Income	.58%
Index 500.24%
Overseas	.72%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Index 500 Portfolio. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class and Service Class R's average net assets and .25% of Service Class 2 and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class R	Service Class 2R
Asset Manager	$ 33,645	$ 68,053	$ -	$ -
Contrafund	1,850,568	3,019,587	-	11,308
Equity-Income	1,100,510	2,850,571	-	9,466
Growth	1,356,900	1,781,135	-	5,349
High Income	359,321	182,704	55	138
Index 500	18,715	202,280	-	-
Overseas	278,008	544,008	71,362	37,151

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Asset Manager
Initial Class	$ 1,886,467
Service Class	26,312
Service Class 2	24,310
$ 1,937,089
Contrafund
Initial Class	$ 5,400,493
Service Class	1,238,671
Service Class 2	835,940
Service Class 2R	3,096
$ 7,478,200

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Equity-Income
Initial Class	$ 5,527,852
Service Class	728,268
Service Class 2	782,156
Service Class 2R	2,672
$ 7,040,948
Growth
Initial Class	$ 5,336,742
Service Class	899,118
Service Class 2	486,224
Service Class 2R	1,447
$ 6,723,531
High Income
Initial Class	$ 933,207
Service Class	240,550
Service Class 2	56,012
Initial Class R	36
Service Class R	36
Service Class 2R	36
$ 1,229,877
Index 500
Initial Class	$ 1,867,269
Service Class	15,738
Service Class 2	62,603
$ 1,945,610
Overseas
Initial Class	$ 972,332
Service Class	192,952
Service Class 2	157,275
Initial Class R	51,463
Service Class R	47,651
Service Class 2R	10,338
$ 1,432,011

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) or Fidelity Management and Research Co, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market central funds seek preservation of capital and current income. The High Income Central Investment Portfolio I seeks a high level of income and may also seek capital appreciation. The Floating Rate Central Investment Portfolio seeks a high level of current income. The central funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager	$ 9,377,924
Contrafund	13,680,343
Equity-Income	714,712
Growth	825,101
High Income	678,234
Index 500	259,769
Overseas	1,457,235

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

Market value of securities delivered on an in-kind basis, in a non-taxable exchange, for 1,496,398 shares of the Fidelity High Income Central Investment Portfolio I aggregated $149,639,838 during the period for Asset Manager Portfolio.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Asset Manager	$ 17,878
Contrafund	329,726
Equity-Income	127,479
Growth	609,973
High Income	1
Overseas	4,767

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Equity-Income	Borrower	$ 8,867,217	1.63%	$ -	$ 9,256
Growth	Borrower	21,552,298	1.39%	-	39,066
High Income	Borrower	16,577,688	1.18%	-	8,699
Index 500	Borrower	4,096,300	1.43%	-	1,623

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emer-gency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable fund's activity in this program during the period was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Equity-Income	$ 9,721,350	1.81%
High Income	6,280,667	1.62%

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. On February 17, 2005, the Board of Trustees approved the VIP Index 500 Portfolio 10 Basis Point Expense Contract and an amendment to the fund's management contract that will become effective March 1, 2005. Under the new contractual arrangements, FMR will be responsible for payment of all operating expenses of the fund (except Rule 12b-1 fees, fees and expenses of the non-interested trustees, interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), and total operating expenses for Initial Class, Service Class and Service Class 2 will be limited to 0.10%, 0.20% and 0.35%, respectively.

	Expense Limitations	Reimbursement from adviser
Index 500
Initial Class	.28%	$ 2,050,886
Service Class	.38%	17,394
Service Class 2.53%		70,230
		$ 2,138,510

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction
Asset Manager	$ 232,376	$ 6,579
Contrafund	2,417,980	53,408
Equity-Income	873,945	612
Growth	3,292,493	1,393
High Income	3,244	729
Index 500	14	-
Overseas	912,968	1,208

9. Other Information.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the total outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Asset Manager	22%	1	18%
Contrafund	13%	2	32%
Equity-Income	11%	2	37%
Growth	11%	2	35%
High Income	20%	2	49%
Index 500	35%	-	-
Overseas	14%	2	39%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of Contrafund Portfolio:

We have audited the accompanying statement of assets and liabilities of Contrafund Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Contrafund Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 10, 2005

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of Asset Manager Portfolio and Index 500 Portfolio:

We have audited the accompanying statement of assets and liabilities of Asset Manager Portfolio and Index 500 Portfolio, (the Funds), funds of Variable Insurance Products II, including the portfolios of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Asset Manager Portfolio and Index 500 Portfolio as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2005

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and Shareholders of Equity-Income Portfolio and Growth Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity-Income Portfolio and Growth Portfolio (funds of Variable Insurance Products Fund) at December 31, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Variable Insurance Products Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2005

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of High Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of High Income Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the High Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2005

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of Overseas Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Overseas Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Overseas Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

December 31, 2004 (Unaudited)

Fidelity Floating Rate Central Investment Portfolio

Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc. Tranche B, term loan 4.53% 11/12/08	$ 6,000,000	$ 6,015,000	4.8
Lake Las Vegas LLC Tranche 1, term loan 5.1197% 11/1/09	4,310,000	4,342,325	3.5
Qwest Corp. Tranche A, term loan 7.39% 6/30/07	4,000,000	4,170,000	3.3
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11	4,000,000	4,050,000	3.2
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.1033% 9/9/10	3,993,293	4,043,209	3.2
El Paso Corp. Credit-Linked Deposit 5.15% 11/22/09	4,000,000	4,030,000	3.2
Marina District Finance Co., Inc. term loan 3.93% 10/14/11	4,000,000	4,030,000	3.2
R.H. Donnelley Corp. Tranche B2, term loan 4.3086% 6/30/11	3,965,788	4,005,446	3.2
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10	4,000,000	4,000,000	3.2
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10	3,989,975	3,999,975	3.2
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.67% 10/9/06	3,666,667	3,666,667	2.9
Smurfit-Stone Container Enterprises, Inc. Tranche B, term loan 4.5208% 11/1/11	3,489,621	3,537,603	2.8
Vicar Operating, Inc. Tranche F, term loan 4.1875% 9/30/08	3,100,000	3,119,375	2.5
RailAmerica, Inc. term loan 4.375% 9/29/11	3,000,000	3,052,500	2.4
Constellation Brands, Inc. Tranche B, term loan 4.5866% 12/22/11	3,000,000	3,037,500	2.4
Texas Genco LLC term loan 4.48% 12/14/11	3,000,000	3,033,750	2.4
Lamar Media Corp. Tranche C, term loan 4.0625% 6/30/10	3,000,000	3,030,000	2.4
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11	3,000,000	3,007,500	2.4
HCA, Inc. term loan 3.42% 11/9/09	3,000,000	2,992,500	2.4
Charter Communication Operating LLC Tranche A, term loan 5.13% 4/27/10	3,000,000	2,981,250	2.4
Century Cable Holdings LLC Tranche B, term loan 7.25% 6/30/09	3,000,000	2,977,500	2.4
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08	2,800,000	2,842,000	2.3
Iron Mountain, Inc. Tranche R, term loan 4.1875% 4/2/11	2,500,000	2,512,500	2.0
NRG Energy, Inc. term loan 4.95% 12/24/11	2,193,750	2,193,750	1.8
Valor Telecommunications Enterprises LLC Tranche 2, term loan 10.0815% 11/10/11	2,000,000	2,060,000	1.6
AM General LLC Tranche B1, term loan 6.759% 11/1/11	2,000,000	2,040,000	1.6
Simmons Bedding Co. Tranche C, term loan 4.0535% 12/19/11	2,000,000	2,030,000	1.6
Herbalife International, Inc. term loan 4.58% 12/21/10	2,000,000	2,027,500	1.6
Reliant Energy, Inc. term loan 4.795% 4/30/10	2,000,000	2,025,000	1.6
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.4% 11/9/11	2,000,000	2,015,000	1.6
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08	2,000,000	2,010,000	1.6
Community Health Systems, Inc. term loan 4.15% 8/19/11	1,995,000	2,004,975	1.6
Nextel Communications, Inc. Tranche E, term loan 4.6875% 12/15/10	1,994,962	1,996,209	1.6
NRG Energy, Inc. Credit-Linked Deposit 4.325% 12/24/11	1,706,250	1,708,383	1.4
Domino's, Inc. term loan 4.3125% 6/25/10	1,632,486	1,650,852	1.3
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11	1,220,000	1,226,100	1.0
Smurfit-Stone Container Enterprises, Inc. Tranche C, term loan 4.3958% 11/1/11	1,073,729	1,088,493	0.9
Georgia-Pacific Corp. term loan 3.4647% 7/2/09	1,000,000	998,750	0.8
Cooper Standard Auto, Inc. Tranche C, term loan 6.25% 12/23/11	616,667	624,375	0.5
Landry's Seafood Restaurants, Inc. term loan 4.5276% 12/28/10	465,000	469,650	0.4
Smurfit-Stone Container Enterprises, Inc. Credit-Linked Deposit 2.4% 11/1/10	436,650	442,654	0.4
Cooper Standard Auto, Inc. Tranche B, term loan 6.25% 12/23/11	383,333	388,125	0.3
* The fund commenced operations on December 15, 2004 and holds 42 securities, excluding cash equivalents, which represent 88.9% of the fund's net assets.

Annual Report

December 31, 2004 (Unaudited)

Fidelity High Income Central Investment Portfolio 1

Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 18,333,983	1.7
Invensys PLC 9.875% 3/15/11	11,735,000	12,673,800	1.2
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,504,800	1.1
Micron Technology, Inc. 6.5% 9/30/05	11,761,905	11,732,500	1.1
General Maritime Corp. 10% 3/15/13	9,940,000	11,431,000	1.1
EchoStar DBS Corp. 5.75% 10/1/08	10,505,000	10,662,575	1.0
Celestica, Inc. 7.875% 7/1/11	9,430,000	10,090,100	0.9
Millicom International Cellular SA 10% 12/1/13	8,805,000	9,201,225	0.8
Western Financial Bank 9.625% 5/15/12	8,060,000	9,188,400	0.8
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,497,125	0.8
OMI Corp. 7.625% 12/1/13	7,645,000	8,180,150	0.8
TFM SA de CV yankee 11.75% 6/15/09	8,030,000	8,150,450	0.8
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14	7,120,000	7,974,400	0.7
Compass Minerals International, Inc. 0% 6/1/13	9,175,000	7,431,750	0.7
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	7,067,625	0.7
The Reader's Digest Association, Inc. 6.5% 3/1/11	6,610,000	6,907,450	0.6
Qwest Capital Funding, Inc. 7.25% 2/15/11	7,055,000	6,772,800	0.6
Wyndham International, Inc. term loan 7.125% 6/30/06	6,739,515	6,756,364	0.6
Hanover Compressor Co. 0% 3/31/07	7,660,000	6,664,200	0.6
NRG Energy, Inc. 8% 12/15/13	5,998,000	6,545,318	0.6
MGM MIRAGE 6% 10/1/09	6,360,000	6,519,000	0.6
KB Home 7.75% 2/1/10	6,055,000	6,509,125	0.6
Norske Skog Canada Ltd. 8.625% 6/15/11	6,065,000	6,489,550	0.6
Tenet Healthcare Corp. 6.375% 12/1/11	6,995,000	6,435,400	0.6
Millennium America, Inc. 9.25% 6/15/08	5,690,000	6,429,700	0.6
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	5,980,000	6,398,600	0.6
Mohegan Tribal Gaming Authority 6.375% 7/15/09	6,185,000	6,393,744	0.6
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	5,920,000	6,312,200	0.6
Huntsman LLC 9.32% 7/15/11	5,660,000	6,310,900	0.6
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,214,275	0.6
General Growth Properties, Inc.:
Tranche B, term loan 4.53% 11/12/08	6,100,000	6,115,250	0.6
Tranche A, term loan 4.53% 11/12/07	6,100,000	6,100,000	0.6
Berry Plastics Corp. 10.75% 7/15/12	5,310,000	6,066,675	0.6
Astoria Energy LLC term loan 7.1882% 4/15/12	5,890,000	6,007,800	0.6
Levi Strauss & Co. 12.25% 12/15/12	5,370,000	5,960,700	0.5
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08	6,050,000	5,944,125	0.5
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,938,500	0.5
CDRV Investors, Inc. 0% 1/1/15	9,590,000	5,921,825	0.5
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10	5,205,000	5,881,650	0.5
Riverside Energy Center LLC term loan 6.38% 6/24/11	5,793,001	5,879,896	0.5
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,830,000	5,830,000	0.5
Asbury Automotive Group, Inc. 9% 6/15/12	5,420,000	5,704,550	0.5
Xerox Corp. 7.125% 6/15/10	5,235,000	5,653,800	0.5
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900	0.5
Range Resources Corp. 7.375% 7/15/13	5,235,000	5,601,450	0.5
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,487,000	0.5
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,050,000	5,479,250	0.5
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,477,663	0.5
Nextel Communications, Inc. 6.875% 10/31/13	4,970,000	5,392,450	0.5
Qwest Capital Funding, Inc. 7% 8/3/09	5,440,000	5,385,600	0.5
Top 50 Holdings as a Percentage of Fund's Net Assets - 33.6%

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981 or 1988

Trustee of Variable Insurance Products Fund (1981) and Variable Insurance Products Fund II (1988). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Asset Manager (2001), VIP Contrafund (2001), VIP Equity-Income (2001), VIP Growth (2001), VIP High Income (2001), VIP Index 500 (2001), and VIP Overseas (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund and Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of VIP Index 500 and VIP Overseas. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Bart A. Grenier (45)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager, VIP Equity-Income, and VIP High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

John B. McDowell (46)

Year of Election or Appointment: 2002

Vice President of VIP Contrafund and VIP Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Matthew J. Conti (38)

Year of Election or Appointment: 2002 or 2003

Vice President of VIP Equity-Income and VIP High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti managed a variety of Fidelity funds. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

William Danoff (44)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Richard C. Habermann (64)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Habermann also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds. Mr. Habermann also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Name, Age; Principal Occupation
Richard R. Mace, Jr. (43)

Year of Election or Appointment: 1996

Vice President of VIP Overseas. Mr. Mace serves as Vice President of other funds advised by FMR. Mr. Mace also serves as Senior Vice President of FMR (2001) and FMR Co., Inc. (2001).

Charles A. Mangum (40)

Year of Election or Appointment: 2002Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Magnum also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mangum managed a variety of Fidelity funds. Mr. Mangum also serves as Vice President of FMR and FMR Co., Inc. (2001).

Christine McConnell (46)

Year of Election or Appointment: 2000

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Ms. McConnell also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. McConnell managed a variety of Fidelity funds. Ms. McConnell also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

James Kim Miller (41)

Year of Election or Appointment: 2004

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller managed a variety of Fidelity funds.

Ford E. O'Neil (42)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Stephen R. Petersen (48)

Year of Election or Appointment: 1997

Vice President of VIP Equity-Income. Mr. Petersen serves as Vice President of other funds advised by FMR. Mr. Petersen also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Jennifer S. Uhrig (43)

Year of Election or Appointment: 1997

Vice President of VIP Growth Portfolio. Ms. Uhrig serves as Vice President of another fund advised by FMR. Ms. Uhrig also serves as Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Asset Manager, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, and VIP Overseas. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present); and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Asset Manager, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, and VIP Overseas. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Asset Manager, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, and VIP Overseas. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Asset Manager, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, and VIP Overseas. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Asset Manager, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, and VIP Overseas. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Asset Manager, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, and VIP Overseas. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Asset Manager, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, and VIP Overseas. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1985, 1986, 1987, 1989, 1992, or 1995

Assistant Treasurer of VIP Asset Manager (1989), VIP Contrafund (1995), VIP Equity-Income (1986), VIP Growth (1986), VIP High Income (1985), VIP Index 500 (1992), and VIP Overseas (1987). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Asset Manager, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, and VIP Overseas. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Asset Manager, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, and VIP Overseas. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Asset Manager, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, and VIP Overseas. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Equity-Income
Initial Class	02/14/05	02/11/05	$.405	$.890
Service Class	02/14/05	02/11/05	$.385	$.890
Service Class 2	02/14/05	02/11/05	$.360	$.890
Asset Manager
Initial Class	02/11/05	02/11/05	$.390	$.005
Service Class	02/11/05	02/11/05	$.370	$.005
Service Class 2	02/11/05	02/11/05	$.365	$.005
Contrafund
Initial Class	02/11/05	02/11/05	$.080	$.010
Serice Class	02/11/05	02/11/05	$.060	$.010
Service Class 2	02/11/05	02/11/05	$.040	$.010
Overseas
Initial Class	02/11/05	02/11/05	$.115	$.090
Service Class	02/11/05	02/11/05	$.100	$.090
Service Class 2	02/11/05	02/11/05	$.090	$.090

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager	7.48%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund
Asset Manager
Initial Class	29%
Service Class	30%
Service Class 2	31%
Contrafund
Initial Class	100%
Service Class	100%
Service Class 2	100%
Equity-Income
Initial Class	100%
Service Class	100%
Service Class 2	100%
Growth
Initial Class	100%
Service Class	100%
Service Class 2	100%
Index 500
Initial Class	100%
Service Class	100%
Service Class 2	100%

Annual Report

Notes to Financial Statements - continued

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Overseas
Initial Class	02/13/04	$.199	$.019
Service Class	02/13/04	$.189	$.019
Service Class 2	02/13/04	$.179	$.019

The funds will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. DirksB
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 3
To approve a new sub-advisory agreement among FMR, FMR U.K., and Variable Insurance Products Fund for each of Equity-Income Portfolio and Growth Portfolio.
Equity-Income Portfolio
	# of Votes	% of Votes
Affirmative	6,731,293,010.62	89.239
Against	310,929,859.15	4.122
Abstain	500,745,863.80	6.639
TOTAL	7,542,968,733.57	100.000
Growth Portfolio
	# of Votes	% of Votes
Affirmative	5,975,028,070.83	88.802
Against	315,998,524.66	4.696
Abstain	437,489,754.25	6.502
TOTAL	6,728,516,349.74	100.000
PROPOSAL 4
To approve a new sub-advisory agreement among FMR, FMR Far East, and Variable Insurance Products Fund for each of Equity-Income Portfolio and Growth Portfolio.
Equity-Income Portfolio
	# of Votes	% of Votes
Affirmative	6,721,558,010.15	89.110
Against	322,563,327.80	4.277
Abstain	498,847,395.62	6.613
TOTAL	7,542,968,733.57	100.000
Growth Portfolio
	# of Votes	% of Votes
Affirmative	5,967,060,487.85	88.683
Against	322,604,636.29	4.795
Abstain	438,851,225.60	6.522
TOTAL	6,728,516,349.74	100.000
PROPOSAL 5
To approve a new amended and restated sub-advisory agreement between FMR Far East and FIJ for each of Equity-Income Portfolio and Growth Portfolio.
Equity-Income Portfolio
	# of Votes	% of Votes
Affirmative	6,718,405,992.36	89.068
Against	323,955,769.99	4.295
Abstain	500,606,971.22	6.637
TOTAL	7,542,968,733.57	100.000
Growth Portfolio
	# of Votes	% of Votes
Affirmative	5,952,404,198.80	88.465
Against	333,946,456.42	4.963
Abstain	442,165,694.52	6.572
TOTAL	6,728,516,349.74	100.000
PROPOSAL 6
To approve a new master international research agreement between FMR and FIIA for each of Equity-Income Portfolio and Growth Portfolio.
Equity-Income Portfolio
	# of Votes	% of Votes
Affirmative	6,734,087,467.07	89.276
Against	307,013,886.12	4.071
Abstain	501,867,380.38	6.653
TOTAL	7,542,968,733.57	100.000
Growth Portfolio
	# of Votes	% of Votes
Affirmative	5,970,554,038.68	88.735
Against	321,092,817.96	4.772
Abstain	436,869,493.10	6.493
TOTAL	6,728,516,349.74	100.000
PROPOSAL 7
To approve a new sub-research agreement between FIIA and FIIA (U.K.)L for each of Equity-Income Portfolio and Growth Portfolio.
Equity-Income Portfolio
	# of Votes	% of Votes
Affirmative	6,731,737,757.05	89.245
Against	311,103,851.74	4.125
Abstain	500,127,124.78	6.630
TOTAL	7,542,968,733.57	100.000
Growth Portfolio
	# of Votes	% of Votes
Affirmative	5,968,891,984.81	88.710
Against	319,296,673.74	4.746
Abstain	440,327,691.19	6.544
TOTAL	6,728,516,349.74	100.000
PROPOSAL 8
To approve a new sub-research agreement between FIIA and FIJ for each of Equity-Income Portfolio and Growth Portfolio.
Equity-Income Portfolio
	# of Votes	% of Votes
Affirmative	6,739,563,050.41	89.349
Against	309,142,220.41	4.098
Abstain	494,263,462.75	6.553
TOTAL	7,542,968,733.57	100.000
Growth Portfolio
	# of Votes	% of Votes
Affirmative	5,979,761,945.37	88.872
Against	322,291,647.58	4.790
Abstain	426,462,756.79	6.338
TOTAL	6,728,516,349.74	100.000
PROPOSAL 9
To amend the fundamental investment limitation concerning borrowing for each of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio and Overseas Portfolio.
Equity-Income Portfolio
	# of Votes	% of Votes
Affirmative	6,685,392,791.57	88.631
Against	416,380,211.81	5.520
Abstain	441,195,730.19	5.849
TOTAL	7,542,968,733.57	100.000
Growth Portfolio
	# of Votes	% of Votes
Affirmative	5,946,204,016.89	88.373
Against	412,358,112.36	6.129
Abstain	369,954,220.49	5.498
TOTAL	6,728,516,349.74	100.000
High Income Portfolio
	# of Votes	% of Votes
Affirmative	1,451,356,817.10	90.478
Against	59,751,642.97	3.725
Abstain	92,989,319.11	5.797
TOTAL	1,604,097,779.18	100.000
Overseas Portfolio
	# of Votes	% of Votes
Affirmative	1,415,911,097.88	89.754
Against	58,404,622.92	3.702
Abstain	103,230,926.39	6.544
TOTAL	1,577,546,647.19	100.000
PROPOSAL 10
To amend the fundamental investment limitation concerning lending for each of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio and Overseas Portfolio.
Equity-Income Portfolio
	# of Votes	% of Votes
Affirmative	6,589,639,425.26	87.361
Against	465,151,442.69	6.167
Abstain	488,177,865.62	6.472
TOTAL	7,542,968,733.57	100.000
Growth Portfolio
	# of Votes	% of Votes
Affirmative	5,843,159,022.83	86.842
Against	468,598,250.73	6.964
Abstain	416,759,076.18	6.194
TOTAL	6,728,516,349.74	100.000
High Income Portfolio
	# of Votes	% of Votes
Affirmative	1,453,764,730.70	90.628
Against	57,576,166.97	3.590
Abstain	92,756,881.51	5.782
TOTAL	1,604,097,779.18	100.000
Overseas Portfolio
	# of Votes	% of Votes
Affirmative	1,415,760,262.71	89.744
Against	59,625,618.33	3.780
Abstain	102,160,766.15	6.476
TOTAL	1,577,546,647.19	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund II shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	10,633,156,497.88	78.949
Against	2,079,333,933.24	15.439
Abstain	755,879,753.86	5.612
TOTAL	13,468,370,184.98	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	12,653,134,619.02	93.947
Withheld	815,235,565.96	6.053
TOTAL	13,468,370,184.98	100.000
Ralph F. Cox
Affirmative	12,621,475,328.63	93.712
Withheld	846,894,856.35	6.288
TOTAL	13,468,370,184.98	100.000
Laura B. Cronin
Affirmative	12,672,564,623.97	94.091
Withheld	795,805,561.01	5.909
TOTAL	13,468,370,184.98	100.000
Dennis J. Dirks B
Affirmative	100,000,000.00	00.000
Withheld	100,000,000.00	00.000
TOTAL	13,468,370,184.98	100.000
Robert M. Gates
Affirmative	12,659,421,698.29	93.994
Withheld	808,948,486.69	6.006
TOTAL	13,468,370,184.98	100.000
George H. Heilmeier
Affirmative	12,643,445,665.25	93.875
Withheld	824,924,519.73	6.125
TOTAL	13,468,370,184.98	100.000
Abigail P. Johnson
Affirmative	12,656,994,867.39	93.976
Withheld	811,375,317.59	6.024
TOTAL	13,468,370,184.98	100.000
Edward C. Johnson 3d
Affirmative	12,611,555,734.60	93.638
Withheld	856,814,450.38	6.362
TOTAL	13,468,370,184.98	100.000
Donald J. Kirk
Affirmative	12,632,695,111.23	93.795
Withheld	835,675,073.75	6.205
TOTAL	13,468,370,184.98	100.000
Marie L. Knowles
Affirmative	12,674,914,386.54	94.109
Withheld	793,455,798.44	5.891
TOTAL	13,468,370,184.98	100.000
Ned C. Lautenbach
Affirmative	12,679,654,480.45	94.144
Withheld	788,715,704.53	5.856
TOTAL	13,468,370,184.98	100.000
Marvin L. Mann
Affirmative	12,631,864,234.33	93.789
Withheld	836,505,950.65	6.211
TOTAL	13,468,370,184.98	100.000
William O. McCoy
Affirmative	12,627,373,668.93	93.756
Withheld	840,996,516.05	6.244
TOTAL	13,468,370,184.98	100.000
Robert L. Reynolds
Affirmative	12,676,011,492.18	94.117
Withheld	792,358,692.80	5.883
TOTAL	13,468,370,184.98	100.000
Cornelia M. Small B
Affirmative	12,673,927,441.76	94.101
Withheld	794,442,743.22	5.899
TOTAL	13,468,370,184.98	100.000
William S. Stavropoulos
Affirmative	12,650,527,834.35	93.928
Withheld	817,842,350.63	6.072
TOTAL	13,468,370,184.98	100.000
PROPOSAL 3
To amend the fundamental investment limitation concerning lending for each of Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio.
Asset Manager Portfolio
	# of Votes	% of Votes
Affirmative	1,849,622,102.61	80.210
Against	253,772,754.95	11.005
Abstain	202,575,618.72	8.785
TOTAL	2,305,970,476.28	100.000
Contrafund Portfolio
	# of Votes	% of Votes
Affirmative	5,886,227,662.54	79.495
Against	936,831,415.64	12.652
Abstain	581,452,493.19	7.853
TOTAL	7,404,511,571.37	100.000
Index 500 Portfolio
	# of Votes	% of Votes
Affirmative	1,626,622,004.43	80.121
Against	236,642,441.54	11.656
Abstain	166,939,389.09	8.223
TOTAL	2,030,203,835.06	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager, Contrafund, Equity-Income, Growth,
High Income, Index 500, and Overseas Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager Portfolio

Fidelity Management & Research (U.K.) Inc.
Asset Manager, Contrafund, Equity-Income,
Growth, High Income, and Overseas Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager, Contrafund, Equity-Income,
Growth, High Income, and Overseas Portfolios

Fidelity International Investment Advisors
Asset Manager, Contrafund, Equity-Income,
Growth, High Income, and Overseas Portfolios

Fidelity International Investment Advisors (U.K.) Limited
Asset Manager, Contrafund, Equity-Income,
Growth, High Income, and Overseas Portfolios

Fidelity Investments Japan Limited
Asset Manager, Contrafund, Equity-Income,
Growth, High Income, and Overseas Portfolios

Geode Capital Management, LLC
Index 500 Portfolio

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
High Income Portfolio

JPMorgan Chase Bank, New York, NY
Asset Manager and Overseas Portfolios

Brown Brothers Harriman & Co., Boston, MA
Contrafund Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth and Index 500 Portfolios

The Northern Trust Company, Chicago, IL
Equity-Income Portfolios

VIPGRP1-ANN-0205
1.768592.103

Item 2. Code of Ethics

As of the end of the period, December 31, 2004, Variable Insurance Products II: Contrafund Portfolio has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of VIP Insurance Products II: Contrafund Portfolio has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the funds of Variable Insurance Products II (the trust): Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, and Investment Grade Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Asset Manager Portfolio	$39,000	$64,000
Asset Manager: Growth Portfolio	$34,000	$47,000
Contrafund Portfolio	$41,000	$47,000
Index 500 Portfolio	$32,000	$28,000
Investment Grade Portfolio	$37,000	$44,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,300,000	$4,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Asset Manager Portfolio	$0	$0
Asset Manager: Growth Portfolio	$0	$0
Contrafund Portfolio	$0	$0
Index 500 Portfolio	$0	$0
Investment Grade Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Asset Manager Portfolio	$3,900	$3,700
Asset Manager: Growth Portfolio	$4,200	$4,100
Contrafund Portfolio	$4,200	$4,000
Index 500 Portfolio	$4,200	$4,000
Investment Grade Portfolio	$4,000	$3,900
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Asset Manager Portfolio	$0	$0
Asset Manager: Growth Portfolio	$0	$0
Contrafund Portfolio	$0	$0
Index 500 Portfolio	$0	$0
Investment Grade Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$850,000	$150,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte Entities for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Asset Manager Portfolio	0%
Asset Manager: Growth Portfolio	0%
Contrafund Portfolio	0%
Index 500 Portfolio	0%
Investment Grade Portfolio	0%

(g) For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by Deloitte Entities of $1,400,000A and $1,350,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$900,000	$150,000
Non-Covered Services	$500,000	$1,200,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Variable Insurance Products II: Contrafund Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that Variable Insurance Products II: Contrafund Portfolio's (the fund) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 22, 2005